UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054
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CREDIT SUISSE OPPORTUNITY FUNDS
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)               (Zip Code)

John G. Popp

Credit Suisse Opportunity Funds

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2020 to October 31, 2021

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2021

◼  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report
October 31, 2021 (unaudited)

December 2, 2021

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the 12-month period ended October 31, 2021.

Performance Summary
11/1/20 – 10/31/21

Fund & Benchmark	Performance
Class I1	8.86%
Class A1,2	8.57%
Class C1,2	7.90%
Credit Suisse Leveraged Loan Index[3]	8.53%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for loans

The 12-month period ended October 31, 2021, was a positive one for floating rate strategies, with the Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark, returning 8.53% for the year. The Index saw positive returns in each month of the period. The senior loan discount margin — assuming a three-year average life — tightened by 143 basis points during the period to 440 basis points, while the average price of the Index finished the year 5.66 points higher, at 98.53.

From a quality standpoint, lower-rated assets outperformed, with CCC/Split CCC and Split B returning 25.08% and 14.50%, respectively. Higher quality assets underperformed with Split BBB and BB returning 4.20% and 5.20%, respectively.

The Index was led by the energy and metals/minerals sectors, which returned 21.11% and 17.40% for the period, respectively. Conversely, utilities and food/tobacco were the largest sector laggards, retuning 4.11% and 5.81%, respectively.

According to JPMorgan, fund flows were positive in each month during the period, ultimately resulting in $33.7 billion of inflows, averaging about $2.8 billion per month. With $374.9 billion in gross issuance — including $161.8 billion net of refinancing — healthy collateralized loan obligation ("CLO") issuance contributed meaningfully to demand in the asset class.

1

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

With loan managers experiencing inflows and the economy showing signs of stability, the loan market has been very receptive to new issues — with gross issuance of $790.4 billion and net loan issuance of $364.9 billion over the period. Additionally, year-to-date gross issuance ($732.8 billion) and net issuance ($336.8 billion) are up 104% and 119%, respectively, over the first 10 months of 2020.

The par-weighted default rate in loans ended October at 0.69% — a 10-year low.

Strategic Review and Outlook: Optimistic for the future

For the annual period ended October 31, 2021, the Fund's Class I-shares and A-shares outperformed the Index. Positive selection within bank loans and allocations to high yield and CLO asset classes added to relative returns. From a sector perspective, the greatest contributors to relative return included financials, gaming/leisure and aerospace.

Over the near term, we expect high levels of activity across capital markets and low default rates to continue on the back of the strong recovery we have seen in 2021. Although issuers have generally done an excellent job managing through inflationary pressures and labor shortages, we believe consumer spending and general economic activity could be pressured if these challenges persist well into 2022. From a sector standpoint, we believe we are positioned appropriately and defensively with overweights in technology, healthcare, packaging and services, which should see more muted impact to an economic slowdown. We also see elevated risk in certain issuers that are fully levered off of COVID-19 bump-inflated earnings, as some of these balance sheets will come under pressure regardless of economic activity. Given the strong technical backdrop, 2021 has not seen much dispersion in performance across sectors, but we do expect that to subside as we head into 2022.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin
Joshua Shedroff

2

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, illiquidity risk, interest rate risk, LIBOR risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2021; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1,2 and the
Credit Suisse Leveraged Loan Index3 for Ten Years

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 3.35%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 6.90%.

3  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

4

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Average Annual Returns as of October 31, 20211

	1 Year	5 Years	10 Years
Class I	8.86%	4.08%	4.52%
Class A Without Sales Charge	8.57%	3.79%	4.25%
Class A With Maximum Sales Charge	3.35%	2.79%	3.75%
Class C Without CDSC	7.90%	3.05%	3.47%
Class C With CDSC	6.90%	3.05%	3.47%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 0.77% for Class I shares, 1.02% for Class A shares and 1.77% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

5

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2021.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2021

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,019.70	$1,018.40	$1,016.10
Expenses Paid per $1,000*	$3.56	$4.83	$8.64
Hypothetical 5% Fund Return
Beginning Account Value 05/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,021.68	$1,020.42	$1,016.64
Expenses Paid per $1,000*	$3.57	$4.84	$8.64
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2021)

S&P Ratings**
A	0.4%
BBB	2.2
BB	18.0
B	57.7
CCC	8.7
CC	0.1
D	0.0 [1]
NR	3.5
Subtotal	90.6
Equity and Other	9.4
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (85.3%)
Advertising (0.1%)
$4,279	MH Sub I LLC, LIBOR 1M + 3.500%(1)	(B, B2)	09/13/24	3.587	$4,269,663
Aerospace & Defense (1.4%)
4,016	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(1)	(B, B1)	01/29/27	3.587	4,009,714
4,750	Amentum Government Services Holdings LLC, LIBOR 1M + 8.750%(1)	(NR, NR)	01/31/28	10.000	4,782,680
1,762	Amentum Government Services Holdings LLC, LIBOR 3M + 4.750%(1)	(B, B1)	01/29/27	5.500	1,767,699
2,628	Fly Funding II Sarl, LIBOR 3M + 1.750%(1)	(BB+, Ba3)	08/11/25	1.880	2,586,489
5,525	KKR Apple Bidco, LLC(2)	(B+, B1)	09/22/28	0.000	5,519,534
4,350	Peraton Corp., LIBOR 1M + 7.750%(1)	(NR, NR)	02/01/29	8.500	4,453,313
18,912	Peraton Corp., LIBOR 1M + 3.750%(1)	(B+, B1)	02/01/28	4.500	18,981,890
					42,101,319
Air Transportation (0.5%)
9,344	Brown Group Holding LLC, LIBOR 3M + 2.750%(1)	(B+, B1)	06/07/28	3.250	9,333,633
4,975	United Airlines, Inc., LIBOR 3M + 3.750%(1)	(BB-, Ba1)	04/21/28	4.500	5,052,287
					14,385,920
Auto Parts & Equipment (4.5%)
11,338	Adient U.S. LLC, LIBOR 1M + 3.500%(1)	(BB-, Ba3)	04/08/28	3.587	11,355,922
2,233	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba1)	04/06/24	3.000	2,232,786
10,978	Autokiniton U.S. Holdings, Inc., LIBOR 3M + 4.500%(1)	(B, B2)	04/06/28	5.000	11,004,944
11,083	Clarios Global LP, LIBOR 1M + 3.250%(1)	(B, B1)	04/30/26	3.337	11,030,086
15,708	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1),(3)	(B-, B1)	11/02/23	2.750	14,673,200
10,396	Dayco Products LLC, LIBOR 3M + 4.250%(1)	(CCC+, B3)	05/19/23	4.371	10,161,777
6,471	Dealer Tire LLC, LIBOR 1M + 4.250%(1)	(B-, B1)	12/12/25	4.337	6,481,133
8,397	Garrett LX I Sarl, LIBOR 3M + 3.250%(1)	(B+, Ba2)	04/30/28	3.750	8,381,106
7,968	Gates Global LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/31/27	3.250	7,958,730
1,869	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(1),(4)	(CCC-, Caa3)	03/02/26	11.000	1,852,166
2,712	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(1),(4)	(B-, Caa1)	08/28/25	7.000	2,699,250
11,280	Les Schwab Tire Centers, LIBOR 3M + 3.250%(1)	(B, B2)	11/02/27	4.000	11,290,898
1,132	PAI Holdco, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	10/28/27	4.250	1,134,420
3,613	RVR Dealership Holdings LLC, LIBOR 3M + 4.000%(1)	(B+, B2)	02/08/28	4.750	3,612,721
345	RVR Dealership Holdings LLC(2),(5)	(B+, B2)	02/08/28	2.000	344,609
6,199	Superior Industries International, Inc., LIBOR 1M + 4.000%(1),(3)	(B, Ba3)	05/22/24	4.087	6,198,816
7,041	TI Group Automotive Systems LLC, EURIBOR 3M + 3.250%(1),(6)	(BB+, Ba3)	12/16/26	3.250	8,158,306

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment
$5,243	TI Group Automotive Systems LLC, LIBOR 3M + 3.250%(1)	(BB+, Ba3)	12/16/26	3.750	$5,249,560
10,096	U.S. Farathane LLC, LIBOR 3M + 4.250%(1),(7)	(CCC+, B2)	12/23/24	5.250	9,591,561
					133,411,991
Banking (0.5%)
12,148	Citco Funding LLC, LIBOR 6M + 2.500%(1)	(NR, Ba3)	09/28/23	2.658	12,132,389
2,963	Citco Funding LLC, LIBOR 6M + 3.250%(1),(7)	(NR, Ba3)	09/28/23	3.750	2,962,500
					15,094,889
Brokerage (0.1%)
2,119	RE/MAX International, Inc., LIBOR 3M + 2.500%(1),(7)	(BB, Ba3)	07/21/28	3.000	2,108,778
Building & Construction (0.4%)
7,440	MX Holdings U.S., Inc., LIBOR 1M + 2.500%(1)	(B+, B1)	07/31/25	3.250	7,430,140
295	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1),(5)	(B, B2)	10/29/27	4.000	296,276
2,777	Service Logic Acquisition, Inc., LIBOR 2M + 4.000%, LIBOR 3M + 4.000%(1)	(B, B2)	10/29/27	4.129 - 4.750	2,792,730
					10,519,146
Building Materials (2.7%)
5,533	Chamberlain Group, Inc.(2)	(B, B2)	11/03/28	0.000	5,531,105
13,497	Core & Main LP, LIBOR 1M + 2.500%(1)	(B+, Ba3)	07/27/28	2.588	13,423,908
17,558	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	04/12/28	3.750	17,566,591
7,109	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	02/14/27	2.090	7,042,819
9,898	Foundation Building Materials Holding Co. LLC, LIBOR 1M + 3.250%(1)	(B, B2)	02/03/28	3.750	9,833,104
1,452	Hillman Group, Inc. (The) (Delayed Draw Term Loan), LIBOR 1M + 2.750%(1),(5)	(B+, B1)	07/14/28	3.250	1,449,830
6,061	Hillman Group, Inc. (The) (Term Loan B1), LIBOR 1M + 2.750%(1)	(B+, B1)	07/14/28	3.250	6,053,040
12,898	Park River Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B1)	12/28/27	4.000	12,862,861
1,490	Standard Industries, Inc., LIBOR 3M + 2.500%(1)	(BBB-, Baa3)	09/22/28	3.000	1,489,758
5,238	Wilsonart LLC, LIBOR 3M + 3.500%(1)	(B+, B2)	12/19/26	4.500	5,248,792
					80,501,808
Cable & Satellite TV (0.8%)
15,072	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	2.340	14,758,376
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(6)	(B+, B1)	01/31/29	3.000	8,019,333
					22,777,709

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals (6.9%)
$5,019	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 1M + 3.250%(1),(6)	(B, B2)	09/13/23	3.250	$5,798,451
1,689	Allnex (Luxembourg) & Cy S.C.A., LIBOR 1M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,690,570
1,272	Allnex U.S.A., Inc., LIBOR 1M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,273,670
2,705	Aruba Investments, Inc., LIBOR 3M + 4.000%(1)	(B-, B1)	11/24/27	4.750	2,716,362
10,341	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(1)	(BB-, B1)	08/27/26	5.500	10,456,057
3,547	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1),(7)	(B, B2)	11/20/23	4.500	3,556,304
2,719	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1),(7)	(B, B2)	11/20/23	4.500	2,725,823
25,943	Atotech B.V., LIBOR 3M + 2.500%(1)	(B+, B1)	03/18/28	3.000	25,948,428
7,286	CeramTec AcquiCo GmbH, EURIBOR 3M + 2.500%(1),(6)	(B, B2)	03/07/25	2.500	8,396,173
2,149	CPC Acquisition Corp., LIBOR 3M + 7.750%(1)	(CCC, Caa2)	12/29/28	8.500	2,157,381
3,980	CPC Acquisition Corp., LIBOR 3M + 3.750%(1)	(B, B3)	12/29/27	4.500	3,980,000
1,902	Flint Group GmbH, EURIBOR 3M + 4.250%(1),(6)	(CCC+, Caa1)	09/21/23	5.000	2,205,387
550	Flint Group GmbH, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(4)	(CCC+, Caa1)	09/21/23	6.000	550,151
3,327	Flint Group U.S. LLC, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(4)	(CCC+, Caa1)	09/21/23	6.000	3,327,962
6,695	Gemini HDPE LLC, LIBOR 3M + 3.000%(1)	(BB, Ba3)	12/31/27	3.500	6,702,462
1,645	GEON Performance Solutions, LLC, LIBOR 3M + 4.750%(1)	(B+, B2)	08/18/28	5.500	1,663,114
2,392	Illuminate Buyer, LLC, LIBOR 1M + 3.500%(1)	(B+, B1)	06/30/27	3.587	2,388,355
1,995	INEOS Styrolution U.S. Holding LLC, LIBOR 1M + 2.750%(1)	(BB, Ba3)	01/29/26	3.250	1,997,075
2,349	Ineos U.S. Finance LLC, LIBOR 1M + 2.000%(1)	(BB, Ba2)	04/01/24	2.087	2,336,832
2,494	LSF11 A5 Holdco LLC, LIBOR 3M + 3.750%(1)	(B, B1)	10/15/28	4.250	2,494,005
8,099	Luxembourg Investment Co. 428 S.a r.l.(2),(7)	(B, B2)	10/20/28	0.000	8,109,465
6,688	Messer Industries GmbH, LIBOR 3M + 2.500%(1)	(BB-, B1)	03/01/26	2.632	6,652,123
6,400	Orion Engineered Carbons GmbH, LIBOR 3M + 2.250%(1)	(BB, Ba2)	09/24/28	2.750	6,412,000
13,120	PMHC II, Inc., LIBOR 12M + 3.500%(1)	(B-, Caa1)	03/31/25	4.500	13,054,103
2,907	PMHC II, Inc., LIBOR 12M + 7.750%(1),(3)	(CCC+, Caa3)	03/30/26	8.750	2,883,533
11,414	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, PRIME + 3.750%(1)	(B-, B3)	10/15/25	4.874 - 7.000	11,423,338
8,378	Ravago Holdings America, Inc., LIBOR 3M + 2.500%(1)	(NR, B1)	03/04/28	2.640	8,349,122
9,398	Solenis Holdings LLC, LIBOR 1M + 4.000%(1)	(B-, B3)	06/26/25	4.087	9,401,356
6,000	Solenis Holdings LLC, LIBOR 1M + 8.500%(1),(3)	(CCC+, Caa1)	06/26/26	8.587	6,011,280
15,253	Starfruit Finco B.V, LIBOR 1M + 2.750%(1)	(B+, B2)	10/01/25	2.839	15,162,664
3,336	Tronox Finance LLC, LIBOR 1M + 2.250%, LIBOR 3M + 2.250%(1)	(BB-, Ba3)	03/13/28	2.337 - 2.382	3,313,648
1,452	UTEX Industries, Inc., LIBOR 1M + 7.000%(1)	(NR, NR)	12/03/25	8.500	1,464,518

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$1,274	UTEX Industries, Inc., LIBOR 1M + 5.250%(1)	(NR, NR)	12/03/25	11.000	$1,257,304
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(3)	(CCC-, Caa3)	10/27/25	9.250	3,869,920
13,822	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B3)	08/12/24	5.000	13,601,246
2,250	Zep, Inc., LIBOR 6M + 8.250%(1),(3)	(CCC-, Caa3)	08/11/25	9.250	2,211,750
					205,541,932
Diversified Capital Goods (2.1%)
4,907	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B, B1)	01/02/26	4.588	4,942,237
240	DexKo Global, Inc. (Delayed Draw Term Loan)(2)	(B-, B1)	10/04/28	0.000	240,300
1,260	DexKo Global, Inc. (Term Loan B)(2)	(B-, B1)	10/04/28	0.000	1,261,575
10,542	Dynacast International LLC, LIBOR 3M + 4.750%(1),(7)	(CCC+, B2)	07/22/25	5.750	10,568,234
1,377	Dynacast International LLC, LIBOR 3M + 9.250%(1),(7)	(CCC-, Caa2)	10/22/25	10.250	1,418,060
3,818	Electrical Components International, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	06/26/25	4.349	3,792,566
1,995	Electrical Components International, Inc., PRIME + 7.500%(1),(7)	(B-, B2)	06/26/25	10.750	1,999,988
6,025	Filtration Group Corp.(2)	(B, B3)	10/21/28	0.000	6,027,747
3,928	GrafTech Finance, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba3)	02/12/25	3.500	3,939,545
11,476	Hayward Industries, Inc., LIBOR 1M + 2.500%(1)	(BB-, B2)	05/12/28	3.000	11,459,773
3,050	Madison IAQ LLC(2)	(B, B1)	06/21/28	0.000	3,047,832
14,949	Vertiv Group Corp., LIBOR 1M + 2.750%(1)	(BB-, B1)	03/02/27	2.830	14,863,614
					63,561,471
Electric - Integrated (0.2%)
7,335	Pacific Gas & Electric Co., LIBOR 3M + 3.000%(1)	(BB-, B1)	06/23/25	3.500	7,269,607
Electronics (2.1%)
4,205	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, Ba3)	10/04/24	2.630	4,194,253
3,499	EXC Holdings III Corp., LIBOR 3M + 3.500%(1),(7)	(B-, B1)	12/02/24	4.500	3,512,310
3,131	EXC Holdings III Corp., LIBOR 3M + 7.500%(1)	(CCC+, Caa1)	12/01/25	8.500	3,139,757
12,210	Idemia Group, LIBOR 3M + 4.500%(1)	(B-, B3)	01/09/26	5.250	12,251,288
7,000	Idemia Identity & Security France SAS, EURIBOR 3M + 4.500%(1),(6)	(B-, B3)	01/10/26	4.500	8,140,318
3,142	Infinite Bidco LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	03/02/28	4.250	3,147,357
1,548	Infinite Bidco LLC, LIBOR 1M + 7.000%(1),(7)	(CCC, Caa2)	03/02/29	7.500	1,563,095
4,143	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	05/17/24	2.337	4,128,130
5,284	Mirion Technologies, Inc.(2)	(B, B1)	10/20/28	0.000	5,274,230
11,466	MKS Instruments, Inc.(2)	(BB, Ba1)	10/21/28	0.000	11,465,698
5,663	Synaptics, Inc.(2)	(BB-, Ba1)	10/21/28	0.000	5,678,412
					62,494,848

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Energy - Exploration & Production (0.3%)
$2,771	CQP Holdco LP, LIBOR 1M + 3.750%(1)	(B, B2)	06/05/28	4.250	$2,771,503
4,683	PES Holdings LLC(2),(8),(9)	(NR, NR)	12/31/22	0.000	3,301,570
15,270	PES Holdings LLC, 3.000% PIK(1),(4),(7),(8)	(NR, NR)	12/31/22	3.000	286,312
4,534	PES Holdings LLC, 7.000% PIK(1),(3),(4),(7),(8)	(NR, NR)	12/31/22	7.000	2,493,570
					8,852,955
Environmental (0.2%)
1,430	GFL Environmental, Inc., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	05/30/25	3.500	1,434,044
3,920	Patriot Container Corp., LIBOR 1M + 3.750%(1)	(B, B2)	03/20/25	4.750	3,912,271
					5,346,315
Food & Drug Retailers (1.1%)
2,999	L1R HB Finance Ltd., EURIBOR 3M + 4.250%(1),(6)	(B-, B3)	08/09/24	4.250	3,265,772
2,999	L1R HB Finance Ltd., LIBOR 3M + 5.250%(1),(10)	(B-, B3)	09/02/24	5.326	3,834,740
12,725	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	11/30/27	4.250	12,759,158
12,528	WOOF Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	12/21/27	4.500	12,559,137
875	WOOF Holdings, Inc., LIBOR 6M + 7.250%(1)	(CCC, Caa2)	12/21/28	8.000	886,803
					33,305,610
Food - Wholesale (0.8%)
959	AI Aqua Merger Sub, Inc.(2)	(B, B3)	07/31/28	0.000	963,248
7,668	AI Aqua Merger Sub, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	07/31/28	4.500	7,705,981
2,272	Sycamore Buyer LLC(2)	(BB+, Ba3)	09/24/28	0.000	2,268,726
6,126	United Natural Foods, Inc., LIBOR 1M + 3.500%(1)	(BB-, B1)	10/22/25	3.587	6,138,570
1,764	UTZ Quality Foods, LLC(2)	(B, B1)	01/20/28	0.000	1,762,692
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(3),(6)	(B, B2)	01/31/25	5.750	5,757,316
					24,596,533
Gaming (1.1%)
3,456	Aristocrat Leisure Ltd., LIBOR 3M + 3.750%(1)	(BB+, Ba1)	10/19/24	4.750	3,468,848
2,075	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	2.837	2,067,152
7,843	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(3)	(B-, Caa2)	07/08/24	4.087	7,765,029
11,058	Golden Nugget, Inc., LIBOR 2M + 2.500%(1)	(B, B2)	10/04/23	3.250	11,016,620
9,376	Twin River Worldwide Holdings, Inc., LIBOR 3M + 3.250%(1)	(BB-, Ba2)	08/06/28	3.750	9,378,574
					33,696,223
Gas Distribution (0.2%)
3,189	Traverse Midstream Partners LLC(2)	(B, B3)	09/27/24	0.000	3,195,070
4,130	Traverse Midstream Partners LLC, LIBOR 3M + 4.250%(1)	(B, B3)	09/27/24	5.250	4,136,909
					7,331,979

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities (0.9%)
$9,262	Insulet Corp., LIBOR 1M + 3.250%(1)	(B+, Ba3)	05/04/28	3.750	$9,287,859
6,888	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.750%(1)	(B, B3)	04/21/27	4.500	6,874,893
9,000	Medline Industries, Inc.(2)	(B+, B1)	10/23/28	0.000	9,016,875
					25,179,627
Health Services (5.6%)
464	ADMI Corp., LIBOR 1M + 3.500%(1)	(B, B2)	12/23/27	4.000	464,130
3,721	ADMI Corp., LIBOR 1M + 3.125%(1)	(B, B2)	12/23/27	3.625	3,698,918
2,307	Agiliti Health, Inc., LIBOR 1M + 2.750%(1),(7)	(B+, B1)	01/04/26	3.500	2,306,786
5,972	Agiliti Health, Inc., LIBOR 1M + 2.750%(1),(7)	(B+, B1)	01/04/26	2.875	5,964,500
18,247	Athenahealth, Inc., LIBOR 3M + 4.250%(1)	(B, B2)	02/11/26	4.377	18,327,186
7,325	ATI Holdings Acquisition, Inc., LIBOR 6M + 3.500%(1)	(B-, B3)	05/10/23	4.500	6,928,505
8,705	Cambrex Corp., LIBOR 1M + 3.500%(1)	(B, B2)	12/04/26	4.250	8,723,377
5,044	Carestream Health, Inc., LIBOR 6M + 6.750%(1)	(B-, B1)	05/08/23	7.750	5,073,556
1,474	Electron BidCo, Inc.(2)	(B, B1)	11/01/28	0.000	1,473,868
14,478	KUEHG Corp., LIBOR 3M + 3.750%(1)	(CCC+, B3)	02/21/25	4.750	14,369,921
8,990	Learning Care Group, Inc., LIBOR 3M + 3.250%(1)	(CCC+, B3)	03/13/25	3.379 - 4.250	8,895,389
14,704	MedAssets Software Intermediate Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	01/28/28	4.500	14,738,963
265	Medical Solutions LLC(2)	(B, B1)	10/05/28	0.000	265,894
1,393	Medical Solutions LLC(2)	(B, B1)	10/07/28	0.000	1,395,946
2,474	Option Care Health, Inc.(2)	(BB-, Ba3)	10/27/28	0.000	2,473,189
5,970	PointClickCare Technologies, Inc., LIBOR 3M + 3.000%(1)	(B+, B1)	12/29/27	3.750	5,974,985
15,128	PPD, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	01/13/28	2.500	15,120,600
8,088	Radiology Partners, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	07/09/25	4.334 - 4.336	8,088,931
1,284	SCP Eye Care Services LLC, LIBOR 3M + 4.500%(1),(5),(7)	(B-, B3)	03/16/28	4.500	1,286,924
7,388	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(1),(7)	(B-, B3)	03/16/28	5.250	7,405,999
3,000	Select Medical Corp., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	03/06/25	2.340	2,987,625
3,062	Signify Health LLC, LIBOR 3M + 3.250%(1)	(B, B1)	06/22/28	3.750	3,056,259
1,000	Southern Veterinary Partners LLC, LIBOR 6M + 7.750%(1)	(CCC, Caa2)	10/05/28	8.750	1,004,690
1,012	Southern Veterinary Partners LLC, LIBOR 6M + 4.000%(1)	(B-, NR)	10/05/27	5.000	1,015,180
7,298	Southern Veterinary Partners LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	10/05/27	5.000	7,323,255
1,817	TTF Holdings LLC, LIBOR 1M + 4.000%(1),(7)	(B+, B2)	03/24/28	4.750	1,821,113
8,122	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(1)	(B-, B3)	12/10/27	6.250	8,164,300

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services
$451	Western Dental Services, Inc. (Delayed Draw Term Loan), LIBOR 1M + 4.500%(1),(5)	(B-, B3)	08/11/28	5.250	$452,165
4,418	Western Dental Services, Inc. (Term Loan B), LIBOR 1M + 4.500%(1)	(B-, B3)	08/11/28	5.250	4,431,213
1,988	Women's Care Enterprises LLC(2)	(B-, B2)	01/15/28	0.000	1,989,368
					165,222,735
Hotels (0.3%)
5,000	Compass III Ltd., EURIBOR 6M + 4.000%(1),(6)	(B, B2)	05/09/25	4.000	5,788,793
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(6)	(CCC, Caa2)	04/30/26	9.000	3,490,565
					9,279,358
Insurance Brokerage (3.3%)
12,285	Acrisure LLC, LIBOR 3M + 3.500%(1)	(B, B2)	02/15/27	3.632	12,143,562
5,335	Alliant Holdings Intermediate LLC, LIBOR 1M + 3.250%(1)	(B, B2)	05/09/25	3.337	5,296,152
5,725	Alliant Holdings Intermediate LLC, LIBOR 1M + 3.750%(1)	(B, B2)	11/05/27	4.250	5,725,031
10,282	Alliant Holdings Intermediate LLC(2)	(B, B2)	11/19/27	0.000	10,273,472
2,370	AmWINS Group, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/19/28	3.000	2,356,052
7,291	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	02/12/27	3.587	7,251,950
11,131	Hub International Ltd., LIBOR 3M + 2.750%(1)	(B, B2)	04/25/25	2.852 - 2.875	11,019,427
8,310	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	4.000	8,315,882
7,222	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(6)	(B, B2)	12/20/24	3.500	8,343,688
19,046	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	3.337	18,843,902
8,183	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(1)	(BB-, B1)	09/01/27	3.750	8,204,458
					97,773,576
Investments & Misc. Financial Services (4.1%)
2,488	AlixPartners, LLP, LIBOR 1M + 2.750%(1)	(B+, B1)	02/04/28	3.250	2,482,065
8,136	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(3)	(CCC-, Caa1)	04/03/24	5.000	7,259,000
4,763	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(1)	(CCC, Caa2)	08/02/29	7.000	4,762,690
12,500	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	08/02/28	4.000	12,481,250
7,958	Citadel Securities LP, LIBOR 1M + 2.500%(1)	(BBB-, Ba1)	02/02/28	2.587	7,898,455
9,848	Deerfield Dakota Holding, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	04/09/27	4.750	9,885,130
12,653	Ditech Holding Corp.(8),(9)	(NR, NR)	06/30/22	0.000	2,538,480
1,225	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	4.500	1,225,005
9,417	Focus Financial Partners LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba3)	07/03/24	2.087	9,378,377
2,306	Focus Financial Partners LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	07/01/28	3.000	2,298,002

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services
$533	Focus Financial Partners LLC, LIBOR 3M + 2.500%(1),(5)	(BB-, Ba3)	06/24/28	2.500	$531,637
15,804	Hudson River Trading LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba2)	03/20/28	3.087	15,733,853
14,228	Jane Street Group LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba2)	01/26/28	2.837	14,097,187
3,154	Jump Financial, LLC, LIBOR 3M + 3.500%(1),(7)	(BB-, Ba2)	08/02/28	4.000	3,133,844
2,114	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(1)	(B, B3)	06/03/26	4.340	2,112,321
427	Mariner Wealth Advisors LLC(2),(5),(7)	(B, B1)	08/18/28	1.875	425,744
2,988	Mariner Wealth Advisors LLC, LIBOR 3M + 3.250%(1),(7)	(B, B1)	08/18/28	3.750	2,980,209
2,356	Resolute Investment Managers, Inc., LIBOR 3M + 4.250%(1),(7)	(B+, Ba3)	04/30/24	5.250	2,359,297
4,326	VFH Parent LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	03/01/26	3.089	4,322,289
3,462	Virtus Investment Partners, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba1)	09/28/28	2.332	3,455,065
3,500	Walker & Dunlop, Inc.(2),(7)	(BBB-, NR)	10/13/28	0.000	3,497,813
10,451	Zebra Buyer LLC(2)	(BB-, Ba2)	04/21/28	0.000	10,488,798
					123,346,511
Life Insurance (0.0%)
1,161	Vida Capital, Inc., LIBOR 1M + 6.000%(1),(7)	(B-, B2)	10/01/26	6.087	1,070,740
Machinery (2.3%)
4,804	Alliance Laundry Systems LLC, LIBOR 3M + 3.500%(1)	(B, B2)	10/08/27	4.250	4,819,411
2,841	Alloy Finco Ltd., LIBOR 3M + 6.750%(1),(10)	(NR, Caa2)	03/06/24	8.750	3,894,629
3,569	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash, 13.500% PIK(1),(4),(7),(10)	(NR, NR)	03/06/25	14.000	5,014,505
3,865	Alloy Finco Ltd. (USD Holdco PIK Term Loan), LIBOR 3M + 0.500% Cash, 13.500% PIK(1),(3),(4),(7)	(NR, NR)	03/06/25	14.000	3,866,777
516	CMBF LLC (Delayed Draw Term Loan)(2),(7)	(B, B3)	08/02/28	0.000	514,765
1,734	CMBF LLC (Term Loan)(2),(7)	(B, B3)	08/02/28	0.000	1,729,610
4,393	Cohu, Inc., LIBOR 3M + 3.000%(1)	(B+, Ba3)	10/01/25	3.172	4,385,881
6,584	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	11/17/25	3.582	6,563,779
1,578	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(3)	(CCC+, Caa2)	11/15/26	8.332	1,563,811
5,952	Engineered Machinery Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	05/19/28	4.500	5,968,115
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(3)	(CCC+, Caa2)	09/06/26	6.837	3,692,378
9,909	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	3.587	9,802,447
478	LTI Holdings, Inc., LIBOR 3M + 4.750%(1)	(B-, B2)	07/24/26	4.837	478,424
795	LTI Holdings, Inc., LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	4.837	795,379
836	Pro Mach Group, Inc. (Delayed Draw Term Loan), LIBOR 3M + 4.000%(1),(5)	(B-, B2)	08/31/28	5.000	841,163
5,150	Pro Mach Group, Inc. (Term Loan B), LIBOR 3M + 4.000%(1)	(B-, B2)	08/31/28	5.000	5,181,562
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(B-, B2)	10/23/25	2.587	8,302,653
					67,415,289

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Managed Care (0.6%)
$18,458	Inovalon Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B2)	04/02/25	2.875	$18,459,691
Media - Diversified (0.6%)
12,777	Alchemy Copyrights, LLC, LIBOR 1M + 3.000%(1),(7)	(B+, B1)	03/10/28	3.500	12,809,397
1,887	Diamond Sports Group LLC, LIBOR 1M + 3.250%(1)	(CCC, Caa1)	08/24/26	3.340	1,004,753
2,604	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B, B3)	10/20/25	3.337	2,533,960
1,500	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1),(3)	(CCC, Caa2)	10/19/26	7.087	1,457,250
					17,805,360
Media Content (0.3%)
8,250	Recorded Books, Inc., LIBOR 1M + 4.000%(1)	(B-, B3)	08/29/25	4.084	8,264,437
Medical Products (2.1%)
14,736	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	06/15/23	6.000	14,302,905
9,526	CPI Holdco LLC, LIBOR 1M + 3.750%(1)	(B, B2)	11/04/26	3.837	9,536,820
7,393	CryoLife, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	06/01/27	4.500	7,417,276
3,717	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	4.632	3,500,592
6,733	Maravai Intermediate Holdings, LLC, LIBOR 1M + 3.750%(1)	(B+, B2)	10/19/27	4.750	6,755,847
18,776	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(1)	(BB-, B1)	12/11/26	3.250	18,725,390
2,468	Viant Medical Holdings, Inc., LIBOR 1M + 3.750%(1)	(CCC+, B3)	07/02/25	3.837	2,400,533
					62,639,363
Metals & Mining - Excluding Steel (0.0%)
6,814	Noranda Aluminum Acquisition Corp.(2),(7),(8),(9)	(NR, NR)	02/28/19	0.000	10,222
Oil Refining & Marketing (0.5%)
12,979	EG Finco Ltd, EURIBOR 3M + 4.000%(1),(6)	(B-, B3)	02/07/25	4.000	14,932,709
Packaging (2.3%)
5,233	Altium Packaging LLC(2)	(B+, B2)	02/03/28	0.000	5,189,601
3,869	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC+, Caa1)	12/07/23	3.750	3,588,207
2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(3)	(CCC-, Caa3)	12/07/24	8.750	1,076,560
2,942	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1),(7)	(CCC+, Caa1)	12/07/23	6.000	2,677,011
9,873	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B2)	06/29/25	3.131	9,808,412
4,187	Flex Acquisition Co., Inc., LIBOR 3M + 3.500%(1)	(B, B2)	02/23/28	4.000	4,181,111
2,000	Graham Packaging Co., Inc.(2)	(B, B1)	08/04/27	0.000	1,997,840
13,678	Proampac PG Borrower LLC, LIBOR 1M + 3.750%, LIBOR 3M + 3.750%(1)	(B-, B2)	11/03/25	3.836 - 4.500	13,707,518
1,042	Reynolds Group Holdings, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	02/05/26	3.337	1,037,060

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging
$3,461	Ring Container Technologies Group, LLC, LIBOR 3M + 3.750%(1)	(B, B2)	08/12/28	4.250	$3,472,981
2,312	Strategic Materials, Inc., LIBOR 3M + 3.750%(1),(3)	(CCC, Caa3)	11/01/24	4.750	2,085,039
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(3),(7)	(CC, C)	10/31/25	8.750	2,515,625
5,486	Technimark LLC, LIBOR 3M + 3.750%(1)	(B-, B2)	06/30/28	4.250	5,479,392
10,623	TricorBraun Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	03/03/28	3.750	10,573,035
					67,389,392
Packaging & Containers (0.1%)
3,094	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(1)	(B, B2)	11/12/27	4.000	3,092,211
Personal & Household Products (2.0%)
6,709	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 5.250%(1)	(B, B2)	09/27/24	6.250	6,726,037
15,334	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 3.250%(1)	(B, B2)	09/27/24	4.000	15,326,755
7,283	Anticimex International AB(2)	(B, B2)	07/21/28	0.000	7,287,672
3,400	Keter Group B.V., EURIBOR 3M + 4.250%(1),(6)	(B-, B3)	10/31/23	5.250	3,924,142
5,329	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(1)	(B, B2)	05/12/28	4.500	5,337,711
3,649	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B, B2)	08/10/23	8.500	3,698,237
6,485	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(1)	(B-, Caa2)	08/10/23	8.500	6,133,031
10,820	Weber-Stephen Products LLC, LIBOR 1M + 3.250%(1)	(BB, B1)	10/30/27	4.000	10,856,509
					59,290,094
Pharmaceuticals (2.4%)
4,334	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	10/01/25	8.500	4,381,620
8,626	Alkermes, Inc., LIBOR 3M + 2.500%(1),(7)	(BB, Ba3)	03/12/26	3.000	8,604,799
10,820	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba2)	06/02/25	3.087	10,808,117
3,146	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba2)	11/27/25	2.837	3,140,487
9,379	Certara, LP, LIBOR 1M + 3.500%(1)	(B+, B2)	08/15/26	3.587	9,384,806
5,581	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 5.000%(1)	(B-, B3)	03/27/28	5.750	5,456,877
4,701	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.000%(1)	(BB, Ba3)	11/15/27	2.074	4,639,445
3,072	Horizon Therapeutics U.S.A., Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	03/15/28	2.500	3,069,336
8,120	ICON Luxembourg Sarl (Term Loan), LIBOR 3M + 2.500%(1)	(BB+, Ba1)	07/03/28	3.000	8,129,731

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$2,023	ICON Luxembourg Sarl (Term Loan), LIBOR 3M + 2.500%(1)	(BB+, Ba1)	07/03/28	3.000	$2,025,527
12,444	Jazz Financing Lux Sarl, LIBOR 1M + 3.500%(1)	(BB-, Ba2)	05/05/28	4.000	12,476,478
					72,117,223
Real Estate Development & Management (0.2%)
4,975	BIFM CA Buyer, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	06/01/26	3.837	4,938,813
Real Estate Investment Trusts (0.2%)
2,469	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(1),(7)	(B+, Ba2)	04/23/26	3.250	2,468,844
4,029	Claros Mortgage Trust, Inc., LIBOR 1M + 5.000%(1),(7)	(B+, Ba3)	08/09/26	6.000	4,036,554
					6,505,398
Recreation & Travel (1.7%)
12,937	Alterra Mountain Co., LIBOR 1M + 3.500%(1)	(B, B2)	08/17/28	4.000	12,932,555
2,154	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(1),(7)	(CCC-, Caa3)	09/04/26	7.871	2,046,154
9,907	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(1)	(B-, B3)	09/05/25	3.871	9,618,796
1,261	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(1)	(CCC, Caa2)	02/28/25	3.500	1,045,570
5,208	Crown Finance U.S., Inc., LIBOR 6M + 2.750%(1)	(CCC, Caa2)	09/30/26	3.750	4,268,675
7,920	Hornblower Sub LLC, LIBOR 3M + 4.750%(1)	(CCC-, Caa2)	04/27/25	5.750	7,531,685
5,773	Hornblower Sub LLC, LIBOR 6M + 8.125%(1),(7)	(NR, NR)	11/10/25	9.125	6,076,289
2,000	Hornblower Sub LLC, LIBOR 3M + 8.125%(1),(7)	(NR, NR)	11/10/25	9.125	2,105,000
3,980	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(10)	(B-, B3)	03/03/24	4.333	5,369,261
					50,993,985
Restaurants (3.1%)
14,780	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	1.837	14,521,759
12,991	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(1)	(B, B2)	06/27/25	3.587	12,849,824
7,444	IRB Holding Corp., LIBOR 3M + 3.250%(1)	(B, B2)	12/15/27	4.250	7,452,422
13,323	IRB Holding Corp., LIBOR 3M + 2.750%(1)	(B, B2)	02/05/25	3.750	13,307,484
1,529	K-Mac Holdings Corp., LIBOR 3M + 6.750%(1)	(CCC, Caa2)	07/30/29	7.250	1,537,127
7,500	K-Mac Holdings Corp., LIBOR 3M + 3.500%(1)	(B-, B2)	07/21/28	4.000	7,480,575
1,500	Miller's Ale House, Inc.(2),(3)	(CCC+, Caa1)	05/30/25	0.000	1,444,875
16,121	Tacala LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/05/27	4.250	16,111,214
17,334	Whatabrands LLC, LIBOR 1M + 3.250%(1)	(B, B2)	08/03/28	3.750	17,346,099
					92,051,379
Software - Services (14.4%)
10,960	Applied Systems, Inc., LIBOR 3M + 3.250%, PRIME + 2.250%(1)	(B-, B2)	09/19/24	3.750 - 5.500	10,960,844
442	Applied Systems, Inc., LIBOR 3M + 5.500%(1)	(CCC, Caa2)	09/19/25	6.250	449,026
10,896	Aston FinCo Sarl, LIBOR 1M + 4.250%(1)	(B-, B2)	10/09/26	4.339	10,847,314
6,938	Astra Acquisition Corp.(2)	(B-, B2)	10/25/28	0.000	6,772,734

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$6,316	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	4.000	$6,335,646
7,087	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	3.087	7,058,195
2,500	Cardinal Parent, Inc.(2)	(B-, B2)	11/12/27	0.000	2,509,375
3,000	CCC Intelligent Solutions, Inc.(2)	(B, B1)	09/21/28	0.000	2,994,750
14,879	Ceridian HCM Holding, Inc., LIBOR 1W + 2.500%(1)	(B+, B1)	04/30/25	2.574	14,729,209
5,600	Cloudera, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	10/08/28	4.250	5,598,264
1,758	CommerceHub, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa2)	12/29/28	7.750	1,799,350
6,879	CommerceHub, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	12/29/27	4.750	6,898,348
4,893	Corel Corp., LIBOR 3M + 5.000%(1)	(B-, B2)	07/02/26	5.121	4,906,688
13,338	DCert Buyer, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/16/26	4.087	13,362,143
487	DCert Buyer, Inc.(2)	(CCC, Caa2)	02/16/29	0.000	492,847
4,547	E2open, LLC, LIBOR 3M + 3.250%(1)	(B, B2)	02/04/28	3.750	4,559,197
2,000	E2open, LLC(2)	(B, B2)	02/04/28	0.000	2,004,580
6,963	EAB Global, Inc., LIBOR 6M + 3.500%(1)	(B-, B2)	08/16/28	4.000	6,936,115
777	Emerald TopCo, Inc., LIBOR 1M + 3.500%, LIBOR 3M + 3.500%(1)	(B, B2)	07/24/26	3.587 - 3.629	772,344
5,488	Endure Digital, Inc., LIBOR 6M + 3.500%(1)	(B, B2)	02/10/28	4.250	5,402,883
4,080	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	8.750	4,200,360
14,725	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	07/30/27	4.000	14,728,680
25,949	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(1)	(B-, B2)	06/13/24	4.500	25,853,562
9,032	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	06/13/25	8.250	9,056,304
6,453	First Advantage Holdings LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	01/31/27	2.837	6,446,789
18,626	Flexera Software LLC, LIBOR 3M + 3.750%(1)	(B-, B1)	03/03/28	4.500	18,671,462
14,128	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B2)	06/28/24	4.250	14,159,141
8,677	Huskies Parent, Inc., PRIME + 3.000%(1)	(B-, B2)	07/31/26	6.250	8,678,928
9,360	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	4.250	9,380,270
4,975	IGT Holding IV AB, LIBOR 3M + 3.750%(1)	(B, B2)	03/31/28	4.250	4,981,219
4,505	Instructure Holdings, Inc.(2),(7)	(NR, B1)	10/30/28	0.000	4,510,428
2,041	MA FinanceCo. LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	2.837	2,026,662
700	Marcel LUX IV Sarl, LIBOR 1M + 4.000%(1),(7)	(BB-, B1)	12/31/27	4.750	701,666
2,989	Marcel LUX IV Sarl, LIBOR 1M + 3.250%(1),(7)	(BB-, B1)	03/15/26	3.337	2,996,468
2,000	Mitchell International, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	10/15/28	4.250	1,985,060
6,707	Navicure, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/22/26	4.087	6,723,311
9,000	Newport Group, Inc.(2)	(B, B2)	09/13/25	0.000	8,988,750
23,455	Polaris Newco LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	06/02/28	4.500	23,537,089
15,261	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	04/26/24	4.090	15,262,799
4,972	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	06/01/26	3.587	4,949,621
499	Project Boost Purchaser, LLC(2)	(B-, B2)	05/30/26	0.000	499,271

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$1,364	Project Leopard Holdings, Inc., LIBOR 3M + 4.750%(1)	(B, B2)	07/05/24	5.750	$1,371,133
8,487	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(1)	(B, B2)	03/03/28	4.000	8,488,264
16,043	Proofpoint, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	08/31/28	3.750	15,993,748
19,150	RealPage, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	04/24/28	3.750	19,132,574
13,673	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	2.837	13,576,436
3,789	SkillSoft Corp., LIBOR 3M + 4.750%(1)	(B-, B2)	06/30/28	5.500	3,822,374
3,137	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.837	3,108,603
3,964	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.837	3,929,045
12,247	Storable, Inc., LIBOR 6M + 3.250%(1)	(B, B2)	04/17/28	3.750	12,237,086
16,145	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B-, B1)	05/04/26	3.837	16,189,823
2,000	TPG VIII Elf Purchaser, LLC(2),(7)	(B+, B1)	10/14/28	0.000	2,001,250
6,026	Turing Midco LLC, LIBOR 1M + 3.000%(1)	(B+, B2)	03/23/28	3.500	6,034,786
2,107	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	06/28/24	2.082	2,107,095
7,181	Virtusa Corp., LIBOR 1M + 3.750%(1)	(B+, B2)	02/11/28	4.500	7,223,529
10,624	VS Buyer LLC, LIBOR 1M + 3.000%(1)	(B, B1)	02/28/27	3.087	10,604,533
					429,547,971
Specialty Retail (0.8%)
11,314	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	05/14/26	3.089	11,297,717
3,208	Pilot Travel Centers LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba1)	07/28/28	2.087	3,192,660
10,000	Restoration Hardware, Inc.(2)	(BB, Ba2)	10/20/28	0.000	10,002,100
					24,492,477
Steel Producers/Products (0.4%)
2,107	Grinding Media, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	10/12/28	4.122	2,115,386
8,665	Zekelman Industries, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	01/24/27	2.086	8,595,994
					10,711,380
Support - Services (5.3%)
6,002	Allied Universal Holdco LLC, LIBOR 3M + 3.750%(1)	(B, B2)	05/12/28	4.250	6,006,332
3,746	Beacon Roofing Supply, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba3)	05/19/28	2.337	3,726,036
2,683	Belron Finance U.S. LLC, LIBOR 3M + 2.750%(1)	(BB+, Ba3)	04/13/28	3.250	2,687,180
4,589	Centuri Group, Inc., LIBOR 3M + 2.500%(1)	(BB-, Ba2)	08/27/28	3.000	4,599,201
14,342	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/01/24	3.500	14,344,428
8,000	CoreLogic, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	06/02/28	4.000	8,009,000
3,025	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B-, B3)	07/31/26	6.000	3,044,661
3,280	LaserShip, Inc.(2)	(CCC, Caa2)	05/07/29	0.000	3,312,405
7,500	LaserShip, Inc., LIBOR 3M + 4.500%(1)	(B-, B2)	05/07/28	5.250	7,523,475

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(3),(6)	(B-, B3)	01/06/24	4.500	$5,732,377
5,466	Nuvei Technologies Corp., LIBOR 3M + 2.500%(1),(7)	(B+, Ba3)	09/29/25	2.629- 3.000	5,479,183
1,531	Osmose Utilities Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	06/23/28	3.750	1,528,849
16,387	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	3.090	16,382,943
4,470	Savage Enterprises LLC, LIBOR 1M + 3.250%(1)	(BB-, B1)	09/15/28	3.750	4,485,469
12,186	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	3.337	12,074,757
10,942	SRAM, LLC, LIBOR 6M + 2.750%(1)	(BB-, B1)	05/12/28	3.250	10,939,444
496	St. George's University Scholastic Services(2)	(B+, B2)	07/17/25	0.000	496,329
825	St. George's University Scholastic Services(2)	(B+, B2)	06/29/28	0.000	821,778
14,323	Tempo Acquisition LLC, LIBOR 1M + 3.250%(1)	(BB-, Ba3)	11/02/26	3.750	14,376,875
19	Tempo Acquisition LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	05/01/24	2.837	19,398
995	Tiger Acquisition, LLC, LIBOR 3M + 3.250%(1)	(B, B1)	06/01/28	3.750	989,989
6,717	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1),(3)	(CCC, Caa1)	08/25/25	8.750	6,742,361
2,872	Waterlogic Holdings Ltd., LIBOR 3M + 4.750%(1)	(B, B3)	08/04/28	4.890	2,880,124
17,883	White Cap Buyer LLC, LIBOR 1M + 4.000%(1)	(B, B2)	10/19/27	4.500	17,944,352
3,101	Wrench Group LLC, LIBOR 3M + 4.000%(1),(7)	(B-, B2)	04/30/26	4.132	3,099,328
					157,246,274
Tech Hardware & Equipment (0.5%)
6,844	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B, Ba3)	04/06/26	3.337	6,763,529
6,575	Ingram Micro, Inc., LIBOR 3M + 3.500%(1)	(BB-, B1)	06/30/28	4.000	6,597,541
					13,361,070
Telecom - Wireless (0.3%)
3,942	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(1)	(B+, B2)	11/12/27	3.750	3,947,306
4,988	MetroNet Systems Holdings, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	05/26/28	4.500	5,003,884
					8,951,190
Telecom - Wireline Integrated & Services (2.1%)
2,487	Altice France S.A., LIBOR 3M + 4.000%(1)	(B, B2)	08/14/26	4.125	2,480,439
9,042	Altice France S.A., LIBOR 3M + 3.688%(1)	(B, B2)	01/31/26	3.811	8,959,166
14,309	CenturyLink, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba3)	03/15/27	2.337	14,154,108
3,821	Cologix, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	05/01/28	4.500	3,833,137
833	GTT Communications, Inc.(2),(8)	(CCC-, NR)	05/31/25	0.000	710,667
7,269	Level 3 Financing, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/01/27	1.837	7,181,879
5,658	Numericable Group S.A., LIBOR 3M + 2.750%(1)	(B, B2)	07/31/25	2.879	5,574,942
2,262	TVC Albany, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	07/23/25	3.590	2,241,407
5,700	Voyage Australia Pty Ltd., LIBOR 3M + 3.500%(1)	(BB-, B1)	07/20/28	4.000	5,721,375
11,426	Zayo Group Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/27	3.087	11,263,892
					62,121,012
See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment (2.5%)
$2,242	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba3)	07/03/25	2.590	$2,236,413
16,830	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(CCC+, B3)	07/03/26	5.500	16,887,471
4,791	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(3)	(BB-, B3)	05/08/25	3.500	4,707,522
6,471	Technicolor S.A., EURIBOR 6M + 3.000% Cash, 3.000% PIK(1),(4),(6)	(CCC, Caa3)	12/31/24	6.000	7,353,396
1,238	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(1),(4),(7)	(B, Caa1)	06/30/24	12.150	1,331,139
1,947	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(1),(4)	(CCC, Caa3)	12/31/24	5.900	1,911,793
16,486	UFC Holdings LLC, LIBOR 6M + 2.750%(1)	(B, B2)	04/29/26	3.500	16,413,161
23,691	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B3)	05/18/25	2.840	23,289,142
					74,130,037
Transport Infrastructure/Services (0.1%)
3,817	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1),(7)	(CCC+, Caa2)	03/11/24	4.000	3,301,756
Trucking & Delivery (0.3%)
7,565	American Trailer World Corp., LIBOR 1M + 3.750%(1)	(B, B3)	03/03/28	4.500	7,543,782
TOTAL BANK LOANS (Cost $2,569,730,966)					2,536,353,758
CORPORATE BONDS (7.8%)
Auto Parts & Equipment (0.3%)
1,345	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(11)	(CCC+, Caa1)	05/15/27	8.500	1,430,434
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(11)	(CCC, Caa1)	11/15/26	5.625	5,357,960
2,000	TI Automotive Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 101.88)(6),(11)	(B+, B3)	04/15/29	3.750	2,322,764
					9,111,158
Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(11)	(BB-, Ba3)	06/15/25	8.625	2,145,584
Building Materials (0.1%)
2,860	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(11)	(CCC, Caa1)	08/01/29	6.750	2,807,333

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV (0.4%)
$1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(11)	(BB, Ba3)	11/15/31	4.500	$970,225
8,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(11)	(BB-, Ba3)	03/01/28	5.500	8,360,000
2,181	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(11)	(B+, B1)	01/15/27	5.500	2,238,251
					11,568,476
Chemicals (0.2%)
4,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(11)	(B, B2)	05/15/28	4.750	3,973,200
3,250	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(11)	(CCC+, Caa2)	05/15/26	6.750	3,241,534
					7,214,734
Consumer/Commercial/Lease Financing (0.2%)
6,815	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(11)	(BB, Ba3)	02/01/28	4.750	6,977,401
Diversified Capital Goods (0.1%)
2,000	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(11)	(BB-, Ba3)	06/01/31	4.250	2,022,550
Energy - Exploration & Production (0.2%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/29/21 @ 102.44)(11)	(B, Caa2)	11/01/23	9.750	7,419,272
Gaming (0.1%)
1,862	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/29/21 @ 100.00)(11)	(CCC, Caa2)	10/15/24	6.750	1,868,983
Gas Distribution (0.1%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(11)	(B+, B1)	09/30/26	6.500	2,920,260

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Facility (0.4%)
$11,740	Mozart Debt Merger Sub, Inc., Rule 144A, Senior secured Notes (Callable 10/01/24 @ 101.94)(11)	(B+, B1)	04/01/29	3.875	$11,704,428
Health Services (0.6%)
10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba2)	12/15/24	4.375	10,726,955
1,500	Owens & Minor, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/31/24 @ 102.25)(11)	(B, B1)	03/31/29	4.500	1,507,500
2,040	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(11)	(CCC, Caa2)	02/01/28	9.250	2,165,807
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(11)	(B-, B2)	12/15/25	5.250	2,002,500
					16,402,762
Insurance Brokerage (0.2%)
1,801	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/29/21 @ 101.75)(11)	(CCC+, Caa2)	11/15/25	7.000	1,821,261
1,260	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(11)	(B, B2)	10/15/27	4.250	1,258,425
3,500	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(11)	(B, B1)	08/15/28	4.875	3,556,875
					6,636,561
Investments & Misc. Financial Services (0.2%)
4,000	Armor Holdco, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/24 @ 104.25)(11)	(CCC+, Caa1)	11/15/29	8.500	4,000,000
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(11)	(B+, B1)	04/15/29	5.250	3,123,750
					7,123,750
Machinery (0.1%)
3,650	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(11)	(BB, Ba2)	04/15/29	4.375	3,709,312
Media Content (0.2%)
4,250	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(11)	(CCC, Caa1)	08/15/26	5.375	2,409,771

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content
$4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(11)	(BB+, Ba3)	07/15/30	3.875	$4,150,280
					6,560,051
Metals & Mining - Excluding Steel (0.1%)
4,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(11)	(B-, Caa1)	02/15/26	7.000	4,140,000
Packaging (0.4%)
10,350	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(11)	(BB-, Ba3)	04/15/29	4.125	10,493,140
Pharmaceuticals (0.3%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(11)	(B, B3)	04/01/26	9.250	377,631
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(11)	(B, B3)	02/15/29	6.250	1,940,570
1,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(11)	(B, B3)	02/15/31	5.250	900,640
6,825	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(11)	(BB-, Ba2)	01/15/29	4.375	7,021,219
					10,240,060
Real Estate Investment Trusts (0.5%)
1,070	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,112,800
6,308	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba3)	08/01/25	4.250	6,473,585
4,634	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(11)	(B+, Ba3)	11/01/23	5.500	4,871,493
1,137	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(11)	(B+, Ba3)	07/15/26	3.625	1,138,472
					13,596,350
Recreation & Travel (0.3%)
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 11/29/21 @ 101.22)(11)	(B-, B3)	07/31/24	4.875	1,307,340

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$1,194	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(11),(12)	(B-, B3)	04/15/27	5.500	$1,237,283
2,500	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(11)	(BB-, Ba2)	07/01/25	7.000	2,659,375
2,634	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(11)	(BB-, B2)	11/01/27	4.875	2,695,056
					7,899,054
Software - Services (0.4%)
4,561	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(11)	(CCC+, Caa2)	12/15/28	7.125	4,716,485
4,350	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(11)	(B+, B1)	07/15/29	4.125	4,333,189
2,555	Endure Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(11)	(CCC+, Caa2)	02/15/29	6.000	2,354,969
					11,404,643
Support - Services (1.6%)
3,557	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(11)	(B, B2)	06/01/28	4.625	3,529,255
5,698	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(11)	(B, B2)	06/01/28	4.625	5,659,083
9,455	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(11)	(CCC+, Caa1)	06/01/29	6.000	9,332,321
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(11)	(B, B1)	05/01/28	4.500	10,882,520
7,565	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(11)	(B-, B3)	07/31/26	7.125	7,839,231
9,474	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(11)	(B, B2)	05/01/29	4.625	9,367,418
					46,609,828

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment (0.3%)
$1,400	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(11)	(CCC+, B3)	03/01/27	8.250	$1,428,490
1,700	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(11)	(B, Ba3)	09/01/29	4.750	1,670,165
6,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(11)	(BB-, B1)	05/15/29	4.750	6,172,200
					9,270,855
Telecom - Wireline Integrated & Services (0.2%)
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/29/21 @ 103.94)(8),(11)	(D, Wr)	12/31/24	0.000	857,500
2,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(11)	(B+, B1)	10/15/27	6.750	2,102,500
3,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(11)	(B+, B1)	07/15/29	5.125	3,026,550
					5,986,550
Theaters & Entertainment (0.2%)
2,081	Technicolor S.A., Tranche 1 Notes(6)	(NR, NR)	06/30/24	6.000	2,588,379
2,590	Technicolor S.A., Tranche 2 Notes(6)	(NR, NR)	06/30/24	6.000	3,222,644
					5,811,023
TOTAL CORPORATE BONDS (Cost $236,272,143)					231,644,118
ASSET BACKED SECURITIES (3.3%)
Collateralized Debt Obligations (3.3%)
6,000	ALM Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.000%(1),(11)	(BB-, NR)	10/15/29	6.124	6,001,836
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 4.180%(1),(11)	(BBB-, NR)	10/20/31	4.312	3,513,520
2,500	Battalion CLO Ltd., 2021-21A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, Baa3)	07/15/34	3.432	2,504,613
1,500	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.950%(1),(11)	(NR, Baa3)	04/20/32	4.082	1,502,301
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(11)	(BB-, NR)	04/20/34	6.882	1,733,841
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(B, NR)	04/20/31	5.532	1,970,075
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(11)	(BBB-, NR)	08/20/32	4.431	5,493,372
4,115	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	3.870	4,128,682

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,484	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	4.180	$2,597,874
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(B+, NR)	07/27/31	5.535	694,978
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(11)	(BBB-, NR)	07/15/31	3.274	1,948,672
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(11)	(B+, NR)	01/18/31	5.972	2,512,926
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(11)	(NR, Baa3)	04/20/31	2.882	3,847,536
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(BBB-, NR)	07/17/34	3.322	1,751,743
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(NR, Baa3)	10/15/29	3.324	3,453,100
5,000	Galaxy XVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	07/15/31	3.124	4,978,125
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.200%(1),(11)	(BBB-, NR)	04/15/34	4.324	3,492,023
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, LIBOR 3M + 6.920%(1),(11)	(BB-, NR)	04/15/33	7.048	1,986,782
2,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.650%(1),(11)	(BBB-, NR)	04/17/34	3.772	2,005,070
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(11)	(A, NR)	01/27/31	2.124	6,004,782
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	01/27/31	3.124	3,939,769
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(11)	(NR, Ba3)	04/15/29	6.204	3,190,304
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(11)	(NR, Ba3)	04/20/33	6.952	1,869,414
1,750	Marble Point CLO XXI Ltd., 2021-3A, Rule 144A, LIBOR 3M + 2.300%(1),(11)	(NR, A2)	10/17/34	2.429	1,751,185
1,500	Neuberger Berman Loan Advisers CLO 43 Ltd., 2021-43A, Rule 144A, LIBOR 3M + 3.100%(1),(11)	(BBB-, NR)	07/17/35	3.211	1,505,204
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(11)	(BBB-, NR)	07/15/30	2.974	2,233,944
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(11)	(NR, Baa2)	07/17/28	3.092	3,503,090
4,125	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 3.350%(1),(11)	(NR, Baa3)	07/20/30	3.482	4,123,185
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(11)	(NR, A2)	10/20/29	2.532	3,002,685
3,000	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(11)	(NR, Baa3)	10/22/31	3.628	2,902,746

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, A3)	09/10/29	3.416	$2,989,488
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, B1)	06/20/29	5.872	1,360,928
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(11)	(BBB-, NR)	07/14/31	3.477	2,893,533
TOTAL ASSET BACKED SECURITIES (Cost $97,955,920)					97,387,326
Number of Shares
COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(9)				1,588,156
Building & Construction (0.0%)
6	White Forest Resources, Inc.(7),(9),(13)				—
Chemicals (0.3%)
31,756	Project Investor Holdings LLC(3),(7),(9),(13)				317
529,264	Proppants Holdings LLC(3),(7),(9),(13)				5,293
191,054	UTEX Industries, Inc.(9)				9,170,592
					9,176,202
Energy - Exploration & Production (0.1%)
194,068	Patterson-UTI Energy, Inc.(9)				1,661,222
872,375	PES Energy, Inc.(3),(7),(9),(13)				8,724
					1,669,946
Machinery (0.0%)
6,675,439	Doncasters U.S. Finance LLC(7),(9),(10),(13)				—
Pharmaceuticals (0.1%)
156,133	Akorn Holding Company LLC(9)				1,610,200
Private Placement (0.2%)
2,723,899	Technicolor S.A. EUR 27.0(9),(14)				8,747,444
Software - Services (0.0%)
78,712	Skillsoft Corp.(9)				907,038
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(3),(7),(9),(13)				—
71	Sprint Industrial Holdings LLC, Class H(3),(7),(9),(13)				—
172	Sprint Industrial Holdings LLC, Class I(3),(7),(9),(13)				900
					900
TOTAL COMMON STOCKS (Cost $29,900,209)					23,699,886

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

Number of Shares		Value
WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(3),(7),(9),(13)	$—
Recreation & Travel (0.0%)
526,589	Cineworld Group, expires 12/21/2025(9)	204,317
TOTAL WARRANTS (Cost $68,804)		204,317
SHORT-TERM INVESTMENTS (9.1%)
271,633,978	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03%	271,633,978
340,515	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(15)	340,515
TOTAL SHORT-TERM INVESTMENTS (Cost $271,974,493)		271,974,493
TOTAL INVESTMENTS AT VALUE (106.3%) (Cost $3,205,902,535)		3,161,263,898
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.3%)		(186,201,985)
NET ASSETS (100.0%)		$2,975,061,913

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2021. The rate may be subject to a cap and floor.

(2)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2021.

(3)  Illiquid security.

(4)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)  All or a portion is an unfunded loan commitment (See note 2-I).

(6)  This security is denominated in Euro.

(7)  Security is valued using significant unobservable inputs.

(8)  Bond is currently in default.

(9)  Non-income producing security.

(10)  This security is denominated in British Pound.

(11)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities amounted to a value of $304,907,081 or 10.2% of net assets.

(12)  Security or portion thereof is out on loan (See note 2-J).

(13)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(14)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

(15)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2021.

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2021

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation
EUR	650,000	USD	758,071	10/12/22	Deutsche Bank AG	$758,071	$758,675	$604
								$604
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Depreciation
USD	109,124,717	EUR	93,522,619	10/12/22	Morgan Stanley	$(109,124,717)	$(109,158,859)	$(34,142)
USD	18,249,462	GBP	13,425,539	10/12/22	Deutsche Bank AG	(18,249,462)	(18,326,696)	(77,234)
								$(111,376)
								$(110,772)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
October 31, 2021

Assets
Investments at value, including collateral for securities on loan of $340,515 (Cost $3,205,902,535) (Note 2)	$3,161,263,898[1]
Foreign currency at value (Cost $402,958)	401,940
Cash segregated at broker for forwards contracts (Note 2)	50,000
Receivable for investments sold	54,718,228
Receivable for Fund shares sold	53,228,744
Interest receivable	13,488,637
Unrealized appreciation on forward foreign currency contracts (Note 2)	604
Prepaid expenses and other assets	153,591
Total assets	3,283,305,642
Liabilities
Investment advisory fee payable (Note 3)	1,104,771
Administrative services fee payable (Note 3)	137,709
Shareholder servicing/Distribution fee payable (Note 3)	81,750
Payable for investments purchased	295,617,180
Unfunded loan commitments (Note 2)	5,172,078
Payable for Fund shares redeemed	3,067,818
Dividend payable	1,543,454
Payable upon return of securities loaned (Note 2)	340,515
Unrealized depreciation on forward foreign currency contracts (Note 2)	111,376
Trustees' fee payable	16,394
Accrued expenses	1,050,684
Total liabilities	308,243,729
Net Assets
Capital stock, $.001 par value (Note 6)	449,188
Paid-in capital (Note 6)	3,136,099,822
Total distributable earnings (loss)	(161,487,097)
Net assets	$2,975,061,913
I Shares
Net assets	$2,770,167,196
Shares outstanding	418,426,081
Net asset value, offering price and redemption price per share	$6.62
A Shares
Net assets	$144,713,120
Shares outstanding	21,746,665
Net asset value and redemption price per share	$6.65
Maximum offering price per share (net asset value/(1-4.75%))	$6.98
C Shares
Net assets	$60,181,597
Shares outstanding	9,015,481
Net asset value and offering price per share	$6.68

1  Includes $333,958 of securities on loan.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Year Ended October 31, 2021

Investment Income
Interest	$104,913,791
Dividends	3,180
Securities lending (net of rebates)	6,137
Total investment income	104,923,108
Expenses
Investment advisory fees (Note 3)	14,518,062
Administrative services fees (Note 3)	385,357
Shareholder servicing/Distribution fees (Note 3)
Class A	360,496
Class C	602,267
Transfer agent fees (Note 3)	2,209,899
Commitment fees (Note 4)	665,738
Custodian fees	419,925
Insurance expense	108,565
Registration fees	107,904
Printing fees	70,190
Legal fees	68,170
Trustees' fees	64,527
Audit and tax fees	38,398
Miscellaneous expense	48,758
Total expenses	19,668,256
Less: fees waived and expenses reimbursed (Note 3)	(1,717,963)
Net expenses	17,950,293
Net investment income	86,972,815
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(23,173,431)
Net realized gain from foreign currency transactions	147,060
Net realized gain from forward foreign currency contracts	398,346
Net change in unrealized appreciation (depreciation) from investments	121,941,645
Net change in unrealized appreciation (depreciation) from foreign currency translations	2,036
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(1,187,752)
Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	98,127,904
Net increase in net assets resulting from operations	$185,100,719

See Accompanying Notes to Financial Statements.
34

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
From Operations
Net investment income	$86,972,815	$93,031,616
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(22,628,025)	(66,504,389)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	120,755,929	(31,377,270)
Net increase (decrease) in net assets resulting from operations	185,100,719	(4,850,043)
From Distributions
From distributable earnings
Class I	(81,531,192)	(82,928,381)
Class A	(4,978,097)	(7,380,308)
Class C	(1,626,826)	(2,732,307)
Net decrease in net assets resulting from distributions	(88,136,115)	(93,040,996)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,590,427,767	719,070,271
Reinvestment of dividends	71,710,776	78,676,976
Net asset value of shares redeemed	(689,176,103)	(1,281,035,675)
Net increase (decrease) in net assets from capital share transactions	972,962,440	(483,288,428)
Net increase (decrease) in net assets	1,069,927,044	(581,179,467)
Net Assets
Beginning of year	1,905,134,869	2,486,314,336
End of year	$2,975,061,913	$1,905,134,869

See Accompanying Notes to Financial Statements.
35

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$6.31	$6.56	$6.81[1]	$6.87	$6.77
INVESTMENT OPERATIONS
Net investment income[2]	0.24	0.30	0.35	0.29	0.28
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.31	(0.25)	(0.25)	(0.06)	0.10
Total from investment operations	0.55	0.05	0.10	0.23	0.38
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.30)	(0.35)	(0.29)	(0.27)
Return of capital	—	—	—	—	(0.01)
Total dividends and distributions	(0.24)	(0.30)	(0.35)	(0.29)	(0.28)
Net asset value, end of year	$6.62	$6.31	$6.56	$6.81[1]	$6.87
Total return[3]	8.86%	0.92%	1.47%	3.45%	5.75%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,770,167	$1,699,373	$2,199,606	$3,704,519	$3,236,360
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	3.62%	4.80%	5.18%	4.29%	4.12%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.07%	0.09%	0.08%	0.06%	0.07%
Portfolio turnover rate[4]	54%	30%	23%	45%	64%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
36

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$6.34	$6.59	$6.84[1]	$6.90	$6.80
INVESTMENT OPERATIONS
Net investment income[2]	0.23	0.29	0.33	0.28	0.27
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.31	(0.25)	(0.25)	(0.06)	0.10
Total from investment operations	0.54	0.04	0.08	0.22	0.37
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.29)	(0.33)	(0.28)	(0.26)
Return of capital	—	—	—	—	(0.01)
Total dividends and distributions	(0.23)	(0.29)	(0.33)	(0.28)	(0.27)
Net asset value, end of year	$6.65	$6.34	$6.59	$6.84[1]	$6.90
Total return[3]	8.57%	0.70%	1.23%	3.20%	5.48%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$144,713	$146,803	$199,328	$289,959	$284,456
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	3.41%	4.54%	4.93%	4.03%	3.87%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.07%	0.09%	0.08%	0.06%	0.07%
Portfolio turnover rate[4]	54%	30%	23%	45%	64%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
37

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$6.36	$6.61	$6.87[1]	$6.92	$6.82
INVESTMENT OPERATIONS
Net investment income[2]	0.18	0.24	0.28	0.23	0.22
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.32	(0.25)	(0.26)	(0.05)	0.10
Total from investment operations	0.50	(0.01)	0.02	0.18	0.32
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.24)	(0.28)	(0.23)	(0.21)
Return of capital	—	—	—	—	(0.01)
Total dividends and distributions	(0.18)	(0.24)	(0.28)	(0.23)	(0.22)
Net asset value, end of year	$6.68	$6.36	$6.61	$6.87[1]	$6.92
Total return[3]	7.90%	(0.05)%	0.34%	2.58%	4.69%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$60,182	$58,959	$87,380	$116,877	$118,654
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	2.66%	3.83%	4.19%	3.28%	3.13%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.07%	0.09%	0.08%	0.06%	0.07%
Portfolio turnover rate[4]	54%	30%	23%	45%	64%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
38

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
October 31, 2021

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business.

39

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

40

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$2,375,308,019	$161,045,739	$2,536,353,758
Corporate Bonds	—	231,644,118	—	231,644,118
Asset Backed Securities	—	97,387,326	—	97,387,326
Common Stocks	2,568,260	21,116,392	15,234	23,699,886
Warrants	—	204,317	0 (1)	204,317
Short-term Investments	271,633,978	340,515	—	271,974,493
	$274,202,238	$2,726,000,687	$161,060,973	$3,161,263,898
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$604	$—	$604
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$111,376	$—	$111,376

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of October 31, 2021 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$183,482,529	$1,229,671	$2,665,140	$0	(1)	$187,377,340
Accrued discounts (premiums)	609,135	25,768	—	—		634,903
Purchases	144,019,749	58,153	—	—		144,077,902
Sales	(96,411,979)	(1,616,306)	(4,238,547)	—		(102,266,832)
Realized gain (loss)	13,806	(188,573)	1,264,570	—		1,089,803
Change in unrealized appreciation (depreciation)	5,831,870	491,287	1,903,503	—		8,226,660
Transfers into Level 3	20,244,954	—	8,724	—		20,253,678
Transfers out of Level 3	(96,744,325)	—	(1,588,156)	—		(98,332,481)
Balance as of October 31, 2021	$161,045,739	$—	$15,234	$0	(1)	$161,060,973
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2021	$4,270,517	$—	$(570,707)	$—		$3,699,810

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2021	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$161,045,739	Vendor pricing	Single Broker Quote	$0.00 – $1.41	($0.99)
Common Stocks	$15,234	Income Approach	Expected Remaining Distribution	$0.00 – $5.22	($0.32)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the

42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2021, $20,253,678 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $98,332,481 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2021, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2021 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2021.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$604	$111,376	$398,346	$(1,187,752)

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2021, the Fund held an average monthly value on a net basis of $176,364,742 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Deutsche Bank AG	$604	$(604)	$—	$—	$—

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2021:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Deutsche Bank AG	$77,234	$(604)	$—	$(50,000)	$26,630
Morgan Stanley	34,142	—	—	—	34,142
	$111,376	$(604)	$—	$(50,000)	$60,772

(a)  Forward foreign currency contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses are translated into US dollar amounts on the date of those transactions.

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2021 are disclosed in the Schedule of Investments. At October 31, 2021, the amount of restricted cash held at brokers related to forward foreign currency contracts was $50,000.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2021, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Focus Financial Partners LLC	06/24/28	2.500	$533,438
Hillman Group, Inc. (The) (Delayed Draw Term Loan)	07/14/28	3.250	$1,335,613
Mariner Wealth Advisors LLC	08/18/28	1.875	$426,811
Pro Mach Group, Inc. (Delayed Draw Term Loan)	08/31/28	2.500	$668,853
RVR Dealership Holdings LLC	02/08/28	2.000	$304,444
SCP Eye Care Services LLC	03/16/28	4.500	$1,283,715
Service Logic Acquisition, Inc.	10/29/27	4.000	$294,619
Western Dental Services, Inc. (Delayed Draw Term Loan)	08/11/28	5.250	$324,585

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2021, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$333,958	$340,515	$340,515

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2021.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$333,958	$(333,958)	$—

(a)  Represents market value of loaned securities at year end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2021, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $8,179, of which $0 was rebated to borrowers (brokers). The Fund retained $6,137 in income from the cash collateral investment, and SSB, as lending agent, was paid $2,042.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

48

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

49

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2021, investment advisory and administration fees earned and waived by Credit Suisse were $14,518,062 and $1,717,963, respectively. Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2023. Prior to April 22, 2019, these expense limitations were voluntary. For the year ended October 31, 2021, there was no recoupment.

50

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2021 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2022	Expires October 31, 2023	Expires October 31, 2024
Class I	$4,125,862	$962,994	$1,592,401	$1,570,467
Class A	339,485	85,810	149,504	104,171
Class C	147,710	38,540	65,845	43,325
Totals	$4,613,057	$1,087,344	$1,807,750	$1,717,963

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2021, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $385,357.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2021, the Fund paid Rule 12b-1 distribution fees of $360,496 for Class A shares and $602,267 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2021, CSSU and its affiliates advised the Fund that they retained $7,965 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

51

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million is specifically designated for the Fund. The remaining $125 million is available to all Participating Funds. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2021 and during the year ended October 31, 2021, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the year ended October 31, 2021, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$2,234,477,744	$1,248,009,348	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	233,381,020	$1,540,312,453	105,357,409	$654,408,114
Shares issued in reinvestment of dividends	10,023,454	66,090,692	11,199,651	70,211,111
Shares redeemed	(94,395,982)	(622,551,167)	(182,534,553)	(1,137,880,314)
Net increase (decrease)	149,008,492	$983,851,978	(65,977,493)	$(413,261,089)

52

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 6. Capital Share Transactions (continued)

	Class A
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	5,919,178	$39,117,850	8,979,849	$56,395,517
Shares issued in reinvestment of dividends	639,553	4,234,283	997,862	6,292,616
Shares redeemed	(7,965,320)	(52,587,397)	(17,060,130)	(108,156,221)
Net decrease	(1,406,589)	$(9,235,264)	(7,082,419)	$(45,468,088)
	Class C
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	1,655,530	$10,997,464	1,290,936	$8,266,641
Shares issued in reinvestment of dividends	208,626	1,385,801	344,202	2,173,249
Shares redeemed	(2,118,451)	(14,037,539)	(5,578,227)	(34,999,140)
Net decrease	(254,295)	$(1,654,274)	(3,943,089)	$(24,559,250)

On October 31, 2021, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	53%
Class A	6	73%
Class C	6	77%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2021 and 2020, respectively, was as follows:

Ordinary Income
2021	2020
$88,136,115	$93,040,996

53

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 7. Income Tax Information and Distributions to Shareholders (continued)

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, premium amortization, defaulted bond accruals, grantor trust basis adjustments and forward contracts marked to market.

At October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(118,823,425)
Undistributed ordinary income	4,280,575
Unrealized depreciation	(45,400,793)
$(159,943,643)

At October 31, 2021, the Fund had $19,528,776 of unlimited short-term capital loss carryforwards and $99,294,649 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2021, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$3,206,546,479
Unrealized appreciation	$30,925,985
Unrealized depreciation	(76,319,338)
Net unrealized appreciation (depreciation)	$(45,393,353)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), defaulted bonds, and premium amortization adjustments, distributions in excess of net investment income was credited $2,972,552 and accumulated net realized loss was debited $2,972,552. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

54

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

55

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and
Shareholders of Credit Suisse Floating Rate High Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Credit Suisse Floating Rate High Income Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for the years ended October 31, 2019, 2018 and 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

56

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/S/PricewaterhouseCoopers LLP
New York, New York
December 29, 2021

We have served as the auditor of one or more investment companies in Credit Suisse Asset Management, LLC investment companies since 2020.

57

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since 2001	Dean Emeritus of Yale School of Management from July 2015 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9	Director of Caleres
					Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

58

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (18 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

59

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio** Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

* The officers of the Fund shown are officers that make policy decisions.

** Effective December 16, 2021, Jason Gossett replaced Emidio Morizio as Interim Chief Compliance Officer. Mr. Gossett has been a Vice President of Credit Suisse since 2018 and has been associated with Credit Suisse since June 2015. Mr. Gossett also serves as an officer of other Credit Suisse funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

60

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

61

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-AR-1021

CREDIT SUISSE FUNDS

Annual Report

October 31, 2021

◼  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report
October 31, 2021 (unaudited)

December 1, 2021

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the 12-month period ended October 31, 2021.

Performance Summary
11/1/20 – 10/31/21

Fund & Benchmark	Performance
Class I1	19.33%
Class A1,2	19.04%
Class C1,2	18.16%
Credit Suisse Managed Futures Liquid Index[3]	19.58%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A somewhat surprising period

The 12-month period ended October 31, 2021, was marked by the impact of pandemic support packages and vaccination rollouts. The Credit Suisse Managed Futures Liquid Index (the Fund's Benchmark) was up +19.58% for the period, while the Credit Suisse Managed Futures Hedge Fund Index increased 19.20%. Toward the end of 2020, investor exuberance led to a rally in risk assets following successful vaccination development efforts, accommodative fiscal and monetary policy, and U.S. election results. 2021 saw increased risk-on sentiment as several themes, such as retail market participation, reflation, and reopening optimism converged.

2020 — a year marked by precipitous slumps and sharp rebounds — closed on a positive note. Global equities rallied as investors weighed the impact of government support measures and the vaccination progress. And, while precious metals provided a haven against inflation concerns, energy prices remained capped. The future burden of fiscal and monetary stimuli ratcheted up inflation expectations, weighing on the U.S. dollar.

The new year began with unfavorable weather conditions buoying crop prices. Precious metals declined, as the concerns around the disorderly presidential handover in the U.S. receded. Energy prices rose on the prospect of accelerating economic growth and ongoing supply discipline maintained by OPEC+ partners. The U.S. dollar delivered its first monthly gain since September of 2020, as investors reacted to higher yields. Commodities such as agriculture and

1

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

industrial metals also posted gains as pent-up demand coupled with weather conditions, supply chain challenges, green initiatives, and market imbalances in the U.S. drove prices higher. The Treasury yield curve steepened on the prospect of accelerating post-pandemic growth and rising inflation expectations.

While reopening-driven portfolio repositioning continued to be a dominant and profitable market theme, idiosyncratic events also influenced trend formation at the start of Q2 2021. An uptrend within commodities developed in congruence with the rigidity of global supply chains, which came increasingly into focus. Stock markets continued to rise on the back of solid economic prints, supportive policy, and robust corporate earnings.

In Q3 2021, rising COVID-19 Delta variant cases introduced uncertainty into the reopening narrative, driving defensive flows into safe heavens and pushing interest rates lower. Investors weighed the impact of the evolving U.S. budget framework on currency fundamentals. A volatile mixture of high inflation readings globally and supply bottlenecks, as well as fiscal and monetary policy uncertainty in the U.S. drove interest rates higher again, whereas weak economic data in Europe and the looming U.S. debt ceiling added to the jitters undermining investor confidence in equity markets.

Toward the quarter-end, inflationary pressure and tightening monetary conditions weighed on the U.S. dollar and bond prices worldwide, while equities gained and commodity prices rallied, reflecting a multifaceted supply inelasticity.

Strategic Review and Outlook: A good period overall

The Fund seeks to give investors diverse and fee-efficient access to managed futures by aiming to capture the most significant trends across major asset classes — fixed income, currencies, commodities, and equities.

For the annual period ended October 31, 2021, the Fund's Class I shares returned 19.33% — in line with the Benchmark.

Exposure to fixed income instruments, which detracted during the last two months of Q4 2020, fluctuated as yields around the world reacted to a confluence of factors: vaccine rollouts, uncertainty around the U.S. election outcome, and continued monetary support by governments. As investors digested President Biden's policy initiatives and inflation concerns mounted, bond yields did an about-turn during Q1 2021 — leading to positive contribution from net short exposures. The program held short exposure to all fixed income instruments during the second quarter with the exception of Japanese government bonds, which flipped short as well by the end of Q3. Expanding vaccination efforts and improving economic data pressured bond yields higher. Investors, however,

2

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

reassessed growth expectations and inflation risks, flattening the U.S. curve and causing the program to compound losses.

Long currency positioning (short U.S. dollar) across the board toward the culmination of 2020 led to a positive attribution profile as the U.S. dollar weakened against major rivals. The British pound appreciated on the news of the announcement of a Brexit trade deal, while the Australian dollar gained against the greenback as a rebound in China's economy and recovering iron-ore prices bolstered demand for the currency. The new year started with the U.S. dollar demonstrating resilience and appreciating against several peers. Short Japanese yen exposure posted gains in the face of rising U.S. interest rates and widening yield differentials. Long exposure to the Canadian dollar provided a boost, as a burgeoning economic recovery gained momentum despite the reinstatement of lockdowns.

During Q2 2021, the U.S. dollar depreciated against major peers as yield differentials stabilized and economies outside the U.S. showed accelerating evidence of socioeconomic normalization. The Fed's hawkish pivot in June, however, helped the greenback recoup some of its losses. Subsequently, the program shorted all currencies (long U.S. dollar) and finished Q3 with modest gains. Nonetheless, a combination of easing pandemic restrictions and expectations of accelerated monetary policy tightening drove appreciation in the Canadian dollar, the Australian dollar, and the British pound, causing the program's positioning in these currencies to flip long. Losses in these currencies were offset to some extent by gains in Japanese yen and Euro positioning.

Rising levels of government spending, burgeoning post-pandemic demand, ramped-up focus on environmentally-sensitive projects, and low interest rates fueling inflation all helped commodities to realize unprecedented gains during the period. Long exposure to agriculture, energy, and industrial metals drove the program's performance upside for most of the period. Precious metals prices oscillated with investors moving in and out of the safe-haven on cues from other asset classes until the Fed's hawkish pivot toward the end of Q2 dampened investor enthusiasm for this commodity, for which the program held a short exposure throughout October 2021.

Equity positions contributed positively to performance toward the end of 2020, as stocks climbed worldwide, propelling global benchmarks to fresh records. The uptrend in stocks during the first quarter of 2021 was challenged by concerns around the impact of inflationary dynamics on growth normalization. During Q2, the majority of the program's long equity exposures contributed to returns as investors remained sanguine. Signs of inflation, lofty equity valuations, and the accelerating proliferation of COVID-19 variants were all insufficient to roil

3

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

markets as money managers sought to keep pace with their benchmarks into the quarter end. However, in Q3, Chinese regulatory reforms dampened investor sentiment toward the region, and the program's exposure to Asian equity indices switched from long to short. In contrast, Japanese investors reacted favorably to rising global inflation and our Nikkei positioning turned long during the last weeks of the quarter. The program's long exposure to U.S. and European equities persisted throughout the period, in spite of weak economic data and the looming U.S. debt ceiling. All in all, equity positioning produced mixed results with Asian exposures continuing to challenge and leading the asset class overall to detract from returns over the period.

The Quantitative Investment Strategies Group

Yung-Shin Kung

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

4

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2021; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

5

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Managed Futures Strategy Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and Credit Suisse Managed Futures
Liquid Index3 from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 12.75%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was 17.16%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

6

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Average Annual Returns as of October 31, 20211

	1 Year	5 Years	Since Inception[2]
Class I	19.33%	1.07%	3.51%
Class A Without Sales Charge	19.04%	0.82%	3.26%
Class A With Maximum Sales Charge	12.75%	(0.25)%	2.66%
Class C Without CDSC	18.16%	0.08%	2.49%
Class C With CDSC	17.16%	0.08%	2.49%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.32% for Class I shares, 1.57% for Class A shares and 2.32% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit operating expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

7

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2021.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

8

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2021

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,006.40	$1,004.60	$1,001.00
Expenses Paid per $1,000*	$6.57	$7.83	$11.60
Hypothetical 5% Fund Return
Beginning Account Value 05/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,018.65	$1,017.39	$1,013.61
Expenses Paid per $1,000*	$6.61	$7.88	$11.67
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

United States Treasury Obligations	60.96%
Short-Term Investment	39.04
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (51.7%)
$126,200	United States Treasury Bills(1)	(AA+, Aaa)	11/04/21	0.046	$126,199,517
5,000	United States Treasury Bills(1)	(AA+, Aaa)	04/21/22	0.038	4,998,634
15,000	United States Treasury Bills(1)	(AA+, Aaa)	05/19/22	0.040	14,994,403
15,000	United States Treasury Bills(1)	(AA+, Aaa)	06/16/22	0.056	14,992,433
15,000	United States Treasury Bills(1)	(AA+, Aaa)	07/14/22	0.063	14,990,437
15,000	United States Treasury Bills(1)	(AA+, Aaa)	08/11/22	0.074	14,987,856
15,000	United States Treasury Bills(1)	(AA+, Aaa)	09/08/22	0.078	14,984,677
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $206,164,515)					206,147,957
SHORT-TERM INVESTMENTS (33.1%)
Number of Shares
132,041,815	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (Cost $132,041,815)				132,041,815
TOTAL INVESTMENTS AT VALUE (84.8%) (Cost $338,206,330)					338,189,772
OTHER ASSETS IN EXCESS OF LIABILITIES (15.2%)					60,604,855
NET ASSETS (100.0%)					$398,794,627

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is yield to maturity as of October 31, 2021.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2021	53	$3,989,045	$(321)
CAD Currency Futures	USD	Dec 2021	1,025	82,825,125	66,781
					$66,460
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Dec 2021	731	35,842,871	$916,256
FTSE 100 Index Futures	GBP	Dec 2021	387	38,321,874	817,494
Nikkei 225 Index Futures OSE	JPY	Dec 2021	114	28,773,690	(268,230)
S&P 500 E Mini Index Futures	USD	Dec 2021	105	24,134,250	631,646
					$2,097,166
See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Foreign Exchange Contracts
EUR Currency Futures	USD	Dec 2021	(774)	$(111,925,238)	$2,634,413
GBP Currency Futures	USD	Dec 2021	(82)	(7,015,612)	1,230
JPY Currency Futures	USD	Dec 2021	(1,121)	(123,029,750)	3,407,459
					$6,043,102
Index Contracts
Hang Seng Index Futures	HKD	Nov 2021	(139)	(22,607,234)	$699,518
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Dec 2021	(269)	(356,983,819)	$482,909
10YR U.S. Treasury Note Futures	USD	Dec 2021	(1,348)	(176,187,813)	1,323,168
EURO Bund Futures	EUR	Dec 2021	(1,019)	(198,253,340)	2,405,115
Long Gilt Futures	GBP	Dec 2021	(862)	(147,603,711)	2,217,318
					$6,428,510
					$15,334,756

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$28,703,919	12/07/21	Bank of America	(0.02)%	Bloomberg Precious Metals Index	At Maturity	$—	$6,288
USD	60,230,407	12/07/21	Bank of America	Bloomberg Agriculture Index	0.10%	At Maturity	—	1,394,679
USD	3,647,435	12/07/21	Bank of America	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	97,714
USD	3,038,004	12/07/21	Bank of America	Bloomberg Energy Index	0.07%	At Maturity	—	596,656
USD	23,500,329	12/07/21	Goldman Sachs	Bloomberg Energy Index	0.07%	At Maturity	—	4,695,621
USD	47,245,040	12/07/21	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	1,577,506
							$—	$8,368,464

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

U.S. Treasury securities in the amount of $3,074,705 was received at the custodian bank as collateral for OTC swaps.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2021

Assets
Investments at value (Cost $338,206,330) (Note 2)	$338,189,772
Foreign currency at value (Cost $268)	269
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	48,708,584
Unrealized appreciation on open swap contracts (Note 2)	8,368,464
Variation margin receivable on futures contracts (Note 2)	3,839,340
Receivable for Fund shares sold	425,604
Interest receivable	3,963
Prepaid expenses	51,558
Total assets	399,587,554
Liabilities
Investment advisory fee payable (Note 3)	317,674
Administrative services fee payable (Note 3)	19,657
Shareholder servicing/Distribution fee payable (Note 3)	4,026
Payable for Fund shares redeemed	123,532
Net payable for open swap contracts	22,970
Trustees' fee payable	16,394
Accrued expenses	288,674
Total liabilities	792,927
Net Assets
Capital stock, $.001 par value (Note 6)	36,121
Paid-in capital (Note 6)	373,395,955
Total distributable earnings (loss)	25,362,551
Net assets	$398,794,627
I Shares
Net assets	$382,292,722
Shares outstanding	34,599,462
Net asset value, offering price and redemption price per share	$11.05
A Shares
Net assets	$15,682,084
Shares outstanding	1,441,492
Net asset value and redemption price per share	$10.88
Maximum offering price per share (net asset value/(1-5.25%))	$11.48
C Shares
Net assets	$819,821
Shares outstanding	79,768
Net asset value and offering price per share	$10.28

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2021

Investment Income
Interest	$68,001
Total investment income	68,001
Expenses
Investment advisory fees (Note 3)	3,758,069
Administrative services fees (Note 3)	55,951
Shareholder servicing/Distribution fees (Note 3)
Class A	35,235
Class C	8,451
Transfer agent fees (Note 3)	568,745
Registration fees	79,475
Trustees' fees	64,527
Printing fees	61,840
Audit and tax fees	56,305
Custodian fees	43,685
Legal fees	24,816
Insurance expense	15,645
Commitment fees (Note 4)	13,727
Miscellaneous expense	11,036
Total expenses	4,797,507
Less: fees waived and expenses reimbursed (Note 3)	(56,234)
Net expenses	4,741,273
Net investment loss	(4,673,272)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from futures contracts	12,287,820
Net realized gain from swap contracts	35,545,049
Net realized loss from foreign currency transactions	(13,279)
Net change in unrealized appreciation (depreciation) from investments	(39,001)
Net change in unrealized appreciation (depreciation) from futures contracts	14,259,384
Net change in unrealized appreciation (depreciation) from swap contracts	3,206,347
Net change in unrealized appreciation (depreciation) from foreign currency translations	(166,772)
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	65,079,548
Net increase in net assets resulting from operations	$60,406,276

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
From Operations
Net investment loss	$(4,673,272)	$(1,064,126)
Net realized gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions	47,819,590	(14,691,962)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	17,259,958	(758,723)
Net increase (decrease) in net assets resulting from operations	60,406,276	(16,514,811)
From Distributions
From distributable earnings
Class I	—	(5,362,443)
Class A	—	(337,689)
Class C	—	(2,304)
Net decrease in net assets resulting from dividends	—	(5,702,436)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	115,449,710	191,735,094
Reinvestment of dividends	—	5,402,378
Net asset value of shares redeemed	(72,812,475)	(222,317,282)
Net increase (decrease) in net assets from capital share transactions	42,637,235	(25,179,810)
Net increase (decrease) in net assets	103,043,511	(47,397,057)
Net Assets
Beginning of year	295,751,116	343,148,173
End of year	$398,794,627	$295,751,116

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$9.26	$9.94	$9.79	$10.49	$10.94
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.13)	(0.03)	0.04	(0.02)	(0.10)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.92	(0.48)	0.11	(0.68)	(0.06)
Total from investment operations	1.79	(0.51)	0.15	(0.70)	(0.16)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.17)	—	—	—
Distributions from net realized gains	—	—	—	—	(0.29)
Total dividends and distributions	—	(0.17)	—	—	(0.29)
Net asset value, end of year	$11.05	$9.26	$9.94	$9.79	$10.49
Total return[2]	19.33%	(5.22)%	1.53%	(6.67)%	(1.60)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$382,293	$282,365	$318,590	$227,703	$201,478
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(1.28)%	(0.34)%	0.42%	(0.15)%	(0.99)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%	0.05%	0.02%	0.03%	0.09%
Portfolio turnover rate[3]	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$9.14	$9.82	$9.69	$10.41	$10.88
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.16)	(0.05)	0.01	(0.05)	(0.12)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.90	(0.49)	0.12	(0.67)	(0.06)
Total from investment operations	1.74	(0.54)	0.13	(0.72)	(0.18)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.14)	—	—	—
Distributions from net realized gains	—	—	—	—	(0.29)
Total dividends and distributions	—	(0.14)	—	—	(0.29)
Net asset value, end of year	$10.88	$9.14	$9.82	$9.69	$10.41
Total return[2]	19.04%	(5.53)%	1.34%	(6.92)%	(1.79)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$15,682	$12,506	$24,234	$50,474	$98,756
Ratio of net expenses to average net assets	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	(1.53)%	(0.51)%	0.14%	(0.50)%	(1.20)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%	0.05%	0.02%	0.03%	0.09%
Portfolio turnover rate[3]	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$8.70	$9.35[1]	$9.29	$10.06	$10.60
INVESTMENT OPERATIONS
Net investment loss[2]	(0.22)	(0.14)	(0.06)	(0.12)	(0.20)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.80	(0.44)	0.12	(0.65)	(0.05)
Total from investment operations	1.58	(0.58)	0.06	(0.77)	(0.25)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.07)	—	—	—
Distributions from net realized gains	—	—	—	—	(0.29)
Total dividends and distributions	—	(0.07)	—	—	(0.29)
Net asset value, end of year	$10.28	$8.70	$9.35[1]	$9.29	$10.06
Total return[3]	18.16%	(6.24)%	0.65%	(7.65)%	(2.52)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$820	$880	$324	$1,658	$3,365
Ratio of net expenses to average net assets	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets	(2.28)%	(1.56)%	(0.64)%	(1.22)%	(2.01)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%	0.05%	0.02%	0.04%	0.09%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2021

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2021, the Fund held $70,049,820 in the Subsidiary, representing 17.6% of the Fund's consolidated net assets. For the year ended October 31, 2021, the net realized gain on securities and other financial instruments held in the Subsidiary was $35,545,049.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 1. Organization (continued)

sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$206,147,957	$—	$206,147,957
Short-term Investment	132,041,815	—	—	132,041,815
	$132,041,815	$206,147,957	$—	$338,189,772
Other Financial Instruments*
Futures Contracts	$15,603,307	$—	$—	$15,603,307
Swap Contracts	—	8,368,464	—	8,368,464
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$268,551	$—	$—	$268,551

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the year ended October 31, 2021, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2021, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2021 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2021.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts(2)	$6,109,883	$321	$6,463,042	$7,085,712
Index Contracts
Futures contracts(2)	3,064,914	268,230	5,545,226	2,037,105
Swap contracts	8,368,464	—	35,545,049	3,206,347
Interest rate
Futures contracts(2)	6,428,510	—	279,552	5,136,567
Total	$23,971,771	$268,551	$47,832,869	$17,465,731

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at October 31, 2021 is reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2021, the Fund held average monthly notional values of $447,198,749, $513,776,093 and $129,667,072 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset		Non-Cash Collateral Received(b)	Cash Collateral Received(b)		Net Amount of Derivative Assets
Bank of America	$2,095,337		$—	$—		$—	$2,095,337
Goldman Sachs	6,273,127		—	(3,074,705)		—	3,198,422
	$8,368,464	$		$(3,074,705)	$		$5,293,759

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2021, the amount of restricted cash held at brokers related to open futures contracts was $44,528,584.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2021, the amount of restricted cash held at brokers related to open swap contracts was $4,180,000.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2021 and during the year ended October 31, 2021, there were no securities out on loan.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2021, investment advisory and administration fees by Credit Suisse were $3,758,069. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 3. Transactions with Affiliates and Related Parties (continued)

such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2023. For the year ended October 31, 2021, Credit Suisse recouped $13,662 ($13,120 in Class I , $510 in Class A, and $32 in Class C) of previously waived fees and expense reimbursements. For the year ended October 31, 2021, the fees waived/expenses reimbursed by Credit Suisse were $69,896. The net fees waived were $56,234.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2021 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024
Class I	$213,172	$146,192	$66,980
Class A	11,533	8,784	2,749
Class C	371	204	167
Totals	$225,076	$155,180	$69,896

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2021, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $55,951.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2021, the Fund paid Rule 12b-1 distribution fees of $35,235 for Class A shares and $8,451 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

There were no commissions earned on the sale of Class A and Class C shares.

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2021 and during the year ended October 31, 2021, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	10,628,646	$109,149,311	19,547,998	$184,362,937
Shares issued in reinvestment of dividends	—	—	527,497	5,121,989
Shares redeemed	(6,519,723)	(67,300,320)	(21,621,662)	(204,884,402)
Net increase (decrease)	4,108,923	$41,848,991	(1,546,167)	$(15,399,476)

30

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 6. Capital Share Transactions (continued)

	Class A
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	594,107	$6,290,399	703,557	$6,656,657
Shares issued in reinvestment of dividends	—	—	28,998	278,377
Shares redeemed	(520,822)	(5,300,627)	(1,832,787)	(17,301,635)
Net increase (decrease)	73,285	$989,772	(1,100,232)	$(10,366,601)
	Class C
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	1,013	$10,000	81,189	$715,500
Shares issued in reinvestment of dividends	—	—	219	2,012
Shares redeemed	(22,402)	(211,528)	(14,924)	(131,245)
Net increase (decrease)	(21,389)	$(201,528)	66,484	$586,267

On October 31, 2021, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	89%
Class A	1	75%
Class C	1	95%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2021 and 2020, respectively, was as follows:

Ordinary Income
2021	2020
$0	$5,702,436

31

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 7. Income Tax Information and Distributions to Shareholders (continued)

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts marked to market, Subsidiary adjustments and deferred operational expenses. At October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(7,046,979)
Undistributed ordinary income	32,148,267
Unrealized appreciation	765,550
$25,866,838

For the year ended October 31, 2021, capital loss carry over used in current year was $25,953,185.

At October 31, 2021, the Fund had $7,046,979 of unlimited short-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2021, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$365,150,501
Unrealized appreciation	$1,166,239
Unrealized depreciation	(268,551)
Net unrealized appreciation (depreciation)	$897,688

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), equalization, non-deductible excise expense, and Subsidiary cumulative income (loss), paid-in capital was credited $1,835,014 and distributable earnings (loss) was charged $1,835,014. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

32

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

33

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and
Shareholders of Credit Suisse Managed Futures Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Credit Suisse Managed Futures Strategy Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related consolidated statement of operations for the year ended October 31, 2021, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the consolidated financial highlights for each of the two years in the period ended October 31, 2021 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended October 31, 2019 and the consolidated financial highlights for the years ended October 31, 2019, 2018 and 2017 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

34

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
December 29, 2021

We have served as the auditor of one or more investment companies in Credit Suisse Asset Management, LLC investment companies since 2020.

35

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

36

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

37

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (18 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

38

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio** Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

* The officers of the Fund shown are officers that make policy decisions.

** Effective December 16, 2021, Jason Gossett replaced Emidio Morizio as Interim Chief Compliance Officer. Mr. Gossett has been a Vice President of Credit Suisse since 2018 and has been associated with Credit Suisse since June 2015. Mr. Gossett also serves as an officer of other Credit Suisse funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

39

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

40

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-AR-1021

CREDIT SUISSE FUNDS

Annual Report

October 31, 2021

◼  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report
October 31, 2021 (unaudited)

December 1, 2021

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the 12-month period ended October 31, 2021.

Performance Summary
11/01/20 – 10/31/21

Fund & Benchmark	Performance
Class I1	14.23%
Class A1,2	13.88%
ICE BoFA US 3-Month Treasury Bill Index[3]	0.06%
Credit Suisse Liquid Alternative Beta Index[4]	19.36%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: An interesting period with ups and downs

The 12-month period ended October 31, 2021, was marked by the impact of pandemic support packages and vaccination rollouts. The ICE BofA US 3-Month Treasury Bill Index (the Benchmark for the Fund) was up +0.06% for the period. Toward the end of 2020, investor exuberance led to a rally in risk assets following successful vaccination development efforts, accommodative fiscal and monetary policy, and U.S. election results. 2021 saw increased risk-on sentiment as several themes, such as retail market participation, reflation and reopening optimism converged.

2020 — a year marked by precipitous slumps and unexpected rebounds — closed on a positive note. Global equities rallied as investors weighed the impact of government support measures and the vaccination progress. And, while precious metals provided a haven against inflation concerns, energy prices remained capped. The future burden of fiscal and monetary stimuli ratcheted up inflation expectations, weighing on the U.S. dollar.

The new year began with unfavorable weather conditions buoying crop prices. Precious metals declined, as the concerns around the disorderly presidential handover in the U.S. receded. Energy prices rose on the prospect of accelerating economic growth and ongoing supply discipline maintained by OPEC+ partners. The U.S. dollar delivered its first monthly gain since September of 2020, as investors reacted to higher yields. Commodities such as agriculture and industrial metals also posted gains as pent-up demand coupled with weather

1

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

conditions, supply chain challenges, green initiatives, and market imbalances in the U.S. drove prices higher. The Treasury yield curve steepened on the prospect of accelerating post-pandemic growth and rising inflation expectations.

While reopening-driven portfolio repositioning continued to be a dominant and profitable market theme, idiosyncratic events also influenced trend formation at the start of Q2 2021. An uptrend within commodities developed in congruence with the rigidity of global supply chains, which came increasingly into focus. Stock markets continued to rise on the back of solid economic prints, supportive policy, and robust corporate earnings.

In Q3 2021, rising COVID-19 Delta variant cases introduced uncertainty into the reopening narrative, driving defensive flows into safe heavens and pushing interest rates lower. Investors weighed the impact of the evolving U.S. budget framework on currency fundamentals. A volatile mixture of high inflation readings globally and supply bottlenecks, as well as fiscal and monetary policy uncertainty in the U.S. drove interest rates higher again, whereas weak economic data in Europe and the looming U.S. debt ceiling added to the jitters undermining investor confidence in equity markets.

Toward the quarter-end, inflationary pressure and tightening monetary conditions weighed on the U.S. dollar and bond prices worldwide, while equities gained and commodity prices rallied, reflecting a multifaceted supply inelasticity.

Strategic Review and Outlook: A good time for portfolio diversifiers

The Fund is designed to serve as a core portfolio diversifier. Our process-driven approach blends quantitative techniques with disciplined oversight and seeks to deliver attractive long-term performance. The Fund seeks to achieve its investment objective by utilizing an investment process that allocates across a range of investment strategies including those that are fundamental (carry and valuation) and tactical (flow, intermediation, and positioning) in nature. The program trades all major asset groups on a global basis, including corporate, real asset, and sovereign.

For the annual period ended October 31, 2021, the Fund's Class A and I shares both outperformed the Benchmark.

Carry reported strong performance in the period with strategies seeking to monetize volatility dynamics supporting gains, as the VIX subsided to pre-pandemic levels and fears of prolonged pandemic-driven contraction began to fade. Corporate volatility and merger arbitrage positions were the largest contributors to performance.

2

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Valuation strategies delivered positive returns. Real asset fundamental exposures drove gains as supply-demand dynamics in the commodity markets evolved. Strategies focused on isolating quality in equities, however, detracted from returns.

Flow strategies were profitable for the period, with corporate exposures focused on capturing the impact of structural changes in the economy, making up the bulk of the attribution along with cross-sectional real asset exposures. Sovereign exposures, on the other hand, struggled.

Overall performance for intermediation strategies was negative, with sovereign congestion exposures designing to profit from investor duration extension activity suffering losses that real asset congestion positions were unable to overcome.

Positioning strategies experienced the greatest headwinds during the period, with declines from dispersion trades more than offsetting the gains from strategies seeking to capture short-term price reversion dynamics within energy.

Looking ahead, we believe uncertainty will continue to persist with the evolution of the pandemic, supply chain bottlenecks and global political climate, and elevated upside inflation risks overhanging the markets. We believe these conditions underscore the value of managing uncertainty through portfolio diversification. In our view, our Multialternative Strategy remains well-positioned in that regard. The program seeks to provide non-traditional investment exposures, while targeting a low correlation to traditional stock and bond market risks, offering investors the potential benefits of portfolio breadth and balance.

The Quantitative Investment Strategies Group

Yung-Shin Kung

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, credit risk, derivatives risk, exchange-traded notes risk, fixed

3

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, options risk, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2021; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Multialternative Strategy Fund1 Class I shares, Class A shares2, the ICE BoFA US 3-Month Treasury Bill Index3, and the Credit
Suisse Liquid Alternative Beta Index4 from Inception (03/30/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 7.90%.

3   The ICE BoFA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

4  Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

5

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Average Annual Returns as of October 31, 20211

	1 Year	5 Years	Since Inception[2]
Class I	14.23%	3.68%	3.04%
Class A Without Sales Charge	13.88%	3.40%	2.78%
Class A With Maximum Sales Charge	7.90%	2.29%	2.21%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 2.26% for Class I shares and 2.51% for Class A shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: March 30, 2012.

6

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2021.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2021

Actual Fund Return	Class I	Class A
Beginning Account Value 05/01/21	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,025.60	$1,023.80
Expenses Paid per $1,000*	$4.34	$5.61
Hypothetical 5% Fund Return
Beginning Account Value 05/01/21	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,020.92	$1,019.66
Expenses Paid per $1,000*	$4.33	$5.60
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

8

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Investment Type Breakdown**

Common Stocks	30.53%
Exchange-Traded Funds	31.07
United States Treasury Obligations	7.74
Short-Term Investments	30.66
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
October 31, 2021

	Number of Shares	Value
COMMON STOCKS (19.3%)
BELGIUM (0.2%)
Food & Staples Retailing (0.1%)
Etablissements Franz Colruyt NV	624	$30,670
Insurance (0.1%)
Ageas S.A.	626	30,487
		61,157
DENMARK (0.8%)
Beverages (0.1%)
Carlsberg A/S, Class B	190	31,404
Building Products (0.1%)
ROCKWOOL International A/S, Class B	72	32,961
Chemicals (0.1%)
Novozymes A/S, Class B	453	33,357
Marine (0.3%)
AP Moller - Maersk A/S, Class A	12	32,982
AP Moller - Maersk A/S, Class B	11	31,910
		64,892
Pharmaceuticals (0.2%)
Novo Nordisk A/S, Class B	321	35,236
		197,850
FRANCE (0.8%)
Building Products (0.1%)
Cie de Saint-Gobain	460	31,780
Construction & Engineering (0.3%)
Eiffage SA	306	31,529
Vinci SA	297	31,787
		63,316
Media (0.1%)
Vivendi SE	2,456	31,674
Real Estate Investment Trusts (0.2%)
Klepierre S.A.(1)	1,378	32,840
Textiles, Apparel & Luxury Goods (0.1%)
Kering SA	43	32,308
		191,918
IRELAND (0.4%)
Building Products (0.1%)
Johnson Controls International PLC	458	33,603
Construction Materials (0.1%)
CRH PLC	661	31,666

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

	Number of Shares	Value
COMMON STOCKS (continued)
IRELAND
Technology Hardware & Storage (0.2%)
Seagate Technology Holdings PLC	385	$34,292
		99,561
JERSEY (0.1%)
Media (0.1%)
WPP PLC	2,288	33,126
NETHERLANDS (1.1%)
Chemicals (0.3%)
Akzo Nobel NV	284	32,671
Koninklijke DSM NV	155	33,901
		66,572
Food & Staples Retailing (0.1%)
Koninklijke Ahold Delhaize NV	932	30,353
Insurance (0.2%)
NN Group NV	592	31,680
Oil, Gas & Consumable Fuels (0.1%)
Koninklijke Vopak NV	788	31,395
Professional Services (0.1%)
Wolters Kluwer NV	292	30,611
Semiconductor Equipment & Products (0.3%)
ASM International NV	79	35,793
ASML Holding NV	41	33,365
		69,158
		259,769
NORWAY (0.3%)
Chemicals (0.1%)
Yara International ASA	600	31,315
Media (0.2%)
Schibsted ASA, Class A	626	32,299
		63,614
SWEDEN (0.2%)
Machinery (0.1%)
Volvo AB, Class A	1,351	31,937
Tobacco (0.1%)
Swedish Match AB	3,503	30,885
		62,822

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM (1.7%)
Banks (0.4%)
Barclays PLC	11,922	$32,951
Natwest Group PLC	10,051	30,354
Standard Chartered PLC	5,185	35,123
		98,428
Capital Markets (0.1%)
Abrdn PLC	8,844	30,792
Household Durables (0.1%)
The Berkeley Group Holdings PLC	518	30,948
Industrial Conglomerates (0.1%)
Melrose Industries PLC	12,988	28,067
Insurance (0.3%)
Aviva PLC	5,710	30,860
Direct Line Insurance Group PLC	7,806	31,250
		62,110
Internet Software & Services (0.1%)
Auto Trader Group PLC(2)	3,839	31,878
Metals/Mining (0.2%)
Anglo American PLC	862	32,846
Oil, Gas & Consumable Fuels (0.3%)
BP PLC	6,643	31,877
Royal Dutch Shell PLC, Class B	1,370	31,490
		63,367
Software (0.1%)
The Sage Group PLC	3,186	31,035
		409,471
UNITED STATES (13.7%)
Biotechnology (0.1%)
Biogen, Inc.(1)	110	29,335
Building Products (0.3%)
Masco Corp.	562	36,839
Owens Corning	365	34,095
		70,934
Capital Markets (0.3%)
Ameriprise Financial, Inc.	119	35,954
SEI Investments Co.	530	33,411
		69,365

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Chemicals (0.4%)
Celanese Corp.,	209	$33,756
DuPont de Nemours, Inc.	459	31,946
The Sherwin-Williams Co.	112	35,460
		101,162
Commercial Services & Supplies (1.5%)
Covanta Holding Corp.	18,216	367,599
Consumer Finance (0.1%)
Ally Financial, Inc.	603	28,787
Containers & Packaging (0.1%)
Sealed Air Corp.	578	34,287
Distributor (0.1%)
LKQ Corp.	620	34,150
Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc. Class B(1)	115	33,006
Voya Financial, Inc.	508	35,443
		68,449
Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.(1)	284	32,873
CDW Corp.	171	31,917
		64,790
Food & Staples Retailing (0.1%)
The Kroger Co.	771	30,856
Food Products (1.6%)
Sanderson Farms, Inc.	1,844	349,346
The J.M. Smucker Co.	260	31,943
		381,289
Healthcare Equipment & Supplies (0.4%)
Intersect ENT, Inc.(1)	2,595	69,987
The Cooper Cos., Inc.	76	31,686
		101,673
Healthcare Providers & Services (0.9%)
Anthem, Inc.	86	37,421
Cardinal Health, Inc.	635	30,360
Cigna Corp.	157	33,537
DaVita, Inc.(1)	268	27,668
HCA Healthcare, Inc.	129	32,309
McKesson Corp.	156	32,429
Quest Diagnostics, Inc.	216	31,705
		225,429

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Healthcare Technology (0.7%)
Cerner Corp.	443	$32,910
Inovalon Holdings, Inc., Class A(1)	3,325	135,627
		168,537
Hotels, Restaurants & Leisure (0.1%)
Domino's Pizza, Inc.	65	31,783
Household Durables (0.3%)
NVR, Inc.(1)	7	34,264
PulteGroup, Inc.	679	32,646
		66,910
Industrial Conglomerates (1.0%)
General Electric Co.	306	32,090
Raven Industries, Inc.(1)	3,824	221,104
		253,194
Insurance (1.1%)
Aflac, Inc.	608	32,631
Alleghany Corp.(1)	50	32,569
American Financial Group, Inc.	253	34,418
Globe Life, Inc.	351	31,246
Loews Corp.	578	32,409
MetLife, Inc.	505	31,714
The Allstate Corp.	245	30,299
The Hartford Financial Services Group, Inc.	444	32,381
		257,667
Internet & Catalog Retail (0.2%)
eBay, Inc.	464	35,598
IT Services (0.4%)
Cognizant Technology Solutions Corp., Class A	425	33,188
Gartner, Inc.(1)	103	34,187
Jack Henry & Associates, Inc.	190	31,631
		99,006
Life Sciences Tools & Services (0.1%)
Mettler-Toledo International, Inc.(1)	23	34,060
Media (0.6%)
Altice U.S.A., Inc., Class A(1)	1,505	24,532
Charter Communications, Inc., Class A(1)	43	29,020
Fox Corp. Class A	778	30,918
Fox Corp. Class B	840	31,046
Sirius XM Holdings, Inc.(3)	5,113	31,138
		146,654

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Media - Services (0.2%)
Alphabet, Inc. Class C(1)	12	$35,585
Mortgage Real Estate Investment Trusts (0.1%)
AGNC Investment Corp.	1,987	31,633
Multi-Utilities (0.1%)
Dominion Resources, Inc.	427	32,422
Multiline Retail (0.3%)
Dollar General Corp.	150	33,228
Dollar Tree, Inc.(1)	326	35,130
		68,358
Road & Rail (0.5%)
Kansas City Southern	115	35,679
Norfolk Southern Corp.	130	38,096
Union Pacific Corp.	159	38,383
		112,158
Semiconductor Equipment & Products (0.1%)
Intel Corp.	588	28,812
Software (0.1%)
Oracle Corp.	363	34,826
Specialty Retail (1.0%)
Advance Auto Parts, Inc.	152	34,279
AutoZone, Inc.(1)	19	33,912
Bath & Body Works, Inc.	495	34,200
Best Buy Co., Inc.	300	36,672
Lowe's Cos., Inc.	154	36,008
O'Reilly Automotive, Inc.(1)	51	31,738
Ulta Beauty, Inc.(1)	86	31,593
		238,402
Technology Hardware & Storage (0.3%)
Apple, Inc.	222	33,256
HP, Inc.	1,140	34,576
		67,832
		3,351,542
TOTAL COMMON STOCKS (Cost $4,742,877)		4,730,830
EXCHANGE-TRADED FUNDS (19.7%)
UNITED STATES (19.7%)
Commingled Funds (11.8%)
Invesco QQQ Trust Series 1	477	184,174
iShares 3-7 Year Treasury Bond ETF(3)	9,964	1,285,854
iShares Russell 1000 Value Index Fund	1,112	182,969
Vanguard Short-Term Inflation-Protected Securities ETF	23,962	1,247,701
		2,900,698

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

	Number of Shares	Value
EXCHANGE-TRADED FUNDS (continued)
UNITED STATES
Diversified Financial Services (2.3%)
SPDR S&P 500 ETF Trust	1,202	$552,019
Energy - Integrated (3.7%)
Alerian MLP ETF(3)	25,805	904,723
Health Care (0.8%)
Health Care Select Sector SPDR Fund	1,367	182,932
Technology (1.1%)
Technology Select Sector SPDR Fund	1,701	274,763
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,485,905)		4,815,135

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (4.9%)
$300	United States Treasury Bills(4)	(AA+, Aaa)	11/04/21	0.040	299,999
400	United States Treasury Bills(4)	(AA+, Aaa)	06/16/22	0.056	399,798
400	United States Treasury Bills(4)	(AA+, Aaa)	07/14/22	0.063	399,745
100	United States Treasury Bills(4)	(AA+, Aaa)	09/08/22	0.078	99,898
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,199,612)					1,199,440

	Number of Shares
SHORT-TERM INVESTMENTS (27.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03%	4,752,203	4,752,203
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	1,996,810	1,996,810
TOTAL SHORT-TERM INVESTMENTS (Cost $6,749,013)		6,749,013
TOTAL INVESTMENTS AT VALUE (71.4%) (Cost $17,177,407)		17,494,418
OTHER ASSETS IN EXCESS OF LIABILITIES (28.6%)		7,017,028
NET ASSETS (100.0%)		$24,511,446

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Non-income producing security.

(2)  Security exempt from registration pursuant to Regulation S under the Securities act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(3)  Security or portion thereof is out on loan (See note 2-M).

(4)  Securities are zero coupon. Rate presented is yield to maturity as of October 31, 2021.

(5)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2021.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation
NOK	224,988	USD	26,380	12/15/21	JPMorgan Chase	$26,380	$26,588	$208
USD	85,745	DKK	538,549	12/15/21	BNP Paribas	(85,745)	(83,868)	1,877
USD	110,276	DKK	696,529	12/15/21	Goldman Sachs	(110,276)	(108,470)	1,806
USD	25,077	DKK	160,139	12/15/21	JPMorgan Chase	(25,077)	(24,938)	139
USD	384,581	EUR	327,261	12/15/21	JPMorgan Chase	(384,581)	(379,115)	5,466
USD	251,119	EUR	212,093	12/15/21	Morgan Stanley	(251,119)	(245,698)	5,421
USD	104,693	GBP	76,314	12/15/21	Goldman Sachs	(104,693)	(104,623)	70
USD	153,742	GBP	111,481	12/15/21	JPMorgan Chase	(153,742)	(152,835)	907
USD	121,417	GBP	87,656	12/15/21	Societe Generale	(121,417)	(120,172)	1,245
USD	6,973	NOK	58,266	12/15/21	Goldman Sachs	(6,973)	(6,886)	87
								$17,226

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Depreciation
DKK	49,342	USD	7,713	12/15/21	Goldman Sachs	$7,713	$7,684	$(29)
EUR	36,227	USD	42,111	12/15/21	JPMorgan Chase	42,111	41,967	(144)
USD	106,915	NOK	923,895	12/15/21	JPMorgan Chase	(106,915)	(109,181)	(2,266)
USD	12,364	SEK	107,879	12/15/21	Goldman Sachs	(12,364)	(12,568)	(204)
USD	36,749	SEK	316,602	12/15/21	JPMorgan Chase	(36,749)	(36,886)	(137)
								$(2,780)
								$14,446

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Mar 2022	6	$464,963	$2,527
Corn Futures	USD	Mar 2022	23	662,687	22,551
Cotton No. 2 Futures	USD	Mar 2022	4	222,440	4,214
Wheat Futures	USD	Mar 2022	15	588,750	9,106
					$38,398
Energy
Brent Crude Oil Futures	USD	Mar 2022	13	1,058,590	$(10,144)
Foreign Exchange Contracts
CAD Currency Futures	USD	Dec 2021	4	323,220	$(51)
Index Contracts
FTSE 100 Index Futures	GBP	Dec 2021	2	198,046	$3,570

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Industrial Metals
LME Nickel Futures	USD	Nov 2021	3	$351,468	$13,547
LME Nickel Futures	USD	Jan 2022	3	350,298	15,040
LME Primary Aluminum Futures	USD	Nov 2021	10	678,063	(75,406)
LME Primary Aluminum Futures	USD	Jan 2022	10	679,500	(44,918)
LME Zinc Futures	USD	Nov 2021	5	430,281	27,275
LME Zinc Futures	USD	Jan 2022	5	423,156	40,163
					$(24,299)
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Dec 2021	40	4,051,474	$(226,757)
10YR U.S. Treasury Note Futures	USD	Dec 2021	18	2,352,656	(2,687)
EURO Bund Futures	EUR	Dec 2021	3	583,670	(2,472)
					$(231,916)
Livestock
Lean Hogs Futures	USD	Feb 2022	6	188,820	$6,287
Live Cattle Futures	USD	Feb 2022	8	429,520	(4,741)
					$1,546
Precious Metals
Copper Futures	USD	Mar 2022	6	651,000	$(10,945)
Gold 100 OZ Futures	USD	Feb 2022	8	1,428,720	(10,407)
Silver Futures	USD	Mar 2022	3	359,880	(5,335)
					$(26,687)
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Dec 2021	(6)	(458,887)	$(2,555)
Corn Futures	USD	Dec 2021	(23)	(653,488)	(23,462)
Cotton No. 2 Futures	USD	Dec 2021	(4)	(229,700)	(6,805)
Wheat Futures	USD	Dec 2021	(15)	(579,562)	(9,619)
					$(42,441)
Energy
Brent Crude Oil Futures	USD	Jan 2022	(13)	(1,088,360)	$8,426
Foreign Exchange Contracts
EUR Currency Futures	USD	Dec 2021	(3)	(433,819)	$7,677
JPY Currency Futures	USD	Dec 2021	(5)	(548,750)	10,442
					$18,119
See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
Hang Seng Index Futures	HKD	Nov 2021	(1)	$(162,642)	$5,033
EURO Stoxx 50 Index Futures	EUR	Dec 2021	(26)	(1,274,849)	(37,042)
S&P 500 E Mini Index Futures	USD	Dec 2021	(10)	(2,298,500)	(62,186)
Russell 2000 E-Mini Index Futues	USD	Dec 2021	(20)	(2,295,300)	(58,076)
					$(152,271)
Industrial Metals
LME Nickel Futures	USD	Jan 2022	(3)	(350,298)	$(12,632)
LME Nickel Futures	USD	Nov 2021	(3)	(351,468)	(16,030)
LME Primary Aluminum Futures	USD	Nov 2021	(10)	(678,063)	47,097
LME Primary Aluminum Futures	USD	Jan 2022	(10)	(679,500)	73,285
LME Zinc Futures	USD	Nov 2021	(5)	(430,281)	(47,648)
LME Zinc Futures	USD	Jan 2022	(5)	(423,156)	(20,850)
					$23,222
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Dec 2021	(13)	(1,478,238)	$7,306
10YR JGB Mini Futures	JPY	Dec 2021	(36)	(4,776,532)	6,651
Long Gilt Futures	GBP	Dec 2021	(28)	(4,794,552)	26,706
					$40,663
Livestock
Lean Hogs Futures	USD	Dec 2021	(6)	(182,580)	$(5,803)
Live Cattle Futures	USD	Dec 2021	(8)	(413,680)	3,689
					$(2,114)
Precious Metals
Copper Futures	USD	Dec 2021	(6)	(655,200)	$9,730
Gold 100 OZ Futures	USD	Dec 2021	(8)	(1,427,120)	10,343
Silver Futures	USD	Dec 2021	(3)	(359,235)	5,230
					$25,303
					$(330,676)

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$267,104	12/07/21	Bank of America	Bloomberg Agriculture Index	0.10%	At Maturity	$—	$4,753
USD	55,583	12/07/21	Bank of America	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	1,489
USD	43,793	12/07/21	Bank of America	Bloomberg Energy Index	0.07%	At Maturity	—	8,601
USD	2,634,966	05/25/22	Bank of America	BAML USD Custom Equity Basket(b)	0.54%	Monthly	—	37,749
USD	608,652	12/06/21	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(b)	0.50%	At Maturity	—	13,353
USD	731,130	12/06/21	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net Index(b)	0.30%	At Maturity	—	5,002
USD	300,000	03/21/22	BNP Paribas	iBoxx $ Liquid High Yield Index	0.12%	Quarterly	(79)	1,166
USD	3,939,679	12/06/21	Goldman Sachs	Goldman Sachs VVOL Carry ER(b)	0.00%	At Maturity	—	142,550
USD	432,128	12/06/21	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	6,758
USD	769,355	12/06/21	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Bottom USD Excess Return Strategy(b)	0.40%	At Maturity	—	6,607
USD	80,335	12/07/21	Goldman Sachs	Bloomberg Energy Index	0.07%	At Maturity	—	6,649

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$171,661	12/07/21	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	$—	$1,386
USD	67,840	04/29/22	Goldman Sachs	Meridian Bancorp, Inc.	0.46%	Monthly	—	6,400
USD	385,710	04/29/22	Goldman Sachs	(0.29)%	New York Community Bancorp.	Monthly	—	28,720
USD	402,911	04/29/22	Goldman Sachs	Welbilt, Inc.	0.46%	Monthly	—	1,367
USD	132,358	06/10/22	Goldman Sachs	(0.29)%	Gray Television, Inc.	Monthly	—	953
USD	332,839	06/10/22	Goldman Sachs	(0.29)%	Old National Bancorp.	Monthly	—	3,280
USD	305,135	06/10/22	Goldman Sachs	Meredith Corp.	0.46%	Monthly	—	21,359
EUR	71,925	06/27/22	Goldman Sachs	Solarpack Corp.	(0.11)%	Monthly	—	409
GBP	118,619	08/04/22	Goldman Sachs	Meggitt PLC	0.50%	Monthly	—	995
USD	386,972	08/04/22	Goldman Sachs	(0.29)%	Citizens Financial Group	Monthly	—	12,717
USD	73	08/11/22	Goldman Sachs	(0.29)%	Penn National Gaming, Inc.	Monthly	—	1
USD	39,550	08/18/22	Goldman Sachs	(0.29)%	Chesapeake Energry Corp.	Monthly	—	1,879
USD	316,311	09/09/22	Goldman Sachs	Hill-Rom Holdings, Inc.	0.45%	Monthly	—	8,514
USD	9,294	09/22/22	Goldman Sachs	(0.30)%	First Interstate BancSystem, Inc.	Monthly	—	191
USD	17,609	09/26/22	Goldman Sachs	Kadmon Holdings, Inc.	0.45%	Monthly	—	1,130
USD	373,800	10/20/22	Goldman Sachs	(0.29)%	Columbia Banking System, Inc.	Monthly	—	13,592

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$290,501	10/24/22	Goldman Sachs	(0.29)%	Vanguard FTSE Emerging Market ETF	Monthly	$—	$6,501
USD	158,279	10/28/22	Goldman Sachs	(0.29)%	Vanguard FTSE Emerging Market ETF	Monthly	—	1,689
USD	4,783,941	12/06/21	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(b)	0.80%	At Maturity	—	143,518
USD	1,012,356	12/06/21	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	1,860
USD	791,515	12/06/21	JPMorgan Chase	J.P. Morgan Rates U.S. Volatility Carry Index(b)	0.00%	At Maturity	—	2,083
USD	2,219,999	12/20/21	JPMorgan Chase	iBoxx $ Liquid High Yield Index	0.13%	Quarterly	(1)	26,444
USD	107,605	03/21/22	JPMorgan Chase	Xilinx, Inc.	0.49%	Monthly	—	20,015
USD	45,592	03/21/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.49%	Monthly	—	2,863
USD	93,169	03/21/22	JPMorgan Chase	Magellan Health, Inc.	0.49%	Monthly	—	49
USD	44,682	03/21/22	JPMorgan Chase	Change Healthcare, Inc.	0.49%	Monthly	—	1,435
USD	85,598	03/24/22	JPMorgan Chase	Xilinx, Inc.	0.49%	Monthly	—	15,922
USD	36,399	03/24/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.49%	Monthly	—	2,285
USD	168,730	03/24/22	JPMorgan Chase	(0.31)%	M & T Bank Corp.	Monthly	—	7,339
USD	35,671	03/24/22	JPMorgan Chase	Change Healthcare, Inc.	0.49%	Monthly	—	1,146
USD	103,894	03/24/22	JPMorgan Chase	Forterra, Inc.	0.49%	Monthly	—	747

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$74,308	03/24/22	JPMorgan Chase	Magellan Health, Inc.	0.49%	Monthly	$—	$39
USD	199,578	04/11/22	JPMorgan Chase	Xilinx, Inc.	0.49%	Monthly	—	37,122
USD	84,932	04/11/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.49%	Monthly	—	5,333
USD	441,823	04/11/22	JPMorgan Chase	Athene Holding Ltd.	0.49%	Monthly	—	112,431
USD	173,353	04/11/22	JPMorgan Chase	Magellan Health, Inc.	0.49%	Monthly	—	91
USD	176,112	04/11/22	JPMorgan Chase	(0.31)%	M & T Bank Corp.	Monthly	—	7,660
USD	107,608	04/11/22	JPMorgan Chase	Forterra, Inc.	0.49%	Monthly	—	774
USD	83,231	04/11/22	JPMorgan Chase	Change Healthcare, Inc.	0.49%	Monthly	—	2,673
USD	368,296	05/23/22	JPMorgan Chase	(0.31)%	Webster Financial Corp.	Monthly	—	2,094
USD	48,378	05/23/22	JPMorgan Chase	Magnachip Semiconductor Corp.	0.49%	Monthly	—	3,269
USD	359,876	05/23/22	JPMorgan Chase	PPD, Inc.	0.49%	Monthly	—	1,918
USD	201,645	06/20/22	JPMorgan Chase	Ferro Corp.	0.49%	Monthly	—	6,537
USD	269,572	06/20/22	JPMorgan Chase	Extraction Oil & Gas, Inc.	0.49%	Monthly	—	39,258
EUR	358,669	08/08/22	JPMorgan Chase	Grandvision NV	(0.11)%	Monthly	—	631
EUR	71,612	09/05/22	JPMorgan Chase	Akka Technologies	(0.21)%	Monthly	—	422
USD	224,383	10/24/22	JPMorgan Chase	GreenSky, Inc.	0.50%	Monthly	—	16,745
USD	1,793,483	12/06/21	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(d)	0.15%	At Maturity	—	230
USD	5,063,728	12/06/21	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	—	20,423

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$2,951,185	12/06/21	Societe Generale	SGI VRR US Index(a)	0.28%	At Maturity	$—	$123,640
USD	4,984,282	02/17/22	Societe Generale	SGI Coda Index(b)	0.25%	At Maturity	—	10,843
							$(80)	$963,599

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$2,552,230	12/03/21	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	0.00%	Monthly	$—	$(32,168)
USD	121,596	12/07/21	Bank of America	(0.02)%	Bloomberg Precious Metals Index	At Maturity	—	(2,794)
USD	1,783,753	12/17/21	Bank of America	BofA Daily Listed Put Ratio and Call Ratio Index – US(b)	0.05%	Quarterly	—	(10,265)
USD	4,937,448	12/06/21	Barclays Bank PLC	Barclays Commodity Hedging Insight 2 Index(b)	0.15%	At Maturity	—	(8,546)
USD	3,135,436	12/06/21	Barclays Bank PLC	Shiller Barclays CAPE US Mid-Month Sector Market Hedged ER Index(b)	0.60%	At Maturity	—	(12,657)
USD	5,097,885	12/06/21	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(b)	0.20%	At Maturity	—	(48,414)

See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
EUR	$4,987,086	12/06/21	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(b)	0.00%	At Maturity	$—	$(40,027)
USD	1,583,647	12/06/21	Citigroup	Citi Equity US Tech Congestion Index Series 1(b)	0.00%	At Maturity	—	(15,578)
USD	2,649,035	02/24/22	Citigroup	Citi Pure Estimates Momentum US Long-Short TR Index(b)	0.95%	At Maturity	—	(26,554)
USD	4,244,746	12/06/21	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	—	(82,089)
USD	5,039,837	12/06/21	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	(8,964)
USD	3,758,115	12/06/21	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	(31,369)
USD	800,825	12/06/21	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(24,946)
USD	381,255	04/29/22	Goldman Sachs	Flagstar Bancorp, Inc.	0.46%	Monthly	—	(43,705)
USD	68,253	04/29/22	Goldman Sachs	(0.29)%	Independent Bank Corp.	Monthly	—	(6,107)
USD	361,960	05/20/22	Goldman Sachs	Domtar Corp.	0.46%	Monthly	—	(3,740)
USD	267,655	05/20/22	Goldman Sachs	(0.29)%	Bonanza Creek Energy, Inc.	Monthly	—	(37,073)
USD	52	05/26/22	Goldman Sachs	(0.29)%	Glacier Bancorp, Inc.	Monthly	—	(3)
USD	330,378	06/10/22	Goldman Sachs	First Midwest Bancorp, Inc.	0.46%	Monthly	—	(2,723)
USD	418,089	08/04/22	Goldman Sachs	Investors Bancorp, Inc.	0.46%	Monthly	—	(11,170)

See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
GBP	$335,412	08/18/22	Goldman Sachs	Avast PLC	0.50%	Monthly	$—	$(1,441)
USD	33,406	08/18/22	Goldman Sachs	(0.29)%	NortonLifeLock, Inc.	Monthly	—	(265)
USD	42,198	08/18/22	Goldman Sachs	Vine Energy, Inc.	0.46%	Monthly	—	(1,639)
USD	366,123	09/09/22	Goldman Sachs	American National Group, Inc.	0.45%	Monthly	—	(1,690)
USD	9,032	09/22/22	Goldman Sachs	Great Western Bancorp, Inc.	0.45%	Monthly	—	(179)
USD	369,171	10/06/22	Goldman Sachs	Acceleron Pharma, Inc.	0.46%	Monthly	—	(2,348)
USD	373,387	10/20/22	Goldman Sachs	Umpqua Holdings Corp.	0.46%	Monthly	—	(11,136)
USD	290,421	10/21/22	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	0.46%	Monthly	—	(7,574)
USD	156,544	10/28/22	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	0.46%	Monthly	—	(2,309)
USD	2,432,064	12/06/21	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio(a)	0.60%	At Maturity	—	(3,376)
USD	3,799,999	12/06/21	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	0.43%	At Maturity	(1)	(101,686)
USD	4,813,360	12/06/21	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	—	(196,475)
USD	124,412	03/21/22	JPMorgan Chase	(0.31)%	Advanced Micro Devices, Inc.	Monthly	—	(22,509)
USD	98,857	03/24/22	JPMorgan Chase	(0.31)%	Advanced Micro Devices, Inc.	Monthly	—	(17,886)
USD	166,752	03/24/22	JPMorgan Chase	Peoples United Financial	0.49%	Monthly	—	(7,436)

See Accompanying Notes to Consolidated Financial Statements.
26

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$230,803	04/11/22	JPMorgan Chase	(0.31)%	Advanced Micro Devices, Inc.	Monthly	$—	$(41,758)
USD	450,484	04/11/22	JPMorgan Chase	(0.31)%	Apollo Global Management, Inc.	Monthly	—	(112,713)
USD	174,108	04/11/22	JPMorgan Chase	Peoples United Financial	0.49%	Monthly	—	(7,764)
CAD	79,784	04/18/22	JPMorgan Chase	Shaw Communications, Inc.	0.88%	Monthly	—	(2,953)
USD	283,361	05/23/22	JPMorgan Chase	Nuance Communications, Inc.	0.49%	Monthly	—	(1,230)
USD	363,668	05/23/22	JPMorgan Chase	Sterling Bancorp.	0.49%	Monthly	—	(3,958)
USD	228,014	10/24/22	JPMorgan Chase	(0.30)%	Goldman Sachs Group, Inc.	Monthly	—	(16,276)
USD	5,024,464	12/06/21	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	—	(4,565)
USD	1,265,347	12/06/21	Morgan Stanley	GC Intraday Momentum Index(e)	0.15%	At Maturity	—	(17,399)
USD	200,000	12/20/21	Morgan Stanley	0.13%	iBoxx $ Liquid High Yield Index	Quarterly	1	(4,433)
USD	2,930,163	12/06/21	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	(37,089)
							$0	$(1,076,979)
							$(80)	$(113,380)

(a)  The index constituents are available on the counterparty's website.

(b)  The index constituents are available on the Fund's website.

(c)  The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d)  The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

(e)  The Index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.

See Accompanying Notes to Consolidated Financial Statements.
27

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2021

WRITTEN OPTIONS

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
1	Goldman Sachs	S&P 500 Index, strike @ $4,435	11/19/21	100	$6,228	$(1,940)	$4,288

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

SEK = Swedish Krona

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
28

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2021

Assets
Investments at value, including collateral for securities on loan of $1,996,810 (Cost $17,177,407) (Note 2)	$17,494,418[1]
Cash	368,390
Foreign currency at value (Cost $29,275)	53,250
Cash segregated at brokers for futures contracts, swap contracts and written options (Note 2)	8,819,206
Unrealized appreciation on open swap contracts (Note 2)	963,599
Net receivable for open swap contracts	159,755
Receivable for Fund shares sold	29,753
Unrealized appreciation on forward foreign currency contracts (Note 2)	17,226
Dividend and interest receivable	4,660
Prepaid expenses and other assets	17,221
Total assets	27,927,478
Liabilities
Investment advisory fee payable (Note 3)	4,057
Administrative services fee payable (Note 3)	5,806
Shareholder servicing/Distribution fee payable (Note 3)	1,229
Payable upon return of securities loaned (Note 2)	1,996,810
Unrealized depreciation on open swap contracts (Note 2)	1,076,979
Variation margin payable on futures contracts (Note 2)	68,145
Payable for investments purchased	60,251
Trustees' fee payable	16,394
Payable for Fund shares redeemed	4,134
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,780
Outstanding written options, at value (Proceeds $6,228) (Note 2)	1,940
Accrued expenses	177,507
Total liabilities	3,416,032
Net Assets
Capital stock, $.001 par value (Note 6)	2,568
Paid-in capital (Note 6)	28,578,948
Total distributable earnings (loss)	(4,070,070)
Net assets	$24,511,446
I Shares
Net assets	$18,748,836
Shares outstanding	1,956,968
Net asset value, offering price and redemption price per share	$9.58
A Shares
Net assets	$5,762,610
Shares outstanding	610,844
Net asset value and redemption price per share	$9.43
Maximum offering price per share (net asset value/(1-5.25%))	$9.95

1  Includes $1,937,963 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
29

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2021

Investment Income
Dividends (net of foreign taxes withheld of $6,278)	$157,479
Non Cash Income[1]	25,445
Securities lending (net of rebates)	14,358
Total investment income	197,282
Expenses
Investment advisory fees (Note 3)	299,253
Administrative services fees (Note 3)	29,529
Shareholder servicing/Distribution fees (Note 3)
Class A	13,161
Trustees' fees	64,167
Custodian fees	56,309
Transfer agent fees (Note 3)	51,297
Registration fees	47,054
Audit and tax fees	45,598
Legal fees	17,592
Printing fees	16,254
Commitment fees (Note 4)	12,553
Insurance expense	1,538
Miscellaneous expense	8,146
Total expenses	662,451
Less: fees waived and expenses reimbursed (Note 3)	(404,708)
Net expenses	257,743
Net investment loss	(60,461)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options, Foreign Currency and Forward Foreign Currency Contracts
Net realized gain from investments	1,198,581
Net realized loss from futures contracts	(215,820)
Net realized gain from swap contracts	3,720,545
Net realized gain from written options	67,990
Net realized loss from foreign currency transactions	(23,782)
Net realized loss from forward foreign currency contracts	(73,813)
Net change in unrealized appreciation (depreciation) from investments	326,385
Net change in unrealized appreciation (depreciation) from futures contracts	(186,708)
Net change in unrealized appreciation (depreciation) from swap contracts	(21,348)
Net change in unrealized appreciation (depreciation) from written options	4,288
Net change in unrealized appreciation (depreciation) from foreign currency translations	12,661
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(60,577)
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options, foreign currency and forward foreign currency contracts	4,748,402
Net increase in net assets resulting from operations	$4,687,941

1  Represents non-cash distributions in connection with capital changes for certain investments held by the Fund recorded on ex-date and based on fair value.

See Accompanying Notes to Consolidated Financial Statements.
30

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
From Operations
Net investment income (loss)	$(60,461)	$189,765
Net realized gain from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts	4,673,701	1,685,200
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, foreign currency translations and forward foreign currency contracts	74,701	(732,499)
Net increase in net assets resulting from operations	4,687,941	1,142,466
From Distributions
From distributable earnings
Class I	(2,050,351)	(3,436,401)
Class A	(505,029)	(45,957)
Net decrease in net assets resulting from distribution	(2,555,380)	(3,482,358)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	12,246,511	57,996,880
Reinvestment of dividends and distributions	2,540,608	3,466,462
Net asset value of shares redeemed	(44,140,673)	(82,871,881)
Net decrease in net assets from capital share transactions	(29,353,554)	(21,408,539)
Net decrease in net assets	(27,220,993)	(23,748,431)
Net Assets
Beginning of year	51,732,439	75,480,870
End of year	$24,511,446	$51,732,439

See Accompanying Notes to Consolidated Financial Statements.
31

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$9.53[1]	$9.86	$10.03[1]	$10.54	$10.39[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.02)	0.04	0.06	0.05	(0.04)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	1.25	0.10	(0.06)	(0.08)	0.41
Total from investment operations	1.23	0.14	0.00[3]	(0.03)	0.37
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(1.18)	(0.47)	—	—	(0.04)
Distributions from net realized gains	—	—	(0.17)	(0.48)	(0.18)
Total dividends and distributions	(1.18)	(0.47)	(0.17)	(0.48)	(0.22)
Net asset value, end of year	$9.58[1]	$9.53[1]	$9.86	$10.03[1]	$10.54
Total return[4]	13.87%	1.46%	0.11%	(0.29)%	3.68%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$18,749	$47,382	$74,486	$104,886	$102,227
Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.89%	1.00%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.16)%	0.38%	0.60%	0.44%	(0.40)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.41%	1.09%	1.13%	0.95%	0.68%
Portfolio turnover rate[5]	532%	571%	305%	1,373%	586%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
32

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$9.39[1]	$9.73	$9.92[1]	$10.47	$10.31
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.04)	(0.00)[3]	0.03	0.02	(0.07)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	1.24	0.10	(0.05)	(0.09)	0.42
Total from investment operations	1.20	0.10	(0.02)	(0.07)	0.35
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(1.16)	(0.44)	—	—	(0.01)
Distributions from net realized gains	—	—	(0.17)	(0.48)	(0.18)
Total dividends and distributions	(1.16)	(0.44)	(0.17)	(0.48)	(0.19)
Net asset value, end of year	$9.43[1]	$9.39[1]	$9.73	$9.92[1]	$10.47
Total return[4]	13.64%	1.10%	(0.10)%	(0.68)%	3.45%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$5,763	$4,350	$994	$1,414	$1,267
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.14%	1.26%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	(0.42)%	(0.04)%	0.30%	0.19%	(0.65)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.41%	1.09%	1.13%	0.94%	0.68%
Portfolio turnover rate[5]	532%	571%	305%	1,373%	586%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2021

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2021, the Fund held $5,808,955 in the Subsidiary, representing 23.7% of the Fund's consolidated net assets. For the year ended October 31, 2021, the net realized gain on securities and other financial instruments held in the Subsidiary was $1,685,737.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$3,419,437	$1,311,393	$—	$4,730,830
Exchange-traded Funds	4,815,135	—	—	4,815,135
United States Treasury Obligations	—	1,199,440	—	1,199,440
Short-term Investments	4,752,203	1,996,810	—	6,749,013
	$12,986,775	$4,507,643	$—	$17,494,418
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$17,226	$—	$17,226
Futures Contracts	365,895	—	—	365,895
Swap Contracts	—	963,599	—	963,599
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,780	$—	$2,780
Futures Contracts	696,571	—	—	696,571
Swap Contracts	—	1,076,979	—	1,076,979
Written Options	1,940	—	—	1,940

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts. Written options are reported at value.

For the year ended October 31, 2021, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2021, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2021 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2021.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$17,226	$2,780	$(73,813)	$(60,577)
Futures contracts(2)	18,119	51	70,514	28,476
Swap contracts	—	48,414	(107,675)	(48,414)
Interest rate
Futures contracts(2)	40,663	231,916	(175,829)	(124,327)
Swap contracts	127,583	101,686	239,170	38,337
Equity price
Futures contracts(2)	8,603	157,304	(194,616)	(63,300)
Swap contracts	592,159	794,713	1,566,126	(179,986)
Written options	—	1,940	67,990	4,288
Credit risk
Swap contracts	27,610	4,433	230,737	(83,105)
Commodity price
Futures contracts(2)	298,510	307,300	84,111	(27,557)
Swap contracts	216,247	127,733	1,792,187	251,820
Total	$1,346,720	$1,778,270	$3,498,902	$(264,345)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

For the year ended October 31, 2021, the Fund held average monthly value on a net basis of $2,895,787 in forward foreign currency contracts and average monthly notional values of $18,870,149 and $20,517,271 in long futures contracts and short futures contracts and $129,003,641 in swap contracts, respectively. For the year ended October 31, 2021, the Fund received average monthly premiums of $5,083 from put written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return,

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America	$52,592	$(45,227)	$—	$—	$7,365
BNP Paribas	21,398	(21,398)	—	—	—
Goldman Sachs	275,610	(275,610)	—	—	—
JPMorgan Chase	469,423	(469,423)	—	—	—
Macquarie Bank Ltd.	230	—	—	—	230
Morgan Stanley	25,844	(25,844)	—	—	—
Societe Generale	135,728	(37,089)	—	—	98,639
	$980,825	$(874,591)	$—	$—	$106,234

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2021:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$45,227	$(45,227)	$—	$—	$—
Barclays Bank PLC	69,617	—	—	—	69,617
BNP Paribas	40,027	(21,398)	—	—	18,629
Citigroup	42,132	—			42,132
Goldman Sachs	282,643	(275,610)	—	(7,033)	—
JPMorgan Chase	538,567	(469,423)	—	(69,144)	—
Morgan Stanley	26,397	(25,844)	—	(553)	—
Societe Generale	37,089	(37,089)	—	—	—
	$1,081,699	$(874,591)	$—	$(76,730)	$130,378

(a)  Swap contracts, written options and forward foreign currency exchange contracts are included. Written options are reported at market value.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly.

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At October 31, 2021, the Fund had no open short positions.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2021, the amount of restricted cash held at brokers related to open futures contracts was $1,971,811.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The

43

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

Fund's open forward currency contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2021, the amount of restricted cash held at brokers related to open forward foreign currency contracts was $0.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a

44

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2021, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $5,597,462.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is

45

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchange-traded written options are disclosed in the Consolidated Schedule of Investments. At October 31, 2021, the amount of restricted cash held at brokers related to option contracts was $1,249,933.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

46

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2021, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$1,937,963	$1,996,810	$1,996,810

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2021.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$1,937,963	$(1,937,963)	$—

(a)  Represents market value of loaned securities at year end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

During the year ended October 31, 2021, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $19,190, of which $0 was rebated to borrowers (brokers). The Fund retained $14,358 in income from the cash collateral investment, and SSB, as lending agent, was paid $4,832. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary

47

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2021, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $299,253 and $404,708, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2023. For the year ended October 31, 2021, there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2021 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2022*	Expires October 31, 2023	Expires October 31, 2024
Class I	$1,733,386	$853,318	$549,407	$330,661
Class A	108,723	12,498	22,178	74,047
Totals	$1,842,109	$865,816	$571,585	$404,708

*  The Subsidiary expenses are not eligible for recoupment.

48

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 3. Transactions with Affiliates and Related Parties (continued)

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2021, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $29,529.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the year ended October 31, 2021, the Fund paid Rule 12b-1 distribution fees of $13,161 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2021, CSSU and its affiliates advised the Fund that they retained $1,998 from commissions earned on the sale of the Fund's Class A shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2021 and during the year ended October 31, 2021, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$36,878,289	$38,253,357	$0	$0

49

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I and Class A shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	1,024,349	$9,604,665	5,647,278	$53,675,203
Shares issued in reinvestment of dividends and distributions	228,783	2,036,171	363,815	3,430,774
Shares redeemed	(4,269,635)	(42,302,380)	(8,591,776)	(82,034,685)
Net decrease	(3,016,503)	$(30,661,544)	(2,580,683)	$(24,928,708)
	Class A
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	285,740	$2,641,846	444,731	$4,321,677
Shares issued in reinvestment of dividends and distributions	57,387	504,437	3,829	35,688
Shares redeemed	(195,443)	(1,838,293)	(87,567)	(837,196)
Net increase	147,684	$1,307,990	360,993	$3,520,169

On October 31, 2021, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	91%
Class A	2	80%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

50

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2021 and 2020, respectively, was as follows:

Ordinary Income
2021	2020
$2,555,380	$3,482,358

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, mark to market of forward contracts, futures contracts, swap contracts, options, non REIT return of capital basis adjustments, Subsidiary adjustments and deferred organizational expenses.

At October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$2,104,684
Accumulated net realized loss	(5,896,619)
Unrealized depreciation	(270,489)
$(4,062,424)

For the year ended October 31, 2021, capital loss carry over used in current year was $2,156,447.

At October 31, 2021, the Fund had $5,654,883 of unlimited short-term capital loss carryforwards and $241,736 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2021, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$23,082,063
Unrealized appreciation	$2,600,760
Unrealized depreciation	(2,888,794)
Net unrealized appreciation (depreciation)	$(288,034)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/loss, equalization, return of capital distributions from real estate investment trusts, capital gain distributions from real estate investment trusts, Subsidiary cumulative income/loss and swap gain/loss, paid-in capital was credited $233,985 and distributable earnings/loss was charged $233,985. Net assets were not affected by this reclassification.

51

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2021

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

52

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and
Shareholders of Credit Suisse Multialternative Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Credit Suisse Multialternative Strategy Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related consolidated statement of operations for the year ended October 31, 2021, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the consolidated financial highlights for each of the two years in the period ended October 31, 2021 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended October 31, 2019 and the consolidated financial highlights for the years ended October 31, 2019, 2018 and 2017 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those consolidated financial statements and financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

53

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
December 29, 2021

We have served as the auditor of one or more investment companies in Credit Suisse Asset Management, LLC investment companies since 2020.

54

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

55

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (18 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

56

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

57

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio** Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

* The officers of the Fund shown are officers that make policy decisions.

** Effective December 16, 2021, Jason Gossett replaced Emidio Morizio as Interim Chief Compliance Officer. Mr. Gossett has been a Vice President of Credit Suisse since 2018 and has been associated with Credit Suisse since June 2015. Mr. Gossett also serves as an officer of other Credit Suisse funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

58

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

59

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-AR-1021

CREDIT SUISSE FUNDS

Annual Report

October 31, 2021

◼  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report
October 31, 2021 (unaudited)

December 2, 2021

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the 12-month period ended October 31, 2021.

Performance Summary
11/1/20 – 10/31/21

Fund & Benchmark	Performance
Class I1	10.11%
Class A1,2	9.95%
Class C1,2	9.13%
ICE BofA US 3-Month Treasury Bill Index[3]	0.06%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for strategic income

The annual period ended October 31, 2021 was positive for below-investment-grade asset classes, as a broader economic reopening following the most difficult stages of the COVID-19 pandemic led to improved corporate fundamentals and stable market technicals.

The ICE BofA US 3-Month Treasury Bill Index (the "Index"), the Fund's benchmark, returned 0.06% for the period while the ICE BofA US High Yield Constrained Index and the Credit Suisse Leveraged Loan Index, returned 10.75% and 8.53%, respectively. Both the high yield and bank loan asset classes ended the 2020 calendar year with significant momentum. They continued to deliver positive returns in 2021 despite several pockets of weakness driven by higher, longer-term U.S. treasury yields due to growing fears of inflationary pressure as the economy recovers.

Default rates have reached historical lows due to investor optimism and active primary issuance. According to JPMorgan, default activity within high yield, including distressed exchanges, ended the period at 0.44%, down 643 basis points over the prior annual period. The par-weighted default rate in loans ended October at 0.69% — a 10-year low. We expect default activity to remain muted as business fundamentals improve and healthy conditions persist in the capital markets.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Strategic Review and Outlook: Optimistic for the future

For the period ended October 31, 2021, the Fund outperformed its benchmark due to positive allocations in the high yield, bank loan and collateralized loan obligation ("CLO") assets. All of these asset classes produced positive returns for the year. Sectors that contributed the most to positive returns include media/telecommunications and gaming/leisure.

Over the near term, we expect high levels of activity across capital markets and low default rates to continue on the back of the strong recovery we have seen in 2021. Although high yield and bank loan issuers have generally done an excellent job managing through inflationary pressures and labor shortages, we believe consumer spending and general economic activity could be pressured if these challenges persist well into 2022. From an asset class perspective, we continue to be constructive based on continued fundamental improvement for high yield and bank loans and positively view the floating nature of the bank loan asset class. We have also positioned with allocations to defensive sectors such as technology, healthcare, packaging and services, which should see more muted impact in a volatile economic environment. Given the strong technical backdrop, 2021 has not seen much dispersion in performance across sectors, but we do expect that to subside as we head into 2022.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin
Joshua Shredoff

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, illiquidity risk, interest rate risk, LIBOR risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2021; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Strategic Income Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and the ICE BofA
US 3-Month Treasury Bill Index3

from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 4.70%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 8.13%.

3  The ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Average Annual Returns as of October 31, 20211

	1 Year	5 Years	Since Inception[2]
Class I	10.11%	6.02%	6.36%
Class A Without Sales Charge	9.95%	5.76%	6.10%
Class A With Maximum Sales Charge	4.70%	4.73%	5.53%
Class C Without CDSC	9.13%	4.97%	5.31%
Class C With CDSC	8.13%	4.97%	5.31%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.05% for Class I shares, 1.30% for Class A shares and 2.05% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2021.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2021

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,018.70	$1,018.40	$1,014.60
Expenses Paid per $1,000*	$4.02	$5.29	$9.09
Hypothetical 5% Fund Return
Beginning Account Value 05/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,021.22	$1,019.96	$1,016.18
Expenses Paid per $1,000*	$4.02	$5.30	$9.10
	Class I	Class A	Class C
Annualized Expense Ratios*	0.79%	1.04%	1.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2021 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2021)

S&P Ratings**
BBB	1.2%
BB	18.6
B	53.6
CCC	14.4
CC	0.1
D	0.0[1]
NR	2.9
Subtotal	90.8
Equity and Other	9.2
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

Credit Suisse Strategic Income Fund
Schedule of Investments
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (33.5%)
Advertising (0.0%)
$109	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$115,404
Aerospace & Defense (0.2%)
250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	255,771
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	515,625
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	262,500
					1,033,896
Auto Parts & Equipment (0.7%)
1,835	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	1,951,559
650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	522,532
950	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa1)	10/15/29	6.625	938,125
					3,412,216
Automakers (0.1%)
400	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	396,620
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	269,687
					666,307
Brokerage (0.3%)
1,298	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,380,747
Building & Construction (0.5%)
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,048,750
750	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	754,942

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building & Construction
$500	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	$505,000
					2,308,692
Building Materials (1.8%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B+, Ba2)	09/30/27	5.000	728,875
250	Boise Cascade Co., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.44)(1)	(BB-, Ba2)	07/01/30	4.875	262,813
400	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba3)	03/01/30	5.000	423,006
1,230	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,188,869
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB+, Ba1)	01/15/28	5.000	1,457,750
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba1)	02/01/28	5.375	788,437
375	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	350,368
1,550	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	1,521,457
1,200	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/24 @ 102.19)(1)	(B+, B2)	10/01/29	4.375	1,195,500
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B1)	06/15/25	7.125	530,625
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B1)	06/15/28	7.250	552,080
					8,999,780
Cable & Satellite TV (0.8%)
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB, Ba3)	11/15/31	4.500	291,068

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$500	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(B+, B3)	01/15/30	5.750	$493,975
614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B+, B3)	08/15/27	5.375	637,792
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,672,000
500	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	508,962
398	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	408,448
					4,012,245
Chemicals (1.0%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	261,562
250	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	256,312
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	496,650
1,540	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 11/29/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,557,325
250	Minerals Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.50)(1)	(BB-, Ba3)	07/01/28	5.000	257,805
450	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1)	(CCC+, Caa2)	10/01/29	6.250	449,512
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(2),(3),(4),(5),(6)	(NR, NR)	05/01/18	0.000	706
1,050	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,047,265
500	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	502,025
					4,829,162
Consumer/Commercial/Lease Financing (0.7%)
3,520	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	3,603,882

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Diversified Capital Goods (0.4%)
$625	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB-, Ba3)	06/01/31	4.250	$632,047
200	Madison IAQ LLC, Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.06)(1)	(B, B1)	06/30/28	4.125	199,214
1,000	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	998,750
					1,830,011
Electric-Integrated (0.0%)
125	PG&E Corp., Global Senior Secured Notes (Callable 07/01/25 @ 102.63)(7)	(BB-, B1)	07/01/30	5.250	130,750
Electronics (0.6%)
500	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.72)(1)	(BB, Ba2)	05/01/29	3.625	504,375
750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	762,683
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	528,317
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1),(7)	(B+, Ba3)	06/15/29	4.000	1,011,345
					2,806,720
Energy - Exploration & Production (0.5%)
625	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B1)	03/14/27	7.250	665,312
375	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B1)	01/15/29	6.000	396,094
250	Laredo Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/24 @ 103.88)(1),(7)	(B, B3)	07/31/29	7.750	246,695
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/29/21 @ 102.44)(1)	(B, Caa2)	11/01/23	9.750	1,220,275
					2,528,376
Environmental (0.1%)
250	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	246,563

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Food - Wholesale (0.2%)
$497	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.06)(1)	(BB+, Ba3)	01/31/30	4.125	$498,094
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/27 @ 102.19)(1)	(BB+, Ba3)	01/31/32	4.375	225,615
250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, Caa1)	02/15/29	4.750	253,255
					976,964
Gaming (1.0%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(B, Caa1)	06/15/31	4.750	412,007
391	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	404,685
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/29/21 @ 100.00)(1)	(CCC, Caa2)	10/15/24	6.750	1,324,950
1,950	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 11/29/21 @ 103.94)(1)	(B-, B3)	02/01/24	7.875	2,010,937
700	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	798,875
					4,951,454
Gas Distribution (1.0%)
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 11/29/21 @ 103.25)	(B, B1)	10/01/25	6.500	746,914
450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 11/29/21 @ 104.69)	(B, B1)	05/15/26	6.250	436,136
1,155	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	1,201,142
500	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.13)(1)	(BB+, Ba3)	02/15/30	4.250	500,625
1,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(B+, B1)	09/30/26	6.500	1,006,516
500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	533,125

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gas Distribution
$250	Targa Resources Partners Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 102.00)(1)	(BB+, Ba2)	01/15/32	4.000	$258,305
					4,682,763
Health Facilities (0.5%)
2,000	Mozart Debt Merger Sub, Inc., Rule 144A, Senior secured Notes (Callable 10/01/24 @ 101.94)(1)	(B+, B1)	04/01/29	3.875	1,993,940
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	295,559
					2,289,499
Health Services (1.5%)
1,000	180 Medical Inc., Rule 144A, Company Guaranteed Notes (Callable 10/07/24 @ 101.94)(1)	(BB+, Ba2)	10/15/29	3.875	1,006,887
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	257,193
360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	365,882
500	DaVita, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, Ba3)	06/01/30	4.625	503,105
950	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	961,875
150	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	157,658
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba2)	12/15/24	4.375	1,616,822
500	Owens & Minor, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/31/24 @ 102.25)(1),(7)	(B, B1)	03/31/29	4.500	502,500
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	1,327,087
250	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B2)	12/15/25	5.250	250,313
393	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	401,896
					7,351,218

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (1.2%)
$630	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/29/21 @ 101.75)(1)	(CCC+, Caa2)	11/15/25	7.000	$637,088
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	553,460
550	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	549,313
500	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	516,875
600	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 11/01/24 @ 102.94)(1)	(CCC+, Caa2)	11/01/29	5.875	603,690
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	790,312
725	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	736,781
1,500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,526,217
					5,913,736
Investments & Misc. Financial Services (0.6%)
1,500	Armor Holdco, Inc., Senior Unsecured Notes(1)	(CCC+, Caa1)	11/15/29	8.500	1,500,000
1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,561,875
50	Square, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/31 @ 100.00)(1)	(BB, Ba2)	06/01/31	3.500	51,312
					3,113,187
Machinery (0.9%)
1,750	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,778,437
1,600	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	1,616,000
225	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	246,736
350	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	364,373
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	263,750
					4,269,296

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Managed Care (0.1%)
$540	Centene Corp., Global Senior Unsecured Notes (Callable 12/15/24 @ 102.31)	(BBB-, Ba1)	12/15/29	4.625	$583,200
Media - Diversified (0.1%)
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 11/29/21 @ 102.88)	(CCC-, Caa3)	08/15/26	5.750	201,094
200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1),(7)	(CCC+, B3)	04/15/28	5.875	184,883
					385,977
Media Content (0.6%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CC, Ca)	08/15/27	6.625	97,500
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC, Caa1)	08/15/26	5.375	1,134,010
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	791,640
250	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.06)(1)	(BB, Ba3)	07/01/30	4.125	248,731
500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(1)	(BB+, Ba3)	07/15/30	3.875	518,785
					2,790,666
Medical Products (0.1%)
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(BB-, B2)	07/15/28	4.625	519,350
Metals & Mining - Excluding Steel (0.9%)
750	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB, NR)	11/15/29	3.875	745,733
1,250	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/09/21 @ 101.81)(1)	(B, Wr)	04/01/23	7.250	1,271,562
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/09/21 @ 101.63)(1)	(B, NR)	03/01/24	6.500	1,016,250
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/09/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	521,250
954	Taseko Mines Ltd., Rule 144A , Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, Caa1)	02/15/26	7.000	987,390
					4,542,185

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Refining & Marketing (0.4%)
$1,760	ITT Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.25)(1)	(B, B2)	08/01/29	6.500	$1,771,361
Packaging (2.5%)
375	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 101.63)(1)	(BB, Ba2)	09/01/28	3.250	367,500
300	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.00)(1)	(B+, B3)	09/01/29	4.000	298,695
130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 11/29/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	134,102
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/29/21 @ 101.72)(1)	(CCC+, Caa2)	01/15/25	6.875	2,528,125
705	Intertape Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.19)(1)	(B+, Ba3)	06/15/29	4.375	707,707
475	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	465,381
4,340	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/29/21 @ 101.56)(1)	(B, B3)	10/15/25	6.250	4,424,109
475	Silgan Holdings, Inc., Global Company Guaranteed Notes (Callable 11/29/21 @ 101.19)	(BB, Ba3)	03/15/25	4.750	480,938
2,700	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,737,341
					12,143,898
Personal & Household Products (0.2%)
750	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes(1),(2),(3),(5),(6)	(NR, NR)	03/15/25	0.000	6,563
375	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	361,312
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BB, Ba2)	04/01/29	3.750	390,019
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(B+, B2)	04/01/31	3.750	338,625
					1,096,519

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals (1.4%)
$500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	$525,160
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	963,656
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(B, B3)	02/15/29	6.250	485,143
375	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(1)	(B, B3)	02/15/31	5.250	337,740
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, Ba3)	08/15/28	3.875	886,272
250	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B-, B3)	04/01/29	6.125	246,270
450	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B, B3)	10/15/28	4.750	457,313
750	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	791,250
2,250	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	2,314,687
					7,007,491
Real Estate Development & Management (0.8%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,297,656
1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, Wr)	05/01/25	7.875	1,779,942
					4,077,598
Real Estate Investment Trusts (1.2%)
1,000	Blackstone Mortgage Trust, Inc. Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 100.00)(1)	(B+, Ba2)	01/15/27	3.750	996,100
1,000	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	989,316
500	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	520,000
500	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	528,875
1,500	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba3)	08/01/25	4.250	1,539,375

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts
$250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 11/29/21 @ 102.63)	(BBB-, Ba1)	08/01/26	5.250	$257,813
450	RLJ Lodging Trust LP ,Rule 144A, Senior Secured Notes (Callable 09/15/24 @ 102.00)(1)	(BB-, Ba3)	09/15/29	4.000	449,685
214	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 11/29/21 @ 100.00)	(B+, Wr)	12/15/21	5.000	214,401
250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	262,813
					5,758,378
Recreation & Travel (1.7%)
550	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	563,063
642	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC+, B3)	04/15/27	5.375	662,063
750	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC+, B3)	07/15/29	5.250	778,125
185	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	193,834
875	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B-, Caa1)	08/15/29	5.250	892,500
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	266,875
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 11/29/21 @ 101.22)(1)	(B-, B3)	07/31/24	4.875	2,269,687
200	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	212,750
2,585	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	2,644,920
					8,483,817
Software - Services (2.9%)
3,200	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	3,309,088
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(BB-, Ba3)	09/01/28	3.625	597,750
250	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	256,697

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services
$2,000	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	$1,992,271
2,825	Endure Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	2,603,831
790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	820,612
2,730	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	3,115,612
1,400	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1)	(B+, B1)	06/15/29	4.000	1,328,250
					14,024,111
Specialty Retail (1.3%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	376,938
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	68,424
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 11/29/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	518,307
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	325,471
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB+, Ba2)	12/15/27	4.625	793,871
375	Lithia Motors, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 101.94)(1)	(BB+, Ba2)	06/01/29	3.875	389,066
375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	369,375
250	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/24 @ 101.94)(1)	(BB-, B1)	09/15/29	3.875	244,688
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	497,880
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 11/29/21 @ 105.63)(1)	(NR, Caa1)	05/01/25	7.500	1,682,922

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail
$225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	$225,934
1,000	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1)	(BB-, Ba2)	08/15/29	4.000	988,560
					6,481,436
Support - Services (3.2%)
756	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	750,103
1,194	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	1,185,845
1,950	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,924,699
355	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	353,669
1,613	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,667,439
2,500	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B, B1)	05/01/28	4.500	2,473,300
300	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	324,375
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB+, Ba3)	07/01/28	4.500	260,613
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 101.81)(1)	(BB+, Ba3)	06/15/29	3.625	251,563
2,285	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	2,367,831
2,750	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,719,062
735	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	758,887
500	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	515,580
390	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	403,650
					15,956,616

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment (0.7%)
$486	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1),(7)	(CCC+, B3)	03/15/27	5.000	$451,909
786	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(CCC+, B3)	03/01/27	8.250	801,995
1,014	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(1)	(B, Ba3)	09/01/29	4.750	996,205
1,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,028,700
					3,278,809
Telecom - Wireline Integrated & Services (0.3%)
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/29/21 @ 103.94)(1),(2)	(D, Wr)	12/31/24	0.000	137,812
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,051,250
500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	504,425
					1,693,487
Theaters & Entertainment (0.4%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/29/21 @ 101.22)(1)	(B-, B3)	11/01/24	4.875	506,545
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	663,812
500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/23 @ 104.88)(1)	(B+, B1)	05/15/27	6.500	548,125
					1,718,482
Transport Infrastructure/Services (0.1%)
661	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 11/09/21 @ 100.00)(1)	(CCC-, Caa2)	08/15/22	11.250	659,024
TOTAL CORPORATE BONDS (Cost $164,042,712)					164,425,273

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (56.1%)
Advertising (0.1%)
$728	MH Sub I LLC, LIBOR 1M + 3.500%(8)	(B, B2)	09/13/24	3.587	$726,841
Aerospace & Defense (0.9%)
992	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(8)	(B, B1)	01/29/27	3.587	990,810
3,354	Peraton Corp., LIBOR 1M + 3.750%(8)	(B+, B1)	02/01/28	4.500	3,366,632
					4,357,442
Air Transportation (0.3%)
1,402	Brown Group Holding LLC, LIBOR 3M + 2.750%(8)	(B+, B1)	06/07/28	3.250	1,400,045
Auto Parts & Equipment (2.2%)
1,496	Adient U.S. LLC, LIBOR 1M + 3.500%(8)	(BB-, Ba3)	04/08/28	3.587	1,498,651
1,397	Autokiniton U.S. Holdings, Inc., LIBOR 3M + 4.500%(8)	(B, B2)	04/06/28	5.000	1,399,991
1,281	Clarios Global LP, LIBOR 1M + 3.250%(8)	(B, B1)	04/30/26	3.337	1,274,900
1,955	Dayco Products LLC, LIBOR 3M + 4.250%(8)	(CCC+, B3)	05/19/23	4.371	1,910,917
380	Dealer Tire LLC, LIBOR 1M + 4.250%(8)	(B-, B1)	12/12/25	4.337	380,204
141	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(8),(9)	(CCC-, Caa3)	03/02/26	11.000	139,772
205	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000%PIK(8),(9)	(B-, Caa1)	08/28/25	7.000	203,697
1,379	Les Schwab Tire Centers, LIBOR 3M + 3.250%(8)	(B, B2)	11/02/27	4.000	1,380,028
1,001	RVR Dealership Holdings LLC, LIBOR 3M + 4.000%(8)	(B+, B2)	02/08/28	4.750	1,000,967
40	RVR Dealership Holdings, LLC(10),(11)	(B+, B2)	02/08/28	2.000	40,086
995	Tenneco, Inc., LIBOR 1M + 3.000%(8)	(B+, Ba3)	10/01/25	3.087	980,429
731	U.S. Farathane LLC, LIBOR 3M + 4.250%(5),(8)	(CCC+, B2)	12/23/24	5.250	694,688
					10,904,330
Brokerage (0.2%)
1,115	DRW Holdings LLC, LIBOR 1M + 3.750%(8)	(BB-, Ba3)	03/01/28	3.837	1,113,378
Building & Construction (0.2%)
540	TRC Companies, Inc., LIBOR 1M + 4.500%(5),(8)	(B, B2)	06/21/24	5.250	539,363
245	TRC Companies, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	06/21/24	4.500	245,280
					784,643
Building Materials (1.6%)
709	Chamberlain Group, Inc.(10)	(B, B2)	11/03/28	0.000	709,116
1,222	CHI Overhead Doors, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	07/31/25	4.500	1,227,020
2,711	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(8)	(B+, B1)	04/12/28	3.750	2,712,514
748	Foundation Building Materials Holding Co. LLC, LIBOR 1M + 3.250%(8)	(B, B2)	02/03/28	3.750	743,217
2,115	Park River Holdings, Inc., LIBOR 3M + 3.250%(8)	(B-, B1)	12/28/27	4.000	2,108,910
575	Standard Industries, Inc., LIBOR 3M + 2.500%(8)	(BBB-, Baa3)	09/22/28	3.000	575,306
					8,076,083

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals (3.9%)
$398	Allnex (Luxembourg) & Cy S.C.A., LIBOR 1M + 3.250%(8)	(B, B2)	09/13/23	4.000	$398,266
300	Allnex U.S.A., Inc., LIBOR 1M + 3.250%(8)	(B, B2)	09/13/23	4.000	300,050
947	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(8)	(BB-, B1)	08/27/26	5.500	957,127
871	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(5),(8)	(B, B2)	11/20/23	4.500	873,017
678	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(5),(8)	(B, B2)	11/20/23	4.500	679,390
2,494	Atotech B.V., LIBOR 3M + 2.500%(8)	(B+, B1)	03/18/28	3.000	2,494,274
430	CPC Acquisition Corp., LIBOR 3M + 7.750%(8)	(CCC, Caa2)	12/29/28	8.500	431,476
382	GEON Performance Solutions, LLC, LIBOR 3M + 4.750%(8)	(B+, B2)	08/18/28	5.500	386,498
623	LSF11 A5 Holdco LLC, LIBOR 3M + 3.750%(8)	(B, B1)	10/15/28	4.250	623,501
862	Luxembourg Investment Co. 428 S.a r.l.(5),(10)	(B, B2)	10/20/28	0.000	862,709
3,198	PMHC II, Inc., LIBOR 12M + 3.500%(8)	(B-, Caa1)	03/31/25	4.500	3,182,336
1,152	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, PRIME + 3.750%(8)	(B-, B3)	10/15/25	4.874 - 7.000	1,152,986
2,681	Solenis Holdings LLC, LIBOR 1M + 4.000%(8)	(B-, B3)	06/26/25	4.087	2,681,590
500	Solenis Holdings LLC, LIBOR 1M + 8.500%(4),(8)	(CCC+, Caa1)	06/26/26	8.587	500,940
48	UTEX Industries, Inc., LIBOR 1M + 7.000%(8)	(NR, NR)	12/03/25	8.500	48,609
42	UTEX Industries, Inc., LIBOR 1M + 5.250%(8)	(NR, NR)	12/03/25	11.000	41,732
794	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(8)	(CCC+, Caa1)	10/28/24	4.500	780,915
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(4),(8)	(CCC-, Caa3)	10/27/25	9.250	442,672
2,190	Zep, Inc., LIBOR 3M + 4.000%(8)	(CCC+, B3)	08/12/24	5.000	2,154,705
					18,992,793
Diversified Capital Goods (1.6%)
2,452	Callaway Golf Co., LIBOR 1M + 4.500%(8)	(B, B1)	01/02/26	4.588	2,469,118
1,580	Dynacast International LLC, LIBOR 3M + 4.750%(5),(8)	(CCC+, B2)	07/22/25	5.750	1,584,263
593	Dynacast International LLC, LIBOR 3M + 9.250%(5),(8)	(CCC-, Caa2)	10/22/25	10.250	610,380
237	Filtration Group Corp.(10)	(B, B3)	10/21/28	0.000	236,868
615	GrafTech Finance, Inc., LIBOR 1M + 3.000%(8)	(BB, Ba3)	02/12/25	3.500	617,028
998	Madison IAQ LLC, LIBOR 6M + 3.250%(8)	(B, B1)	06/21/28	3.750	996,667
1,349	Vertiv Group Corp., LIBOR 1M + 2.750%(8)	(BB-, B1)	03/02/27	2.830	1,341,315
					7,855,639
Electronics (1.4%)
500	CPI International, Inc., LIBOR 1M + 7.250%(4),(5),(8)	(CCC, Caa2)	07/26/25	8.250	467,208
3,859	Idemia Group, LIBOR 3M + 4.500%(8)	(B-, B3)	01/09/26	5.250	3,872,430
998	Infinite Bidco LLC, LIBOR 1M + 3.750%(8)	(B-, B2)	03/02/28	4.250	999,161
500	Infinite Bidco LLC, LIBOR 1M + 7.000%(5),(8)	(CCC, Caa2)	03/02/29	7.500	505,000
1,271	MKS Instruments, Inc.(10)	(BB, Ba1)	10/21/28	0.000	1,271,142
					7,114,941

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Energy - Exploration & Production (0.1%)
$730	Oryx Midstream Services Permian Basin LLC, LIBOR 3M + 3.250%(8)	(BB-, Ba3)	10/05/28	3.750	$727,774
872	PES Holdings LLC, 3.000% PIK(2),(5),(9)	(NR, NR)	12/31/22	3.000	16,342
					744,116
Food & Drug Retailers (0.9%)
1,990	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.500%(8)	(B-, B2)	11/30/27	4.250	1,995,393
1,493	WOOF Holdings, Inc., LIBOR 3M + 3.750%(8)	(B-, B2)	12/21/27	4.500	1,496,238
866	WOOF Holdings, Inc., LIBOR 6M + 7.250%(8)	(CCC, Caa2)	12/21/28	8.000	877,535
					4,369,166
Food - Wholesale (0.5%)
182	AI Aqua Merger Sub, Inc.(10)	(B, B3)	07/31/28	0.000	182,444
1,452	AI Aqua Merger Sub, Inc., LIBOR 1M + 4.000%(8)	(B, B3)	07/31/28	4.500	1,459,554
211	U.S. Foods, Inc., LIBOR 1M + 2.000%(8)	(BB-, B3)	09/13/26	2.087	207,630
690	United Natural Foods, Inc., LIBOR 1M + 3.500%(8)	(BB-, B1)	10/22/25	3.587	691,316
					2,540,944
Gaming (0.3%)
944	CBAC Borrower LLC, LIBOR 1M + 4.000%(4),(8)	(B-, Caa2)	07/08/24	4.087	934,298
329	Golden Nugget, Inc., LIBOR 2M + 2.500%(8)	(B, B2)	10/04/23	3.250	327,822
					1,262,120
Gas Distribution (0.5%)
1,000	AL NGPL Holdings LLC, LIBOR 3M + 3.750%(8)	(B+, Ba3)	04/14/28	4.750	1,004,375
1,307	Traverse Midstream Partners LLC LIBOR 3M + 4.250%(8)	(B, B3)	09/27/24	5.250	1,309,411
					2,313,786
Health Facilities (1.0%)
998	Insulet Corp., LIBOR 1M + 3.250%(8)	(B+, Ba3)	05/04/28	3.750	1,000,308
1,990	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.750%(8)	(B, B3)	04/21/27	4.500	1,986,291
1,000	Medline Industries, Inc.(10)	(B+, B1)	10/23/28	0.000	1,001,875
103	Western Dental Services, Inc., (Delayed Draw Term Loan), LIBOR 1M + 4.500%(8),(11)	(B-, B3)	08/11/28	5.250	102,955
1,006	Western Dental Services, Inc., (Term Loan B), LIBOR 1M + 4.500%(8)	(B-, B3)	08/11/28	5.250	1,008,967
					5,100,396
Health Services (0.2%)
1,000	Electron BidCo, Inc.(10)	(B, B1)	11/01/28	0.000	1,000,125
Health Services (5.4%)
1,292	ADMI Corp., LIBOR 1M + 3.125%(8)	(B, B2)	12/23/27	3.625	1,284,202
769	Agiliti Health, Inc., LIBOR 1M + 2.750%(5),(8)	(B+, B1)	01/04/26	3.500	768,929

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services
$1,023	Agiliti Health, Inc., LIBOR 1M + 2.750%(5),(8)	(B+, B1)	01/04/26	2.875	$1,022,206
2,245	Athenahealth, Inc., LIBOR 3M + 4.250%(8)	(B, B2)	02/11/26	4.377	2,255,038
1,139	ATI Holdings Acquisition, Inc.(10)	(B-, B3)	05/10/23	0.000	1,076,968
317	Carestream Health, Inc., LIBOR 6M + 6.750%(8)	(B-, B1)	05/08/23	7.750	318,757
653	CHG Healthcare Services, Inc., LIBOR 3M + 3.500%(8)	(B, B1)	09/29/28	4.000	653,945
2,452	KUEHG Corp., LIBOR 3M + 3.750%(8)	(CCC+, B3)	02/21/25	4.750	2,433,924
1,711	Learning Care Group, Inc., LIBOR 3M + 3.250%(8)	(CCC+, B3)	03/13/25	4.250	1,693,530
1,995	MedAssets Software Intermediate Holdings, Inc., LIBOR 3M + 3.750%(8)	(B-, B2)	01/28/28	4.500	1,999,678
160	Medical Solutions L.L.C.(10)	(B, B1)	10/05/28	0.000	160,300
840	Medical Solutions L.L.C.(10)	(B, B1)	10/07/28	0.000	841,575
971	Navicure, Inc., LIBOR 1M + 4.000%(8)	(B-, B2)	10/22/26	4.087	973,233
998	Pacific Dental Services LLC, LIBOR 1M + 3.250%(8)	(B, B1)	05/05/28	4.000	1,001,869
1,489	PetVet Care Centers LLC, LIBOR 1M + 3.500%(8)	(B, B2)	02/14/25	4.250	1,489,077
1,990	PPD, Inc., LIBOR 1M + 2.000%(8)	(BB-, Ba2)	01/13/28	2.500	1,989,075
500	Radiology Partners, Inc., LIBOR 1M + 4.250%(8)	(B-, B2)	07/09/25	4.334 - 4.336	500,035
295	SCP Eye Care Services LLC, LIBOR 3M + 4.500%(5),(8),(11)	(B-, B3)	03/16/28	4.500	296,193
1,700	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(5),(8)	(B-, B3)	03/16/28	5.250	1,704,535
254	Therapy Brands Holdings LLC, LIBOR 3M + 4.000%(5),(8),(11)	(B-, B2)	05/12/28	4.000	254,237
996	Therapy Brands Holdings LLC, LIBOR 3M + 4.000%(5),(8)	(B-, B2)	05/18/28	4.750	995,763
434	TTF Holdings LLC, LIBOR 1M + 4.000%(5),(8)	(B+, B2)	03/24/28	4.750	435,192
2,161	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(8)	(B-, B3)	12/10/27	6.250	2,172,465
					26,320,726
Insurance Brokerage (1.5%)
398	Acrisure LLC, LIBOR 3M + 3.500%(8)	(B, B2)	02/15/27	3.632	393,489
895	Alliant Holdings Intermediate LLC, LIBOR 1M + 3.750%(8)	(B, B2)	11/05/27	4.250	895,113
1,291	Alliant Holdings Intermediate, LLC(10)	(B, B2)	11/19/27	0.000	1,290,282
497	AssuredPartners, Inc., LIBOR 1M + 3.500%(8)	(B, B1)	02/12/27	3.587	494,775
1,869	NFP Corp., LIBOR 1M + 3.250%(8)	(B, B1)	02/15/27	3.337	1,848,974
2,569	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(8)	(BB-, B1)	09/01/27	3.750	2,576,076
					7,498,709
Investments & Misc. Financial Services (2.7%)
1,493	AlixPartners, LLP, LIBOR 1M + 2.750%(8)	(B+, B1)	02/04/28	3.250	1,489,239
436	Altisource Solutions Sarl, LIBOR 3M + 4.000%(4),(8)	(CCC-, Caa1)	04/03/24	5.000	388,875

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services
$1,000	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(8)	(CCC, Caa2)	08/02/29	7.000	$1,000,000
1,286	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(8)	(B-, B2)	08/02/28	4.000	1,284,071
374	Ditech Holding Corp.(2),(6)	(NR, NR)	06/30/22	0.000	74,955
918	Focus Financial Partners LLC, LIBOR 1M + 2.000%(8)	(BB-, Ba3)	07/03/24	2.087	913,738
200	HighTower Holdings LLC, LIBOR 3M + 4.000%(8),(11)	(B-, B2)	04/21/28	4.000	200,600
1,550	HighTower Holdings LLC, LIBOR 3M + 4.000%(8)	(B-, B2)	04/21/28	4.750	1,554,650
2,607	Hudson River Trading LLC, LIBOR 1M + 3.000%(8)	(BB-, Ba2)	03/20/28	3.087	2,595,540
1,115	Jane Street Group LLC, LIBOR 1M + 2.750%(8)	(BB-, Ba2)	01/26/28	2.837	1,105,186
403	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(8)	(B, B3)	06/03/26	4.340	402,347
125	Mariner Wealth Advisors LLC(5),(10),(11)	(B, B1)	08/18/28	1.875	124,688
875	Mariner Wealth Advisors LLC, LIBOR 3M + 3.250%(5),(8)	(B, B1)	08/18/28	3.750	872,812
1,359	VFH Parent LLC, LIBOR 1M + 3.000%(8)	(B+, Ba3)	03/01/26	3.089	1,358,177
					13,364,878
Machinery (1.6%)
960	Alliance Laundry Systems LLC, LIBOR 3M + 3.500%(8)	(B, B2)	10/08/27	4.250	962,807
346	ASP Blade Holdings, Inc.(10)	(B-, B1)	10/13/28	0.000	347,000
229	CMBF LLC, LIBOR 3M + 3.000%(5),(8),(11)	(B, B3)	08/02/28	3.000	228,784
771	CMBF LLC, LIBOR 1M + 6.000%(5),(8)	(B, B3)	08/02/28	6.500	768,716
285	CPM Holdings, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	11/17/25	3.582	284,586
197	CPM Holdings, Inc., LIBOR 1M + 8.250%(4),(8)	(CCC+, Caa2)	11/15/26	8.332	195,476
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(4),(8)	(CCC+, Caa2)	09/06/26	6.837	411,074
1,460	LTI Holdings, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	09/06/25	3.587	1,444,691
996	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.500%(5),(8)	(BB-, B1)	06/27/24	3.500	998,712
167	Pro Mach Group, Inc., (Delayed Draw Term Loan), LIBOR 3M + 4.000%(8),(11)	(B-, B2)	08/31/28	5.000	168,233
1,030	Pro Mach Group, Inc., (Term Loan B), LIBOR 3M + 4.000%(8)	(B-, B2)	08/31/28	5.000	1,036,312
1,000	Welbilt, Inc., LIBOR 1M + 2.500%(8)	(B-, B2)	10/23/25	2.587	997,500
					7,843,891
Managed Care (0.4%)
1,872	Inovalon Holdings, Inc., LIBOR 1M + 2.750%(8)	(B+, B2)	04/02/25	2.875	1,872,250
Media - Diversified (0.1%)
969	Diamond Sports Group LLC, LIBOR 1M + 3.250%(8)	(CCC, Caa1)	08/24/26	3.340	516,110
Medical Products (1.7%)
1,526	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(8)	(CCC+, B3)	06/15/23	6.000	1,481,209
1,489	CPI Holdco LLC, LIBOR 1M + 3.750%(8)	(B, B2)	11/04/26	3.837	1,490,377
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Medical Products
$1,471	CryoLife, Inc., LIBOR 3M + 3.500%(8)	(B, B1)	06/01/27	4.500	$1,475,715
1,363	Femur Buyer, Inc., LIBOR 3M + 4.500%(8)	(CCC+, Caa1)	03/05/26	4.632	1,283,536
2,400	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(8)	(BB-, B1)	12/11/26	3.250	2,393,496
					8,124,333
Metals & Mining - Excluding Steel (0.0%)
200	Noranda Aluminum Acquisition Corp.(2),(5),(6)	(NR, NR)	02/28/19	0.000	300
Packaging (0.9%)
970	Charter NEX U.S., Inc., LIBOR 1M + 3.750%(8)	(B, B2)	12/01/27	4.500	974,064
100	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(8)	(B, B2)	06/29/25	3.131	99,307
498	Flex Acquisition Co., Inc., LIBOR 3M + 3.500%(8)	(B, B2)	02/23/28	4.000	496,774
1,561	Proampac PG Borrower LLC, LIBOR 3M + 3.750%(8)	(B-, B2)	11/03/25	4.500	1,564,419
726	Strategic Materials, Inc., LIBOR 3M + 3.750%(4),(8)	(CCC, Caa3)	11/01/24	4.750	654,236
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(4),(5),(8)	(CC, C)	10/31/25	8.750	370,875
343	Technimark LLC, LIBOR 3M + 3.750%(8)	(B-, B2)	06/30/28	4.250	342,972
					4,502,647
Packaging & Containers (0.2%)
879	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(8)	(B, B2)	11/12/27	4.000	878,469
Personal & Household Products (1.7%)
935	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 5.250%(8)	(B, B2)	09/27/24	6.250	937,386
1,287	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 3.250%(8)	(B, B2)	09/27/24	4.000	1,286,677
1,079	Anticimex International AB(10)	(B, B2)	07/21/28	0.000	1,079,414
250	Lakeshore Intermediate LLC, LIBOR 3M + 3.500%(5),(8)	(B, B2)	09/29/28	4.000	250,681
349	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(8)	(B, B2)	05/12/28	4.500	349,706
1,362	MND Holdings III Corp., LIBOR 3M + 3.500%(4),(8)	(CCC+, Caa1)	06/19/24	4.500	1,320,513
972	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(8)	(B-, Caa2)	08/10/23	8.500	919,214
1,983	Weber-Stephen Products LLC, LIBOR 1M + 3.250%(8)	(BB, B1)	10/30/27	4.000	1,989,420
					8,133,011
Pharmaceuticals (0.7%)
438	Akorn, Inc., LIBOR 3M + 7.500%(8)	(CCC+, Caa2)	10/01/25	8.500	442,930
441	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(8)	(BB, Ba2)	11/27/25	2.837	440,113
381	Curia Global, Inc., LIBOR 3M + 3.750%(8)	(B, B2)	08/30/26	4.500	382,141
520	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 5.000%(8)	(B-, B3)	03/27/28	5.750	508,725

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$1,198	ICON Luxembourg Sarl (Term Loan), LIBOR 3M + 2.500%(8)	(BB+, Ba1)	07/03/28	3.000	$1,199,311
298	ICON Luxembourg Sarl (Term Loan), LIBOR 3M + 2.500%(8)	(BB+, Ba1)	07/03/28	3.000	298,809
					3,272,029
Real Estate Development & Management (0.2%)
1,215	Cushman & Wakefield U.S. Borrower LLC, LIBOR 1M + 2.750%(8)	(BB-, Ba3)	08/21/25	2.837	1,208,711
Real Estate Investment Trusts (0.3%)
712	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(5),(8)	(B+, Ba2)	04/23/26	3.250	712,300
742	Claros Mortgage Trust, Inc., LIBOR 1M + 5.000%(5),(8)	(B+, Ba3)	08/09/26	6.000	743,816
					1,456,116
Recreation & Travel (0.9%)
1,949	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(8)	(B-, B3)	09/05/25	3.871	1,892,033
62	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(8)	(CCC, Caa2)	02/28/25	3.500	51,303
348	Crown Finance U.S., Inc., LIBOR 3M + 2.750%(8)	(CCC, Caa2)	09/30/26	3.750	285,448
874	Hornblower Sub LLC, LIBOR 3M + 4.750%(8)	(CCC-, Caa2)	04/27/25	5.750	831,381
1,134	Hornblower Sub LLC, LIBOR 6M + 8.125%(5),(8)	(NR, NR)	11/10/25	8.281	1,193,557
350	Hornblower Sub LLC, LIBOR 3M + 8.125%(5),(8)	(NR, NR)	11/10/25	9.125	368,375
					4,622,097
Restaurants (2.6%)
2,987	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(8)	(B, B2)	06/27/25	3.587	2,954,701
993	IRB Holding Corp., LIBOR 3M + 3.250%(8)	(B, B2)	12/15/27	4.250	993,656
2,464	IRB Holding Corp., LIBOR 3M + 2.750%(8)	(B, B2)	02/05/25	2.882	2,461,004
688	K-Mac Holdings Corp., LIBOR 3M + 6.750%(8)	(CCC, Caa2)	07/30/29	7.250	691,657
500	K-Mac Holdings Corp.(10)	(B-, B2)	07/21/28	0.000	498,705
479	Miller's Ale House, Inc., LIBOR 1M + 4.750%(4),(8)	(CCC+, Caa1)	05/30/25	4.836	461,750
1,974	Tacala LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	02/05/27	4.250	1,972,754
375	Tacala LLC, LIBOR 1M + 7.500%(8)	(CCC, Caa2)	02/04/28	8.250	375,624
2,510	Whatabrands LLC, LIBOR 1M + 3.250%(8)	(B, B2)	08/03/28	3.750	2,511,682
					12,921,533
Software - Services (10.8%)
1,727	Applied Systems, Inc., LIBOR 3M + 3.250%(8)	(B-, B2)	09/19/24	3.750	1,726,816
989	Applied Systems, Inc., LIBOR 3M + 5.500%(8)	(CCC, Caa2)	09/19/25	6.250	1,004,923
1,732	Aston FinCo Sarl, LIBOR 1M + 4.250%(8)	(B-, B2)	10/09/26	4.339	1,724,685
925	Astra Acquisition Corp.(10)	(B-, B2)	10/25/28	0.000	903,031
1,244	Ceridian HCM Holding, Inc., LIBOR 1 Week + 2.500%(8)	(B+, B1)	04/30/25	2.574	1,231,042
933	Cloudera, Inc., LIBOR 1M + 3.750%(8)	(B-, B2)	10/08/28	4.250	933,044
1,492	CommerceHub, Inc., LIBOR 3M + 4.000%(8)	(B, B2)	12/29/27	4.750	1,496,065
1,355	DCert Buyer, Inc., LIBOR 1M + 4.000%(8)	(B-, B2)	10/16/26	4.087	1,357,024
686	EAB Global, Inc., LIBOR 6M + 3.500%(8)	(B-, B2)	08/16/28	4.000	683,563

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$884	Emerald TopCo, Inc., LIBOR 1M + 3.500%, LIBOR 3M + 3.500%(8)	(B, B2)	07/24/26	3.587 - 3.629	$878,446
600	Epicor Software Corp., LIBOR 1M + 7.750%(8)	(CCC, Caa2)	07/31/28	8.750	617,700
2,181	Epicor Software Corp., LIBOR 1M + 3.250%(8)	(B-, B2)	07/30/27	4.000	2,181,201
3,764	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(8)	(B-, B2)	06/13/24	4.500	3,750,207
2,140	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(8)	(CCC, Caa2)	06/13/25	8.250	2,145,427
738	First Advantage Holdings LLC, LIBOR 1M + 2.750%(8)	(BB-, B1)	01/31/27	2.837	737,729
2,484	Flexera Software LLC, LIBOR 3M + 3.750%(8)	(B-, B1)	03/03/28	4.500	2,489,661
1,250	GHX Ultimate Parent Corp.(10)	(B, B2)	06/28/24	0.000	1,250,000
1,861	Huskies Parent, Inc., PRIME + 3.000%(8)	(B-, B2)	07/31/26	6.250	1,861,308
972	Hyland Software, Inc., LIBOR 1M + 3.500%(8)	(B-, B1)	07/01/24	4.250	974,467
429	IGT Holding IV AB, LIBOR 3M + 3.750%(8)	(B, B2)	03/31/28	4.250	429,993
250	MA FinanceCo. LLC, LIBOR 3M + 4.250%(8)	(BB-, B1)	06/05/25	5.250	252,105
323	MA FinanceCo. LLC, LIBOR 1M + 2.750%(8)	(BB-, B1)	06/21/24	2.837	321,080
500	Mitchell International, Inc., LIBOR 1M + 3.750%(8)	(B-, B2)	10/15/28	4.250	496,265
1,205	Newport Group, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	09/13/25	3.632	1,203,297
3,186	Polaris Newco LLC, LIBOR 3M + 4.000%(8)	(B-, B2)	06/02/28	4.500	3,197,573
2,722	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(8)	(B, B3)	04/26/24	4.090	2,722,609
1,097	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	06/01/26	3.587	1,092,028
481	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(8)	(B, B2)	03/03/28	4.000	481,218
2,379	Proofpoint, Inc., LIBOR 3M + 3.250%(8)	(B-, B2)	08/31/28	3.750	2,371,697
2,000	RealPage, Inc., LIBOR 1M + 3.250%(8)	(B, B2)	04/24/28	3.750	1,998,180
2,083	Redstone Buyer LLC, LIBOR 3M + 4.750%(8)	(B, B1)	04/27/28	5.500	2,007,491
2,184	Seattle Spinco, Inc., LIBOR 1M + 2.750%(8)	(BB-, B1)	06/21/24	2.837	2,168,356
632	SkillSoft Corp., LIBOR 3M + 4.750%(8)	(B-, B2)	06/30/28	5.500	637,062
2,409	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(8)	(B-, B1)	05/04/26	3.837	2,415,701
1,000	TPG VIII Elf Purchaser, LLC(5),(10)	(B+, B1)	10/14/28	0.000	1,000,625
1,685	Virtusa Corp., LIBOR 1M + 3.750%(8)	(B+, B2)	02/11/28	4.500	1,694,538
417	VS Buyer LLC, LIBOR 1M + 3.000%(8)	(B, B1)	02/28/27	3.087	416,181
					52,852,338
Specialty Retail (0.6%)
849	EG America LLC, LIBOR 3M + 4.000%(8)	(B-, B3)	02/07/25	4.132	847,388
1,495	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(8)	(B, B2)	05/14/26	3.089	1,493,039
741	Restoration Hardware, Inc.(10)	(BB, Ba2)	10/20/28	0.000	741,356
					3,081,783
Steel Producers/Products (0.1%)
368	Grinding Media, Inc., LIBOR 3M + 4.000%(8)	(B, B2)	10/12/28	4.122	369,823

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services (2.5%)
$864	APFS Staffing Holdings, Inc., LIBOR 1M + 4.750%(8)	(B, B2)	04/15/26	4.837	$863,504
995	Belfor Holdings, Inc., LIBOR 1M + 4.000%(5),(8)	(B, B1)	04/06/26	4.087	999,886
2,385	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(8)	(B+, B1)	03/01/24	3.500	2,385,899
299	LaserShip, Inc.(10)	(CCC, Caa2)	05/07/29	0.000	301,871
1,500	LaserShip, Inc., LIBOR 3M + 4.500%(8)	(B-, B2)	05/07/28	5.250	1,504,695
438	Osmose Utilities Services, Inc., LIBOR 1M + 3.250%(8)	(B, B2)	06/23/28	3.750	437,385
959	Pike Corp., LIBOR 1M + 3.000%(8)	(B, Ba3)	01/21/28	3.090	958,684
995	Protective Industrial Products, Inc., LIBOR 1 Week + 3.750%(8)	(B-, B2)	01/20/28	4.500	996,557
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(4),(8)	(CCC, Caa1)	08/25/25	8.750	328,500
2,386	White Cap Buyer LLC, LIBOR 1M + 4.000%(8)	(B, B2)	10/19/27	4.500	2,394,593
1,214	Wrench Group LLC, LIBOR 3M + 4.000%(5),(8)	(B-, B2)	04/30/26	4.132	1,212,986
					12,384,560
Tech Hardware & Equipment (0.6%)
588	CommScope, Inc., LIBOR 1M + 3.250%(8)	(B, Ba3)	04/06/26	3.337	581,530
998	Ingram Micro, Inc., LIBOR 3M + 3.500%(8)	(BB-, B1)	06/30/28	4.000	1,000,991
1,134	Ultra Clean Holdings, Inc., LIBOR 1M + 3.750%(8)	(B+, B1)	08/27/25	3.837	1,137,281
					2,719,802
Telecom - Wireless (0.4%)
1,987	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(8)	(B+, B2)	11/12/27	3.750	1,989,982
Telecom - Wireline Integrated & Services (1.4%)
480	Altice Financing S.A., LIBOR 3M + 2.750%(8)	(B, B2)	01/31/26	2.874	471,471
500	Altice France S.A.(10)	(B, B2)	08/14/26	0.000	498,250
1,466	Altice France S.A., LIBOR 3M + 3.688%(8)	(B, B2)	01/31/26	3.811	1,452,294
1,404	CenturyLink, Inc., LIBOR 1M + 2.250%(8)	(BBB-, Ba3)	03/15/27	2.337	1,388,723
764	Cologix, Inc., LIBOR 1M + 3.750%(8)	(B, B2)	05/01/28	4.500	766,627
323	GTT Communications, Inc.(2)	(CCC-, NR)	05/31/25	0.000	275,991
497	Numericable Group S.A., LIBOR 3M + 2.750%(8)	(B, B2)	07/31/25	2.879	490,089
949	TVC Albany, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	07/23/25	3.590	940,259
438	TVC Albany, Inc., LIBOR 1M + 7.500%(4),(5),(8)	(CCC, Caa2)	07/23/26	7.590	425,469
					6,709,173
Theaters & Entertainment (2.3%)
2,704	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(8)	(CCC+, B3)	07/03/26	5.500	2,713,528
900	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(8),(9)	(CCC, Caa3)	12/31/24	5.900	883,914
313	Technicolor S.A. (Incremental New Money Term Loan), LIBOR 6M + 6.000% Cash, 6.000% PIK(5),(8),(9)	(B, Caa1)	06/30/24	12.500	336,410

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment
$971	Technicolor S.A. (New Money Term Loan), LIBOR 6M + 6.000% Cash, 6.000% PIK(5),(8),(9)	(B, Caa1)	06/30/24	12.500	$1,044,003
168	TopGolf International, Inc., LIBOR 3M + 6.250%(5),(8)	(B-, B3)	02/08/26	7.000	171,394
2,685	UFC Holdings LLC, LIBOR 6M + 2.750%(8)	(B, B2)	04/29/26	3.500	2,673,106
3,437	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(8)	(B, B3)	05/18/25	2.840	3,378,503
					11,200,858
Trucking & Delivery (0.6%)
1,247	American Trailer World Corp., LIBOR 1M + 3.750%(8)	(B, B3)	03/03/28	4.500	1,243,371
1,963	Transplace Holdings, Inc., LIBOR 6M + 3.750%(4),(8)	(B-, B1)	10/07/24	4.750	1,964,059
					3,207,430
TOTAL BANK LOANS (Cost $276,617,044)					275,708,347
ASSET BACKED SECURITIES (3.9%)
Collateralized Debt Obligations (3.9%)
1,000	ALM Ltd., 2020 1A D, Rule 144A, LIBOR 3M + 6.000%(1),(8)	(BB-, NR)	10/15/29	6.124	1,000,306
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400%(1),(8)	(NR, Ba3)	07/20/34	7.532	1,351,068
1,000	Anchorage Capital CLO 21 Ltd., 2021-21A, Rule 144A, LIBOR 3M + 7.350%(1),(8)	(NR, Ba3)	10/20/34	7.487	993,786
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350%(1),(8)	(BB-, NR)	01/17/33	6.472	1,000,466
1,000	BlueMountain CLO Ltd., 2016-2, Rule 144A, LIBOR 3M + 4.300%(1),(8)	(BBB-, NR)	08/20/32	4.431	998,795
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(8)	(BB-, NR)	01/15/30	5.324	719,721
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(B+, NR)	07/27/31	5.535	694,978
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(B+, NR)	01/18/31	5.972	717,979
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(NR, Ba3)	01/18/31	5.522	730,795
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(B+, NR)	01/27/31	5.974	1,203,841
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(4),(8)	(NR, NR)	07/25/27	0.000	12,500
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(8)	(NR, Ba3)	10/16/30	5.622	476,953
1,000	KKR CLO Ltd., Rule 144A, LIBOR 3M + 7.110%(1),(8)	(BB-, NR)	10/20/34	7.242	988,539
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(8)	(NR, Ba3)	04/15/29	6.204	736,224

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$1,000	Neuberger Berman Loan Advisers CLO 43 Ltd., 2021-43A, Rule 144A, LIBOR 3M + 3.100%(1),(8)	(BBB-, NR)	07/17/35	3.211	$1,003,469
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(8)	(BB-, NR)	10/20/32	7.362	1,000,423
1,000	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.300%(1),(8)	(NR, Ba3)	07/20/30	6.432	993,852
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(8)	(NR, Baa2)	07/17/28	3.092	500,441
1,000	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 3.350%(1),(8)	(NR, Baa3)	07/20/30	3.482	999,560
500	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(8)	(NR, Baa3)	10/22/31	3.628	483,791
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(8)	(NR, Ba3)	07/20/30	6.282	465,934
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(NR, B1)	06/20/29	5.872	680,464
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(8)	(BBB-, NR)	07/14/31	3.477	482,255
750	Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550%(1),(8)	(NR, Ba2)	10/15/27	5.674	747,913
TOTAL ASSET BACKED SECURITIES (Cost $19,720,731)					18,984,053
Number of Shares
COMMON STOCKS (2.6%)
Auto Parts & Equipment (0.0%)
11,414	Jason Group, Inc.(6)				119,849
Building & Construction (0.0%)
2	White Forest Resources, Inc.(3),(5),(6)				—
Cable & Satellite TV (0.2%)
54,000	Altice U.S.A., Inc., Class A(6)				880,200
Chemicals (0.1%)
1,512	Project Investor Holdings LLC(3),(4),(5),(6)				15
25,202	Proppants Holdings LLC(3),(4),(5),(6)				252
6,341	UTEX Industries, Inc.(6)				304,368
					304,635
Energy - Exploration & Production (0.1%)
53,197	Patterson-UTI Energy, Inc.(6)				455,366
37,190	PES Energy, Inc.(3),(4),(5),(6)				372
					455,738
Investments & Misc. Financial Services (1.5%)
7,000	Accelerate Acquisition Corp.(6)				68,180
43,189	ArcLight Clean Transition Corp. II(6)				421,525
48,000	Ares Acquisition Corp.(6),(7)				472,320

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Number of Shares		Value
COMMON STOCKS (continued)
Investments & Misc. Financial Services
10,000	Cartesian Growth Corp.(6)	$99,300
49,770	CC Neuberger Principal Holdings III(6)	488,741
80,000	DHC Acquisition Corp.(6)	781,600
10,000	EJF Acquisition Corp.(6)	99,900
90,953	FTAC Hera Acquisition Corp.(6)	890,430
40,000	Gores Holdings VII, Inc.(6)	395,200
35,000	Gores Holdings VIII, Inc., Class A(6)	342,650
8,253	Gores Metropoulos II, Inc.(6),(7)	82,695
19,603	Gores Technology Partners, Inc.(6)	193,874
50,000	Hudson Executive Investment Corp. III(6)	487,500
155,000	KKR Acquisition Holdings I Corp.(6)	1,517,450
42,000	Mason Industrial Technology, Inc.(6)	410,340
15,000	Northern Star Investment Corp. IV(6)	146,700
30,000	Pathfinder Acquisition Corp.(6)	298,200
10,000	Pivotal Investment Corp. III(6)	98,000
15,000	Warburg Pincus Capital l Corp.(6)	146,250
		7,440,855
Metals & Mining - Excluding Steel (0.4%)
1,100,000	Taseko Mines Ltd.(6)	2,316,163
Pharmaceuticals (0.1%)
37,299	Akorn Holding Company LLC(6)	384,664
Private Placement (0.2%)
279,199	Technicolor S.A. EUR 27.0(6),(12)	896,611
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(3),(4),(5),(6)	—
8	Sprint Industrial Holdings LLC, Class H(3),(4),(5),(6)	—
19	Sprint Industrial Holdings LLC, Class I(3),(4),(5),(6)	100
		100
TOTAL COMMON STOCKS (Cost $11,957,461)		12,798,815
WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(3),(4),(5),(6)	—
Investments & Misc. Financial Services (0.0%)
2,333	Accelerate Acquisition Corp. expires 12/31/2027(6)	2,263
8,637	ArcLight Clean Transition Corp. II expires 02/04/2023(6)	10,278
8,200	Ares Acquisition Corp. expires 12/31/2027(6)	9,922
3,333	Cartesian Growth Corp. expires 12/31/2027(6)	4,233
9,954	CC Neuberger Principal Holdings III expires 12/31/2027(6)	11,646
26,666	DHC Acquisition Corp. expires 12/31/2027(6)	22,663
3,333	EJF Acquisition Corp. expires 02/28/2027(6)	6,166
22,738	FTAC Hera Acquisition Corp. expires 12/31/2027(6)	22,965

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

Number of Shares		Value
WARRANTS (continued)
Investments & Misc. Financial Services
12,000	Gores Guggenheim, Inc., expires 12/31/2027(6)	$32,400
5,000	Gores Holdings VII, Inc. expires 12/31/2027(6)	6,200
4,375	Gores Holdings VIII, Inc. expires 12/31/2027(6)	5,250
1,650	Gores Metropoulos II, Inc. expires 01/31/2028(6)	3,003
3,920	Gores Technology Partners, Inc., expires 12/31/2027(6)	4,822
10,000	Hudson Executive Investment Corp. III expires 12/31/2028(6)	8,299
38,750	KKR Acquisition Holdings I Corp. expires 12/31/2027(6)	37,588
14,000	Mason Industrial Technology, Inc. expires 12/31/2027(6)	10,153
2,500	Northern Star Investment Corp. IV expires 12/31/2027(6)	2,350
6,000	Pathfinder Acquisition Corp. expires 12/31/2027(6)	5,700
2,000	Pivotal Investment Corp. III expires 12/31/2027(6)	1,900
3,000	Warburg Pincus Capital expires 02/17/2022(6)	2,700
		210,501
Recreation & Travel (0.0%)
29,276	Cineworld Group, expires 12/21/2025(6)	11,360
TOTAL WARRANTS (Cost $180,668)		221,861
SHORT-TERM INVESTMENTS (7.4%)
33,559,059	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.03%	33,559,059
2,821,513	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(13)	2,821,513
TOTAL SHORT-TERM INVESTMENTS (Cost $36,380,572)		36,380,572
TOTAL INVESTMENTS AT VALUE (103.5%) (Cost $508,899,188)		508,518,921
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.5%)		(17,114,900)
NET ASSETS (100.0%)		$491,404,021

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities amounted to a value of $169,610,799 or 34.5% of net assets.

(2)  Bond is currently in default.

(3)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(4)  Illiquid security.

(5)  Security is valued using significant unobservable inputs.

(6)  Non-income producing security.

(7)  Security or portion thereof is out on loan (See note 2-K).

(8)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2021. The rate may be subject to a cap and floor.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2021

(9)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(10)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2021.

(11)  All or a portion is an unfunded loan commitment (See note 2-J).

(12)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

(13)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2021.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation
USD	504,797	CAD	627,000	10/12/22	Deutsche Bank AG	$(504,797)	$(503,937)	$860
								$860
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Depreciation
CAD	451,000	USD	363,895	10/12/22	Deutsche Bank AG	$363,895	$362,481	$(1,414)
USD	2,156,249	CAD	2,706,000	10/12/22	Morgan Stanley	(2,156,249)	(2,174,887)	(18,638)
USD	15,282	GBP	11,242	10/12/22	Deutsche Bank AG	(15,282)	(15,347)	(65)
								$(20,117)
								$(19,257)

Currency Abbreviations:

CAD = Canadian Dollar

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
October 31, 2021

Assets
Investments at value, including collateral for securities on loan of $2,821,513 (Cost $508,899,188) (Note 2)	$508,518,921[1]
Receivable for Fund shares sold	7,040,611
Receivable for investments sold	6,147,635
Interest receivable	3,600,710
Unrealized appreciation on forward foreign currency contracts (Note 2)	860
Prepaid expenses and other assets	63,952
Total assets	525,372,689
Liabilities
Investment advisory fee payable (Note 3)	256,078
Administrative services fee payable (Note 3)	42,792
Shareholder servicing/Distribution fee payable (Note 3)	40,674
Payable for investments purchased	28,313,624
Payable upon return of securities loaned (Note 2)	2,821,513
Unfunded loan commitments (Note 2)	1,311,785
Payable for Fund shares redeemed	858,304
Dividend payable	53,956
Unrealized depreciation on forward foreign currency contracts (Note 2)	20,117
Trustees' fee payable	16,394
Accrued expenses	233,431
Total liabilities	33,968,668
Net Assets
Capital stock, $.001 par value (Note 6)	48,532
Paid-in capital (Note 6)	507,323,120
Total distributable earnings (loss)	(15,967,631)
Net assets	$491,404,021
I Shares
Net assets	$420,435,216
Shares outstanding	41,525,988
Net asset value, offering price and redemption price per share	$10.12
A Shares
Net assets	$31,101,709
Shares outstanding	3,071,271
Net asset value and redemption price per share	$10.13
Maximum offering price per share (net asset value/(1-4.75%))	$10.64
C Shares
Net assets	$39,867,096
Shares outstanding	3,934,820
Net asset value, offering price and redemption price per share	$10.13

1  Includes $2,750,619 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Year Ended October 31, 2021

Investment Income
Interest	$18,112,057
Securities lending (net of rebates)	9,027
Total investment income	18,121,084
Expenses
Investment advisory fees (Note 3)	3,208,814
Administrative services fees (Note 3)	119,193
Shareholder servicing/Distribution fees (Note 3)
Class A	84,435
Class C	417,218
Transfer agent fees (Note 3)	320,887
Registration fees	71,129
Trustees' fees	64,527
Custodian fees	61,868
Commitment fees (Note 4)	56,561
Audit and tax fees	42,798
Printing fees	29,940
Legal fees	19,509
Insurance expense	16,954
Miscellaneous expense	16,284
Total expenses	4,530,117
Less: fees waived and expenses reimbursed (Note 3)	(1,010,650)
Net expenses	3,519,467
Net investment income	14,601,617
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(586,732)
Net realized gain from foreign currency transactions	14,062
Net realized loss from forward foreign currency contracts	(53,760)
Net change in unrealized appreciation (depreciation) from investments	17,042,794
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(34,490)
Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	16,381,874
Net increase in net assets resulting from operations	$30,983,491

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
From Operations
Net investment income	$14,601,617	$14,985,889
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(626,430)	(7,081,794)
Net change in unrealized appreciation (depreciation) from investments and forward foreign currency contracts	17,008,304	(8,971,681)
Net increase (decrease) in net assets resulting from operations	30,983,491	(1,067,586)
From Distributions
From distributable earnings
Class I	(12,170,148)	(10,858,414)
Class A	(1,290,771)	(2,121,306)
Class C	(1,279,536)	(2,075,223)
Net decrease in net assets resulting from dividends	(14,740,455)	(15,054,943)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	291,942,975	124,396,241
Reinvestment of dividends	14,084,105	14,181,493
Net asset value of shares redeemed	(98,223,482)	(189,181,077)
Net increase (decrease) in net assets from capital share transactions	207,803,598	(50,603,343)
Net increase (decrease) in net assets	224,046,634	(66,725,872)
Net Assets
Beginning of year	267,357,387	334,083,259
End of year	$491,404,021	$267,357,387

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$9.57	$9.88	$9.96	$10.24	$9.73
INVESTMENT OPERATIONS
Net investment income[1]	0.40	0.51	0.53	0.51	0.54
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.56	(0.31)	(0.08)	(0.27)	0.52
Total from investment operations	0.96	0.20	0.45	0.24	1.06
LESS DIVIDENDS
Dividends from net investment income	(0.41)	(0.51)	(0.52)	(0.52)	(0.53)
Return of capital	—	—	(0.01)	(0.00)[2]	(0.02)
Total dividends	(0.41)	(0.51)	(0.53)	(0.52)	(0.55)
Net asset value, end of year	$10.12	$9.57	$9.88	$9.96	$10.24
Total return[3]	10.11%	2.21%	4.68%	2.34%	11.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$420,435	$190,537	$230,330	$175,189	$114,605
Ratio of net expenses to average net assets	0.79%	0.80%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets excluding interest expense	0.79%	0.80%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	3.93%	5.33%	5.36%	5.08%	5.34%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.31%	0.10%	0.17%	0.26%
Portfolio turnover rate[4]	46%	34%	37%	45%	79%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$9.57	$9.88	$9.96	$10.24	$9.74
INVESTMENT OPERATIONS
Net investment income[1]	0.38	0.49	0.51	0.49	0.51
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.56	(0.31)	(0.08)	(0.28)	0.51
Total from investment operations	0.94	0.18	0.43	0.21	1.02
LESS DIVIDENDS
Dividends from net investment income	(0.38)	(0.49)	(0.50)	(0.49)	(0.50)
Return of capital	—	—	(0.01)	(0.00)[2]	(0.02)
Total dividends	(0.38)	(0.49)	(0.51)	(0.49)	(0.52)
Net asset value, end of year	$10.13	$9.57	$9.88	$9.96	$10.24
Total return[3]	9.95%	1.96%	4.42%	2.09%	10.71%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$31,102	$34,254	$50,343	$44,930	$36,961
Ratio of net expenses to average net assets	1.04%	1.05%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.04%	1.05%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	3.78%	5.10%	5.13%	4.84%	4.99%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.31%	0.10%	0.17%	0.26%
Portfolio turnover rate[4]	46%	34%	37%	45%	79%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of year	$9.57	$9.88	$9.96[1]	$10.24	$9.74
INVESTMENT OPERATIONS
Net investment income[2]	0.31	0.41	0.43	0.41	0.43
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.56	(0.31)	(0.08)	(0.28)	0.52
Total from investment operations	0.87	0.10	0.35	0.13	0.95
LESS DIVIDENDS
Dividends from net investment income	(0.31)	(0.41)	(0.42)	(0.41)	(0.43)
Return of capital	—	—	(0.01)	(0.00)[3]	(0.02)
Total dividends	(0.31)	(0.41)	(0.43)	(0.41)	(0.45)
Net asset value, end of year	$10.13	$9.57	$9.88	$9.96[1]	$10.24
Total return[4]	9.13%	1.19%	3.64%	1.33%	9.88%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$39,867	$42,566	$53,410	$46,586	$31,411
Ratio of net expenses to average net assets	1.79%	1.80%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets excluding interest expense	1.79%	1.80%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	3.03%	4.35%	4.38%	4.09%	4.25%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.31%	0.10%	0.17%	0.26%
Portfolio turnover rate[5]	46%	34%	37%	45%	79%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
October 31, 2021

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$164,418,004	$7,269	$164,425,273
Bank Loans	—	251,574,543	24,133,804	275,708,347
Asset Backed Securities	—	18,984,053	—	18,984,053
Common Stocks	11,092,584	1,705,492	739	12,798,815
Warrants	210,501	11,360	0 (1)	221,861
Short-term Investments	33,559,059	2,821,513	—	36,380,572
	$44,862,144	$439,514,965	$24,141,812	$508,518,921
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$860	$—	$860
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$20,117	$—	$20,117

(1)  Included a zero valued security.

*  Other financial instruments include unrealized appreciation(depreciation) on forward foreign currency contracts.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of October 31, 2021 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$146,871	$12,986,029	$313,201	$0	(1)	$13,446,101
Accrued discounts (premiums)	1,557	12,749	—	—		14,306
Purchases	15,416	25,575,090	—	—		25,590,506
Sales	(280,276)	(13,288,142)	(970,305)	—		(14,538,723)
Realized gain (loss)	(12,482)	22,718	215,925	—		226,161
Change in unrealized appreciation (depreciation)	136,183	665,572	561,395	—		1,363,150
Transfers into Level 3	—	1,568,149	372	—		1,568,521
Transfers out of Level 3	—	(3,408,361)	(119,849)	—		(3,528,210)
Balance as of October 31, 2021	$7,269	$24,133,804	$739	$0	(1)	$24,141,812
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2021	$6,563	$445,391	$(27,118)	$—		$424,836

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2021	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Corporate Bonds	$706	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
	$6,563	Vendor Pricing	Single Broker Quote	$0.01 (N/A)
Bank Loans	$24,133,804	Vendor Pricing	Single Broker Quote	$0.00 – $1.08	($1.00)
Common Stocks	$739	Income Approach	Expected Remaining Distribution	$0.00 – $5.22	($0.72)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2021, $1,568,521 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $3,528,210 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2021, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2021 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2021.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$860	$20,117	$(53,760)	$(34,490)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2021, the Fund held an average monthly value on a net basis of $6,853,619 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Deutsche Bank AG	$860	$(860)	$—	$—	$—

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2021:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Deutsche Bank AG	$1,479	$(860)	$—	$—	$619
Morgan Stanley	18,638	—	—	—	18,638
	$20,117	$(860)	$—	$—	$19,257

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

"Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At October 31, 2021, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2021 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

unfunded portions of credit agreements are presented on the Schedule of Investments. As of October 31, 2021, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
CMBF LLC	08/02/2028	3.000	$229,358
HighTower Holdings LLC	04/21/2028	4.000	$200,000
Mariner Wealth Advisors LLC	08/18/2028	1.875	$125,000
Pro Mach Group, Inc. (Delayed Draw Term Loan)	08/31/2028	2.500	$133,771
RVR Dealership Holdings, LLC	02/08/2028	2.000	$33,392
SCP Eye Care Services LLC	03/16/2028	4.500	$295,454
Therapy Brands Holdings LLC	05/12/2028	4.000	$254,237
Western Dental Services, Inc. (Delayed Draw Term Loan)	08/11/2028	5.250	$40,573

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2021 the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$2,750,619	$2,821,513	$2,821,513

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021
Note 2. Significant Accounting Policies (continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2021.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$2,750,619	$(2,750,619)	$—

(a)  Represents market value of loaned securities at year end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2021, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $12,028. The Fund retained $9,027 in income from the cash collateral investment, and SSB, as lending agent, was paid $3,001.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 2. Significant Accounting Policies (continued)

reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 3. Transactions with Affiliates and Related Parties (continued)

Fund's average daily net assets. For the year ended October 31, 2021, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $3,208,814 and $1,010,650, respectively. Effective November 12, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse under the contractual expense limitation arrangement, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2023. For the year ended October 31, 2021, there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2021 are as follows:

	Fee waivers/expense reimbursements subject to Recoupment	Expires October 31, 2022	Expires October 31, 2023	Expires October 31, 2024
Class I	$1,545,511	$101,003	$633,623	$810,885
Class A	242,311	23,286	129,648	89,377
Class C	284,346	24,206	149,752	110,388
Totals	$2,072,168	$148,495	$913,023	$1,010,650

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2021, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $119,193.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2021, the Fund paid Rule 12b-1 distribution fees of $84,435 for Class A shares and $417,218 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2021, CSSU and its affiliates advised the Fund that they retained $2,372 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2021 and during the year ended October 31, 2021, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the year ended October 31, 2021, the line was not drawn upon and no fees were incurred.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$366,928,234	$166,398,340	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	27,727,218	$279,750,393	11,123,159	$105,707,914
Shares issued in reinvestment of dividends	1,151,173	11,626,749	1,079,949	10,216,382
Shares redeemed	(7,267,430)	(73,254,477)	(15,611,202)	(143,404,187)
Net increase (decrease)	21,610,961	$218,122,665	(3,408,094)	$(27,479,891)
	Class A
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	863,110	$8,668,674	1,408,775	$13,744,180
Shares issued in reinvestment of dividends	120,331	1,212,609	207,019	1,959,547
Shares redeemed	(1,491,869)	(15,058,786)	(3,132,169)	(29,980,635)
Net decrease	(508,428)	$(5,177,503)	(1,516,375)	$(14,276,908)
	Class C
	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	349,829	$3,523,908	515,512	$4,944,147
Shares issued in reinvestment of dividends	123,495	1,244,747	212,292	2,005,564
Shares redeemed	(984,529)	(9,910,219)	(1,687,057)	(15,796,255)
Net decrease	(511,205)	$(5,141,564)	(959,253)	$(8,846,544)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 6. Capital Share Transactions (continued)

On October 31, 2021, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	62%
Class A	5	70%
Class C	4	87%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2021 and 2020, respectively, was as follows:

Ordinary Income
2021	2020
$14,740,455	$15,054,943

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forwards, deferred organizational expenses, defaulted bonds and premium amortization accruals.

At October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(15,354,548)
Undistributed ordinary income	94,638
Unrealized depreciation	(633,392)
$(15,893,302)

At October 31, 2021, the Fund had $1,428,766 of unlimited short-term capital loss carryforwards and $13,925,782 of unlimited long term capital loss carryforwards available to offset possible future capital gains.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2021

Note 7. Income Tax Information and Distributions to Shareholders (continued)

At October 31, 2021, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$509,133,056
Unrealized appreciation	$7,405,179
Unrealized depreciation	(8,038,571)
Net unrealized appreciation (depreciation)	$(633,392)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), defaulted bonds and premium amortization adjustments, distributions in excess of net investment income was credited $ 133,864 and accumulated net realized loss was debited $133,864. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and Shareholders of Credit Suisse Strategic Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Credit Suisse Strategic Income Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for the years ended October 31, 2019, 2018 and 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
December 29, 2021

We have served as the auditor of one or more investment companies in Credit Suisse Asset Management, LLC investment companies since 2020.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (18 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. The Board may determine to extend the terms of Trustees beyond age 75 on a case-by-case basis. Each officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio** Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

*  The officers of the Fund shown are officers that make policy decisions.

**  Effective December 16, 2021, Jason Gossett replaced Emidio Morizio as Interim Chief Compliance Officer. Mr. Gossett has been a Vice President of Credit Suisse since 2018 and has been associated with Credit Suisse since June 2015. Mr. Gossett also serves as an officer of other Credit Suisse funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-AR-1021

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2021. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2021.

Item 3. Audit Committee Financial Expert.

The registrant's governing board has determined that it has two audit committee financial experts serving on its audit committee: Mahendra R. Gupta and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant showing the amount of fees billed to the registrant during the registrant’s last two fiscal years by PricewaterhouseCoopers LLP (“PwC”), the registrant’s current independent registered public accounting firm, and the registrant’s former independent registered public accounting firm. The tax fees billed to the registrant for the fiscal year 2020 are the only fees that have been billed to the registrant by its former independent registered public accounting firm. For engagements with PwC and the registrant’s former independent registered public accounting firm the Audit Committee approved in advance all audit services and non-audit services that PwC and the registrant’s former independent registered public accounting firm provided to the registrant for its fiscal years ended October 31, 2020 and October 31, 2021.

	2020	2021
Audit Fees	$175,600	$175,600
Audit-Related Fees[1]	$-	$-
Tax Fees[2]	$19,760	$16,000
All Other Fees	$-	$-
Total	$195,360	$191,600

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($0 for 2020 and $0 for 2021).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021.

	2020	2021
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2020	2021
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021:

	2020	2021
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2020 were $19,760 and by PwC for the fiscal year ended October 31, 2021 were $16,000 for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(other) Iran related activities disclosure requirement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: January 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: January 6, 2022

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Financial Officer and Treasurer
Date: January 6, 2022